TURNER FUNDS

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                                                               SEMIANNUAL REPORT
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                                                      March 31, 2002 (unaudited)


GROWTH FUNDS
------------

Turner Disciplined Large Cap Growth Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Turner Micro Cap Growth Fund


VALUE FUNDS
-----------

Turner Large Cap Value Fund

Turner Midcap Value Fund

Turner Small Cap Value Fund

Turner Small Cap Value Opportunities Fund

CORE FUNDS
----------

Turner Small Cap Equity Fund


SECTOR/SPECIALTY FUNDS
----------------------

Turner Technology Fund

Turner Top 20 Fund

Turner Global Top 40 Fund

Turner New Enterprise Fund

Turner Future Financial Services Fund

Turner New Energy & Power Technology Fund

Turner Healthcare & Biotechnology Fund

Turner Tax Managed U.S. Equity Fund


FIXED INCOME FUNDS
------------------

Turner Core Fixed Income Fund

Turner Core High Quality Fixed Income Fund

Turner Ultra Short Duration Fixed Income Fund

Turner Short Duration Fixed Income Fund

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       CONTENTS


  1    Letter to Shareholders

  8    Total returns of Turner Funds

 10    Investment review: Turner Disciplined Large Cap Growth Fund

 11    Investment review:
       Turner Midcap Growth Fund

 12    Investment review:
       Turner Small Cap Growth Fund

 13    Investment review:
       Turner Small Cap Equity Fund

 14    Investment review:
       Turner Micro Cap Growth Fund

 15    Investment review:
       Turner Large Cap Value Fund

 16    Investment review:
       Turner Midcap Value Fund

 17    Investment review:
       Turner Small Cap Value Fund

 18    Investment review:
       Turner Small Cap Value
       Opportunities Fund

 19    Investment review:
       Turner Technology Fund

 20    Investment review:
       Turner Top 20 Fund

 21    Investment review:
       Turner Global Top 40 Fund

 22    Investment review:
       Turner New Enterprise Fund

 23    Investment review:
       Turner Future Financial Services Fund

 24    Investment review:
       Turner New Energy & Power
       Technology Fund

 25    Investment review:
       Turner Healthcare & Biotechnology Fund

 26    Investment review:
       Turner Tax Managed U.S. Equity Fund

 27    Investment review:
       Turner Core Fixed Income Fund

 28    Investment review:
       Turner Core High Quality
       Fixed Income Fund

 29    Investment review:
       Turner Ultra Short Duration
       Fixed Income Fund

 30    Investment review:
       Turner Short Duration
       Fixed Income Fund

 31    Financial Statements

 112   Notes to Financial Statements



TURNER FUNDS
The Turner Funds currently offer a series of twenty one no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser to the Turner Funds. The firm, founded in 1990, invests about $9 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.

Clover Capital Management, Inc., based in Pittsford, New York, serves as the investment sub-adviser to the Value Funds and the Core Fixed Income Fund.



SHAREHOLDER SERVICES
Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com. Or they may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

LETTER TO SHAREHOLDERS
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                                                                        May 2002

TO OUR SHAREHOLDERS


For the six-month period ending March 31, 2002, it was generally profitable to be a shareholder in our bond funds, but it was even more profitable to be a shareholder in our growth-stock and value-stock funds.

Our bond funds produced returns ranging from flat to slightly positive, as interest rates rose at all but the shortest maturities and eroded security prices (yields move inversely to prices). Our stock funds generated returns of 6-32% and benefited from signs of economic recovery and an improvement in corporate earnings from depressed levels.

GROWTH AND VALUE: DIFFERENT ROUTES, SAME DESTINATION

In terms of equity investing styles, what was interesting about the period was that both growth stocks and value stocks produced comparable returns -- although they did so in differing fashions. Value stocks, as represented by the Russell 1000 Value Index, had a relatively smooth ride: value stocks gained 7.37% in the first half of the period and 4.09% in the second half of the period -- for an aggregate return of 11.77% for the six months. Growth stocks, on the other hand, traversed a route that was irregular, in posting a 12.16% return for the six months; the Russell 1000 Growth Index soared 15.14% in the first half of the period, then lost 1.96% in the second half of the period.

Our growth and value funds, in turn, conformed to much the same patterns. Our value funds recorded soundly positive returns in both halves of the period, while our growth funds generated double-digit gains in the first half and less spectacular gains or outright losses in the second half.

In absolute terms (the degree of positive or negative performance), the results achieved of our growth and value funds were soundly positive in the period. In relative terms (performance versus the indexes), though, the story was less cheery: most performed near to -- but lagged -- their benchmarks.

MARKET PSYCHOLOGY, WEIGHTINGS AFFECT RESULTS

Our growth funds' results were adversely affected by a skittish investor psychology that prevailed late in the period about two key issues: whether the prices of growth stocks already fully reflected the anticipated improvement in corporate earnings and whether possible interest-rate increases by the Federal Reserve Board in coming months would curb the stock market's ascent. In light of those concerns, investors found it safer to take a wait-and-see attitude about earnings and avoid premium-priced growth stocks. As a result our growth funds' holdings, which were more richly valued than those of their growth indexes, proved the most out of favor and dragged down the six-month results.

Basically, our value funds underperformed because they didn't hold larger positions in sectors that did best during the period, especially early in the period: producer durables, autos/transportation, materials/ processing, technology, and consumer discretionary/services.

Here are their specific returns:

PERFORMANCE OF GROWTH FUNDS

The Turner Disciplined Large Cap Growth Fund rose 8.30%, a result that underperformed the Russell Top 200 Growth Index's 9.73%. Technology holdings added extra return to Disciplined Large Cap Growth's results; health-care holdings detracted from performance. Another factor dampening results for Disciplined Large Cap Growth -- as well as for its value counterpart, the Turner Large Cap Value Fund -- was the relative weakness of large-cap stocks. For instance, the large-cap Russell 1000 Index underperformed both the Russell Midcap Index and the small-cap Russell 2000 Index by more than 12 percentage points. The reasons for that edge in performance: smaller stocks were cheaper than larger stocks and typically do better early in the economic cycle.

The Turner Micro Cap Growth Fund continued to do well, gaining 31.05% to outperform the Russell 2000 Growth Index's 23.69% by 7.36 percentage points. Micro Cap Growth benefited from good stock selection; most of its sector positions beat their corresponding index sectors, particularly its larger sector positions: consumer discretionary/services, health care, technology, and financial services, which accounted for more than 60% of the portfolio.

The Turner Midcap Cap Growth Fund advanced 21.09% (Class I Shares), versus 24.82% for the Russell Midcap Growth Index. Health-care stocks with high valuations declined and significantly eroded Midcap Growth's results; financial-services stocks added the most value.

The Turner Small Cap Growth Fund returned 23.64%, nearly equaling the 23.69% performance of the Russell 2000 Growth Index.
Consumer-discretionary/services


                                         TURNER FUNDS 2002 SEMIANNUAL REPORT   1

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                                                                        May 2002


stocks had the biggest positive impact on the fund's performance, and technology stocks had a substantial adverse effect.

The Turner Tax Managed U.S. Equity Fund was up 9.66%, while the S&P 500 Index rose 10.99%. Technology holdings boosted the fund's relative performance and health-care holdings, whose price/earnings multiples were elevated as a result of anemic earnings, were a major impairment.

PERFORMANCE OF VALUE AND CORE FUNDS

The Turner Large Cap Value Fund climbed 7.31%, versus 9.39% for the S&P 500/BARRA Value Index. An underweighting in producer-durables and materials/processing shares hurt the fund's relative performance.

The Turner Midcap Value Fund gained 20.38%, slightly underperforming the Russell Midcap Value Index's 20.88%. The fund's energy and financial-services holdings did well, but its producer-durables and consumer stocks were subpar.

The Turner Small Cap Value Fund returned 25.39%, versus the Russell 2000 Value Index's 27.90%. An underweighting in outperforming cyclical stocks largely explains the fund's performance shortfall. Small Cap Value has returned an annualized 19.16% in the past five years, trumping the Russell 2000 Value Index by 7.95 percentage points annualized. As a result of a surge of new assets, Small Cap Value was closed to new investors on December 28, 2001. We have a policy of closing our funds to preserve their return potential from the effects of excessive asset growth. Small Cap Value is the third of our funds to close, joining Small Cap Growth and Micro Cap Growth.

On March 4, 2002, we launched two new small-cap funds, the Turner Small Cap Value Opportunities Fund and the Turner Small Cap Equity Fund.

Small Cap Value Opportunities got off to a worthy start, gaining 6.10%, compared with 4.21% for the Russell 2000 Value Index. Cyclical stocks -- energy, financial services, materials/processing, and metals -- did well.

Small Cap Equity, a small-cap core fund invested in both growth and value stocks, climbed 5.80%, a return that beat the Russell 2000 Index's 3.91%. Among the fund's winners were industrial-manufacturing stocks.

PERFORMANCE OF SPECIALTY/SECTOR FUNDS

Our specialty/sector funds performed well, in the past six months, with six of the seven funds generating returns that outdistanced their target indexes.



The Turner Future Financial Services Fund was up 17.37%, versus 11.04% for the S&P 500 Financials Index. The fund's margin of outperformance was largely contributed by financial-transaction-processing, brokerage, and banking stocks.

The Turner Global Top 40 Fund benefited from international stock markets that were more rewarding and investor sentiment about growth stocks both here and abroad that was more bullish than before. Global Top 40 gained 16.51%, beating the MSCI World Index's 8.96% result. Technology stocks largely drove Global Top 40's outperformance.

The Turner Healthcare & Biotechnology Fund transcended the funk that plagued health-care stocks during the period, a funk that reflected investors' increasing concern about the pricing power of the health-care sector. The S&P 500 Health Care Index was up just 0.63%. Healthcare & Biotechnology, in contrast, rose 7.84%, powered by smaller health-care and biotechnology stocks.

The Turner New Energy & Power Technology Fund gained 6.48%, compared with a 14.21% return for the S&P 500 Energy Index. The fund's results reflected good returns in oil-services stocks and underperformance in power-technology stocks.

The Turner New Enterprise Fund soared 31.91%, beating the Nasdaq Composite Index's 23.12% gain. Fueling the fund's gain was a resurgence in technology stocks -- notably, semiconductor, technology-services, and software stocks -- and a rally in Internet, financial-services, and semiconductor-capital-equipment shares.

The Turner Technology Fund likewise benefited from the recovery in tech stocks, profiting especially from semiconductor, technology-services, and software holdings. The fund gained 30.12%, versus a 23.71% return for the Goldman Sachs Technology Composite Index.

The Turner Top 20 Fund advanced 23.44%, outpacing the S&P 500 Index's 10.99%. The fund's winners included media, semiconductor, and software stocks.

PERFORMANCE OF BOND FUNDS

The six-month returns of the bond market -- and our four bond funds -- were more muted than they had been in previous periods since 2000. The cause: bond prices fell in response to yields that rose at all but the three- and six-month maturity marks. That represented a reversal from six months earlier, when yields were


2   TURNER FUNDS 2002 SEMIANNUAL REPORT

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                                                                        May 2002


declining, falling to the lower end of their historical ranges; the benchmark 10-year Treasury yield of 4.59% last September 30, for example, climbed to 5.40% by March 31. For their part, three of our four bond funds produced modestly positive returns; the fourth's performance was flat.

The Turner Core Fixed Income Fund was down a slightly negative 0.06%, versus a 0.14% gain for the Lehman Brothers Aggregate Bond Index. Detracting from results were holdings in Treasury and corporate securities, which underperformed, and an underweighting in outperforming mortgage-backed securities. As of March 31, Core Fixed Income's 30-day yield was 5.10%.

The Turner Core High Quality Fund, true to its name, benefited from a high average credit quality and an overweighting in mortgage-backed securities. Its Treasury holdings lagged. Core High Quality gained 0.05%, a return that fell short of the Lehman Brothers Aggregate Bond Index's 0.14%. At March 31, Core High Quality's 30-day yield stood at 4.85%.

The Turner Short Duration Fixed Income Fund (Class I Shares) rose 0.83%, compared with the Lehman Brothers 1-3 Year U.S. Government Bond Index's 0.79% performance. Aiding the fund's performance was a short-duration average, 1.7 years (shorter durations lose less than longer durations do when rates rise), a sizable weighting in mortgage-backed securities, and a position in inflation-indexed Treasury notes, which did well in the second half as a result of investor fears of inflation accelerating. Short Duration's 30-day yield as of March 31 was 3.23%.

An even shorter duration investment, the Turner Ultra Short Duration Fixed Income Fund (Class I Shares), produced the best return of our bond funds, 1.30%. The fund profited from a decline in short rates, a decline that enabled six-month maturities to reap the highest returns in the bond market in the period. Also helping Ultra Short Duration was a weighting of more than 40% in mortgage-backed securities. Its index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, returned 1.07%. The fund offered a 30-day yield of 2.38% on March 31.

OUR LONGER-TERM LIPPER RANKINGS SHINE

Even more important than these six-month returns, in our view, are the long-term performance records of our funds. In a business that has seen mutual funds proliferate over the past 20 years (there are now nearly as many stock mutual funds -- 4,758, according to the latest count of the Investment Company Institute -- as there are individual U.S. stock issues), the performance of our own funds stacks up favorably with that of the competition, according to Lipper Inc.

Of the 10 funds that have track records of at least three years (any shorter time period is statistically insignificant, we think), seven of them rank in the top three Lipper deciles versus comparable funds for performance in the longest applicable time spans (see display). Here are the longest-term individual Lipper rankings for those nine funds as of March 31, 2002:

o In the Intermediate Investment-Grade Debt Funds category, Core Fixed Income ranks in the 14th percentile for the past 10 years.

o In the Financial-Services Funds category, Future Financial Services ranks in the 64th percentile for the past five years. (The fund's track record isn't entirely ours; we only began managing the fund in 2001.)

o In the Mid-Cap Growth Funds category, Midcap Growth ranks in the third percentile for the past five years.

o In the Mid-Cap Value Funds category, Midcap Value ranks in the 65th percentile for the past 10 years.

o In the Multi-Cap Value Funds category, Large Cap Value ranks in the 59th percentile for the past four years.

o In the Short-Intermediate U.S. Government Funds category, Short Duration Fixed Income ranks in the 23rd percentile for the past seven years.

o In the Small-Cap Growth Funds category, Micro Cap Growth ranks in the first percentile for the past four years.

o Also in the Small-Cap Growth Funds category, Small Cap Growth ranks in the seventh percentile for the past seven years.

o In the Small-Cap Value Funds category, Small Cap Value ranks in the sixth percentile for the past five years.

o In the Ultra-Short Obligations category, Ultra Short Duration Fixed Income ranks in the 11th percentile for the past seven years.

WE PREPARE FOR THE FUTURE

So much for history. That was then. What about the future? Investors are by nature futurists; no one invests in the past. Whatever interest our explanation of the


                                         TURNER FUNDS 2002 SEMIANNUAL REPORT   3

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                                                                        May 2002


past six months may hold, almost certainly what you really want to know is what's in store for the next six months -- how we plan to manage your money and what we expect from the stock and bond markets going forward.

As for the Turner organization, we continue to expand to provide you with a more diverse lineup of funds and to serve you better. Our no-load mutual funds number 21, up from 10 in the fourth quarter of 2000, and our staff totals about 100, up from 60 in the fourth quarter of 2000. In the process, we have expanded staff functions such as client service, compliance, and operations that oversee the day-to-day administration of our business, so that our investment teams remain free to do what they do best -- manage money, in fulfillment of our primary mission to deliver superior investment returns to you.

And as noted, in the past six months, we added two new small-cap stock mutual funds, Small Cap Value Opportunities and Small Cap Equity -- and a new value/core-investing team to manage them, Tom DiBella and Ken Gainey. Tom and Ken bring to us a combined 39 years of experience in the financial-services industry and a stellar investment record that they achieved while at Aeltus Investment Management.

Also, we welcomed Roger Early, fixed-income chief investment officer, and Paul Matlack, senior portfolio manager/security analyst, to our fixed-income investing team. They contribute, among other things, a combined 40 years of experience in the financial-services industry to our quest to broaden our fixed-income capabilities. Roger previously served as vice president/senior portfolio manager at Rittenhouse Financial Services and as senior vice president/senior portfolio manager at Delaware Investments, Philadelphia. Paul formerly was a vice president/senior portfolio manager at Delaware Investments.

With their assistance, we will add investment-grade and non-investment-grade, or "high-yield," corporate bonds to Core High Quality, in an effort to enhance the fund's return potential. Previously, the fund's emphasis was Treasury and mortgage-backed bonds.

OUR OUTLOOK FOR THE MARKETS: MILDLY BENIGN

As for our investment outlook, we have mildly benign views about the return potential of the stock and bond markets.

We believe the stock market bottomed last September. Since the stock market has historically bottomed three to nine months before the economy improves, we think the stock market is now reflecting the better times that lie ahead. We think the probabilities are high that earnings will improve markedly in 2002, especially since the year-over-year comparisons will be pegged to such a low base, and will drive the market higher. We see signs that some companies reporting good earnings are beginning to be rewarded with higher stock prices. That's quite a change from last year, when even the select few companies that met Wall Street's earnings expectations had their stocks beaten up.

With yields still relatively low, averaging less than 6%, we think returns in the bond market are likely to be modest in 2002. But if the Federal Reserve is compelled to start hiking rates aggressively to keep economic growth moderate and inflation in check, those figures would be lower. We think corporate bonds will benefit from an improving economy and a yield advantage of almost two percentage points over Treasuries. In our analysis, mortgage-backed bonds stand to profit from a decline in the number of home-mortgage refinancings, which will in turn reduce the risks that the loans undergirding the bonds will be prepaid, i.e., paid off early. And we like inflation-indexed Treasuries, which we think will do relatively well whether the inflation rate picks up or remains subdued.

HERE'S HOW OUR FUNDS ARE INVESTED

As for our investment strategies, here's how we are presently positioning our funds:

Our growth funds are emphasizing three kinds of stocks: stocks of companies whose earnings tend to lead an economic recovery, like semiconductor, data-storage, paper, software, and media/advertising companies; stocks that have below-average volatility; and stocks that happen to be technically oversold temporarily.

Our value funds are invested primarily in stocks selling at a discount to the value indexes. As a growth manager, I find it intriguing that our value funds are increasing their weightings in a prime growth sector, technology, because its prices have been pounded so severely over the past two years. I also find it ironic, in that there's a hard-core school of investors who maintain that technology stocks are still too richly priced. Also, if the rotation of market leadership among sectors continues to be brisk, our value-investing team plans to sell shares more frequently than usual to nail down gains.




4   TURNER FUNDS 2002 SEMIANNUAL REPORT

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                                                                        MAY 2002


Our bond funds are maintaining a high average credit quality and contain sizable weightings in mortgage-backed, short-maturity, and inflation-indexed Treasury securities. And their average durations are slightly shorter than those of the indexes, to protect the value of holdings from any interest-rate increases. In Short Duration and Ultra Short Duration, we are increasing our weighting in one- and two-year Treasuries as a substitute for money-market investments.

WE CHERISH YOUR TRUST IN US

Finally, I would be remiss if I didn't affirm our appreciation for your abiding support. We consider it the ultimate validation of our investment approaches and our organization that you have continued to entrust us with additional assets to manage. In the first quarter, for instance, new net investment in the Turner Funds totaled $367.4 million. Such a show of confidence only reinforces our resolve to serve you in an ever-more effective manner.


As always, we welcome your feedback and questions. We do care what you think. In my judgment, any success we have enjoyed is an outgrowth of our being an independent firm; as such, we have been free to make decisions based on what's best for our shareholders, based in turn largely on feedback from our shareholders and institutional clients. Beyond that, we have tried to practice the Golden Rule: we have sought to provide clients with a level of investment performance and service that we ourselves would expect if we were in the shareholder's shoes. It's been as simple, and challenging, as that.

I look forward to again reporting six months hence about how we have fared in the simple but challenging pursuit of serving you.


Bob Turner
CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, INVESTMENT ADVISER TO THE TURNER FUNDS


April 12, 2002


[PHOTO OF BOB TURNER OMITTED]
BOB TURNER

                                         TURNER FUNDS 2002 SEMIANNUAL REPORT   5

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                                                                        May 2002


LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS WITH AT LEAST THREE YEARS OF HISTORY

Periods ending March 31, 2002

                                    ONE          TWO          THREE        FOUR         FIVE          SEVEN         10
                                   YEAR         YEARS         YEARS        YEARS        YEARS         YEARS        YEARS
--------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS
TURNER CORE
FIXED INCOME FUND
Ranking versus
competitors                       138/340      105/274       60/238       54/204       42/164         27/127       7/49
Percentile ranking                  40           38            25           26           25            21           14
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL-SERVICES FUNDS
TURNER FUTURE
FINANCIAL SERVICES FUND
Ranking versus
competitors                       92/120        78/83         25/67        32/48        20/31          --           --
Percentile ranking                  76           93            10           66           64            --           --
--------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP
GROWTH FUND
Ranking versus
competitors                       231/466      245/353       118/277      16/224        6/189          --           --
Percentile ranking                  49            69           42             7             3          --           --
--------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUNDS
TURNER MIDCAP
VALUE FUND
Ranking versus
competitors                       78/172       93/136        62/121        65/99        46/72          33/45       17/26
Percentile ranking                  45            68           51            65             63          73          65
--------------------------------------------------------------------------------------------------------------------------
MULTI-CAP VALUE FUNDS
TURNER LARGE CAP
VALUE FUND
Ranking versus
competitors                       465/497      343/407      224/344       172/289        --            --           --
Percentile ranking                  93            84           65            59          --            --           --
--------------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE
U.S. GOVERNMENT FUNDS
TURNER SHORT DURATION
FIXED INCOME FUND
Ranking versus
competitors                        29/82        59/79         21/74        17/70        21/64          12/51        --
Percentile ranking                  35            74           28            24             32          23          --
--------------------------------------------------------------------------------------------------------------------------



6   TURNER FUNDS 2002 SEMIANNUAL REPORT

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                                                                        May 2002

                                    ONE          TWO          THREE        FOUR         FIVE          SEVEN         10
                                   YEAR         YEARS         YEARS        YEARS        YEARS         YEARS        YEARS
---------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER MICRO CAP
GROWTH FUND
Ranking versus
competitors                       18/418        8/345         1/293        1/246         --            --           --
Percentile ranking                   4            2             1             1          --            --           --
---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP
GROWTH FUND
Ranking versus
competitors                       213/418      251/345       189/293      90/246       47/189         8/101         --
Percentile ranking                  50           72            64           36           24             7           --
---------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUNDS
TURNER SMALL CAP
VALUE FUND
Ranking versus
competitors                       123/292      215/258        9/229        6/172        8/127          --           --
Percentile ranking                  42           83             3            3            6            --           --
---------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT
OBLIGATIONS FUNDS
TURNER ULTRA
SHORT DURATION
FIXED INCOME FUND
Ranking versus
competitors                        9/35          8/32         3/26         3/25         4/21           2/17         --
Percentile ranking                  25           25            11           12           19            11           --
---------------------------------------------------------------------------------------------------------------------------
Source: Lipper Inc.

                                         TURNER FUNDS 2002 SEMIANNUAL REPORT   7

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS
Six-month period ending March 31, 2002


                                                   Year                                                 (Annualized) Total
                                       Six         to           One        Three       Five     Ten     Since        Assets
Fund Name/Index                        Month       Date         Year       Year        Year     Year    inception    ($mil)

GROWTH
------------------------------------------------------------------------------------------------------------------------------
TURNER DISCIPLINED LARGE CAP
GROWTH FUND                            8.30%      -6.43%      -7.45%        N/A        N/A       N/A  -31.36%      $60.05
Russell Top 200 Growth Index           9.73%      -2.77%      -3.36%        n/a        n/a       n/a  -25.94%
S&P 500 Index                         10.99%       0.28%       0.25%        n/a        n/a       n/a  -11.79%
------------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND--
CLASS I SHARES                        21.09%      -3.83%      -1.91%       5.69%     21.57%      N/A   19.19%     $827.73
Russell Midcap Growth Index           24.82%      -1.77%       4.70%       0.42%      9.44%      n/a    8.37%
------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)       23.64%      -3.59%       6.91%       5.25%     13.17%      N/A   17.32%     $254.39
Russell 2000 Growth Index             23.69%      -1.96%       4.95%       0.15%      4.76%      n/a    5.65%
------------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)       31.05%       5.15%      27.66%      51.85%       N/A       N/A   48.62%     $240.24
Russell 2000 Growth Index             23.69%      -1.96%       4.95%       0.15%       n/a       n/a   -1.73%
------------------------------------------------------------------------------------------------------------------------------
TURNER TOP 20 FUND                    23.44%      -6.32%      -5.20%        N/A        N/A       N/A    0.55%      $72.36
S&P 500 Index                         10.98%       0.28%       0.25%        n/a        n/a       n/a   -5.12%
------------------------------------------------------------------------------------------------------------------------------
TURNER TAX MANAGED
U.S. EQUITY FUND                       9.66%      -1.54%      -1.10%        N/A        N/A       N/A   -9.55%       $7.04
After Taxes (Pre-liquidation)(4)                              -1.10%        n/a        n/a       n/a   -9.55%
After Taxes (Post-Liquidation)(4)                             -0.68%        n/a        n/a       n/a   -7.63%
Russell 1000 Growth Index             12.16%      -2.59%      -2.00%        n/a        n/a       n/a  -11.71%
S&P 500 Index                         10.99%       0.28%       0.25%        n/a        n/a       n/a   -5.63%
------------------------------------------------------------------------------------------------------------------------------


SPECIALTY
------------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND(1)(2)          30.12%      -7.70%     -13.72%        N/A        N/A       N/A   -5.28%      $29.71
Pacific Stock Exchange Technology
  100 Index                           32.61%      -0.29%       3.67%        n/a        n/a       n/a    5.11%
Goldman Sachs Tech Composite Index    23.71%      -7.29%      -8.60%        n/a        n/a       n/a  -16.17%
------------------------------------------------------------------------------------------------------------------------------
TURNER GLOBAL TOP 40 FUND(3)          16.51%      -4.68%     -14.25%        N/A        N/A       N/A  -43.61%       $3.43
MSCI World Growth Index               11.80%      -0.73%      -2.91%        n/a        n/a       n/a  -23.58%
------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND            31.91%     -11.79%      -1.14%        N/A        N/A       N/A  -37.93%       $7.77
NASDAQ Composite Index                23.12%      -5.30%       0.60%        n/a        n/a       n/a  -35.18%
------------------------------------------------------------------------------------------------------------------------------
TURNER FUTURE FINANCIAL
SERVICES FUND(2)                      17.37%       3.01%       2.98%       6.45%     13.07%      N/A   15.03%      $16.56
S&P 500 Financials Index              11.04%       3.34%       4.12%       4.64%     14.22%      n/a   16.71%
------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENERGY &
POWER TECHNOLOGY FUND(1)(2)            6.48%      -0.36%     -13.70%        N/A        N/A       N/A  -15.05%       $1.31
S&P 500 Energy Index                  14.21%       9.24%       4.49%        n/a        n/a       n/a    2.64%
------------------------------------------------------------------------------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND(1)(2)               7.84%      -0.91%      26.70%        N/A        N/A       N/A   18.55%       $7.51
S&P Healthcare Index                   0.63%      -0.40%       2.91%        n/a        n/a       n/a   -4.36%
------------------------------------------------------------------------------------------------------------------------------


CORE
------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1)         N/A         N/A          N/A        N/A        N/A       N/A    5.80%       $0.31
Russell 2000 Index                      n/a         n/a          n/a        n/a        n/a       n/a    3.91%



8    TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                     Year                                               (Annualized) Total
                                          Six        to           One       Three     Five      Ten     Since        Assets
Fund Name/Index                           Month      Date         Year      Year      Year      Year    inception    ($mil)


FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
TURNER CORE FIXED INCOME FUND             -0.06%     -0.10%      4.54%     6.09%     7.02%     7.39%     7.17%      $35.77
Lehman Aggregate Bond Index                0.14%      0.10%      5.34%     6.49%     7.57%     7.38%     7.11%
----------------------------------------------------------------------------------------------------------------------------
TURNER CORE HIGH QUALITY
FIXED INCOME FUND                          0.05%      0.52%      4.35%      N/A       N/A       N/A      6.95%       $5.55
Lehman Brothers US Aggregate Bond Index    0.14%      0.10%      5.34%      n/a       n/a       n/a      7.43%
----------------------------------------------------------------------------------------------------------------------------
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND--CLASS I SHARES          1.30%      0.63%      4.37%     5.75%     5.90%      N/a      6.02%     $194.80
Merrill Lynch 3 months US. Treasury Bill   1.07%      0.43%      3.33%     4.93%     5.03%      n/a      5.13%
----------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION
FIXED INCOME FUND--CLASS I SHARES          0.83%      0.60%      4.88%     5.87%     6.24%       N/a     6.15%     $115.01
Lehman Brothers 1-3 Yr. US Gov.
   Bond Index                              0.79%      0.02%      5.59%     6.32%     6.51%       n/a     6.10%
----------------------------------------------------------------------------------------------------------------------------


VALUE
----------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND                7.31%      2.85%     -3.03%     4.26%      N/A       N/A      5.78%       $5.57
S&P 500 Barra Value Index                  9.39%      1.32%     -4.28%     1.30%      n/a       n/a      6.13%
Russell 1000 Value Index                  11.77%      4.09%      4.39%     3.63%      n/a       n/a      7.96%
----------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP VALUE FUND                  20.38%      7.16%     19.10%    14.49%    11.03%    12.48%    13.18%      $53.22
Russell Midcap Value Index                20.88%      7.90%     14.45%    10.70%    12.78%    14.75     15.81%
----------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND(1)            25.39%      6.99%     26.46%    30.66%    19.16%      N/A     18.60%     $597.13
Russell 2000 Value Index                  27.90%      9.58%     23.74%    18.73%    13.31%      n/a     13.92%
----------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP
VALUE OPPORTUNITIES FUND(1)                  N/A       N/A        N/A       N/A       N/A       N/A      6.10%       $0.31
Russell 2000 Value Index                     n/a       n/a        n/a       n/a       n/a       n/a      4.21%
----------------------------------------------------------------------------------------------------------------------------


Returns lesser than one year are cumulative. The Turner Funds are Distributed by Turner Investment distributor, Inc., Berwyn, PA 19312. This information must be preceded or accompanied by a Turner Funds prospectus, which contains detailed information, including fees and expenses, about risks associated with investing in these funds. A free prospectus can be abtained by calling 1-800-224-6312. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less their original cost. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The Indexes mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible.

(1) Investing in technology and science stocks and small capitalization companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.

(3) In addition, international investment may invole risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Investors should read the prospectus carefully before investing. The indexes mentioned are unmanaged statiscal composites of stock market or bond market performance. Investing in an index is not possible.

(4) After-tax returns are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return depends on your individual tax situation, and may differ from the figures presented here. If you own fund shares in a tax-deferred account such as an IRA or 401(K) plan, this information does apply to your investment because these accounts are not subject to current taxes. After-returns for most funds are calculated using the tax liability implied by each fund's declared distributions. However, the exact tax characteristics of many distributions are not known until after the close of the year. For certain funds, conservative estimates are used based on fund history until final amounts become available.


                                         TURNER FUNDS 2002 SEMIANNUAL REPORT   9

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER DISCIPLINED LARGE CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Disciplined Large Cap Growth Fund (formerly the Select Growth Equity
Fund) seeks capital appreciation. It invests primarily in common stocks and equity securities of U.S. companies with market capitalization exceeding ten billion that Turner believes have strong earnings growth potential.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

Technology                      27.1%
Healthcare                      25.1%
Consumer discretionary/services 21.97%
Financial services               9.7%
Consumer staples                 8.4%
Producer durables                1.9%
Energy                           1.1%
Utilities/Communication          1.0%
Autos/transportation             1.0%
Materials & Processing           0.9%




--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]

o  Ticker symbol TSGEX
o  CUSIP #87252R839
o  Top 10 holdings
   (1) Cisco Systems
   (2) Johnson & Johnson
   (3) Intel
   (4) Home Depot
   (5) Wal-Mart Stores
   (6) Pfizer
   (7) General Electric
   (8) PepsiCo
   (9) American International Group
   (10)Taiwan Semiconductor Manufacturing ADR
o % in 10 largest holdings 37.46%
o Number of holdings 51
o Price/earnings ratio 32
o Weighted average market capitalization $97.92 billion
o % of holdings with positive earnings surprises 50.8%
o % of holdings with negative earnings surprises 6.3%
o Net assets $60 million


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER DISCIPLINED LARGE CAP GROWTH FUND:
JUNE 30, 2000-MARCH 31, 2002 *

[LINE GRAPH OMITTED]
         TURNER DISCIPLINED LARGE   RUSSELL TOP 200  S&P 500
         CAP GROWTH FUND            GROWTH INDEX     INDEX
6/00     10000                       10000           10000
9/00      9655                        9304            9903
9/01      4626                        5183            7267
3/02      5010                        5688            8066

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
PAST ONE YEAR              SINCE INCEPTION
-7.45%                     -31.36%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Disciplined Large Cap Growth Fund is June 14, 2000.

10   TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with medium market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]

1.2%     Autos/transportation
2.1%     Materials/processing
6.3%     Energy
2.2%     Consumer staples
10.6%    Financial services.
0.7%       Utilities/communication
6.4%     Producer durables
23.1%    Technology
23.9%    Healthcare
20.2%    Consumer discretionary/services


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS MEDIUM AND INVESTMENT STYLE IS GROWTH]


o Ticker symbol TMGFX, Class I Shares
o CUSIP #900297409, Class I Shares
o Top 10 holdings
   (1) Kla-Tencor
   (2) Medimmune
   (3) Polycom
   (4) Interpublic Group
   (5) Novellus Systems
   (6) King Pharmaceuticals
   (7) Idec Pharmaceuticals
   (8) Best Buy
   (9) Globespan Virata
   (10)Nividia
o % in 10 largest holdings 17.93%
o Number of holdings 104
o Price/earnings ratio 43.1
o Weighted average market capitalization $5.73 billion
o % of holdings with positive earnings surprises 69.5%
o % of holdings with negative earnings surprises 7.5%
o Net assets $828 million, Class I Shares




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, CLASS I SHARES:
OCTOBER 31, 1996-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

                TURNER MIDCAP GROWTH FUND, CLASS I SHARES           RUSSELL MIDCAP GROWTH INDEX
10/31/96        10000                                               10000
SEP 97          14248                                               13118
SEP 98          14425                                               11889
SEP 99          26552                                               16310
SEP 00          52401                                               26156
SEP 01          21484                                               12615
MAR 02          26016                                               15746

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------

                PAST     PAST        PAST       SINCE
                ONE YEAR THREE YEARS FIVE YEARS INCEPTION
Class I Shares  -1.91%   5.69%       21.57%     19.19%
Class II Shares  N/A      N/A        N/A        21.50%**

 * These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Growth Fund (Class I Shares) is October 1, 1996.
** Cumulative

                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   11

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with small market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART]

3.1%     Consumer staples
3.5%     Materials/processing
10.6%    Financial services
11.3%    Producer durables
2.1%     Utilities/communication
4.9%     Energy
2.2%     Autos/transportation
18.4%    Technology
21.7%    Consumer discretionary/services
20.7%    Healthcare


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS GROWTH]



o  Ticker symbol TSCEX
o  CUSIP #900297300
o  Top 10 holdings
   (1) Affiliated Managers Group
   (2) Globespan Virata
   (3) Henry Schein
   (4) Medicis Pharmaceutical, Cl A
   (5) Province Healthcare
   (6) Action Performance
   (7) Southwest Bancorp of Texas
   (8) Raymond James Financial
   (9) Axcelis Technologies
  (10) Chesapeake Energy
o % in 10 largest holdings 13.51%
o Number of holdings 132
o Price/earnings ratio 47.9
o Weighted average market capitalization $1.16 billion
o % of holdings with positive earnings surprises 61.4%
o % of holdings with negative earnings surprises 14.7%
o Net assets $254 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
FEBRUARY 28, 1994-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

             TURNER SMALL CAP GROWTH FUND     RUSSELL 2000 GROWTH INDEX
2/28/94      10000                            10000
SEP 94       10303                            9618
SEP 95       15812                            12328
SEP 96       24103                            13881
SEP 97       28114                            17123
SEP 98       23362                            12872
SEP 99       37179                            17072
SEP 00       58025                            22135
SEP 01       29123                            12708
MAR 02       36007                            15721

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------

PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
6.91%          5.25%          13.17%       17.32%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund is February 7, 1994.



12   TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER SMALL CAP EQUITY FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Equity Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that Turner believes have the potential for long-term growth and that are attractively priced. Small capitalization companies are defined for this purpose as companies that have a market capitalization at the time of purchase that is within the range of market capitalization represented in the Russell 2000 Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

10.2%    Technology
2.5%     Autos/transportation
16.0%    Materials/processing
17.2%    Financial services
16.8%    Consumer discretionary/services
6.1%     Utilities/communication
12.8%    Producer durables
8.4%     Healthcare
5.9%     Energy


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS BETWEEN VALUE AND GROWTH]

o  Ticker symbol TSEIX
o  CUSIP #87252R714
o  Top 10 holdings
   (1) United Industrial
   (2) Alltrista
   (3) Charming Shoppes
   (4) Media General, Cl A
   (5) OM Group
   (6) American Capital Strategies
   (7) WPS Resources
   (8) FuelCell Energy
   (9) Meridan Gold
   (10)BankAtlantic Bancorp, Cl A
o % in 10 largest holdings 22.21%
o Number of holdings 75
o Price/earnings ratio 16.83
o Weighted average market capitalization $1.06 billion
o Net assets $314 thousand




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:
MARCH 4, 2002-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

          TURNER SMALL CAP EQUITY FUND      FRANK RUSSELL 2000 INDEX
2/28/02   10000                             10000
MAR 02    10580                             10804


CUMULATIVE TOTAL RETURN
Period ending March 31, 2002
--------------------------------------------------------------------------------

SINCE INCEPTION
5.80%


* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund is March 4, 2002. The index comparison begins February 28, 2002.



                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   13

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER MICRO CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations of companies included in the lower end of the Russell 2000 Growth Index particularly those under $500 million.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

2.9%     Consumer Staples
1.5%     Utilities/communication
6.5%     Materials/processing
5.1%     Producer durables
6.8%     Financial services
4.6%     Autos/transportation
6.3%     Energy
23.3%    Consumer discretionary/services
17.2%    Healthcare
15.8%    Technology


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS GROWTH]

o  Ticker symbol TMCGX
o  CUSIP #872524301
o  Top 10 holdings
   (1) Penn National Gaming
   (2) Movie Gallery
   (3) D&K Healthcare Resources
   (4) Crown Cork & Seal
   (5) FTI Consulting
   (6) Multimedia Games
   (7) Nash Finch
   (8) Dianon Systems
   (9) EDO
  (10) ESCO Technologies
o % in 10 largest holdings 18.42%
o Number of holdings 109
o Price/earnings ratio 23.4
o Weighted average market capitalization $520 million
o % of holdings with positive earnings surprises 55.1%
o % of holdings with negative earnings surprises 10.7%
o Net assets $240 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

                TURNER MICRO CAP GROWTH FUND        RUSSELL 2000 GROWTH INDEX
2/98            10000                               10000
9/98             9882                                7625
9/99            21093                               10113
9/00            48308                               13113
9/01            38535                                7528
3/02            50501                                9312


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------

PAST ONE YEAR      PAST THREE YEARS    SINCE INCEPTION
27.66%             51.85%              48.62%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Micro Cap Growth Fund is February 27, 1998.


14    TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Large Cap Value Fund invests primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Sub-Adviser, Clover Capital Management, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

13.5%    Consumer Staples
3.0%     Materials/processing
7.2%     Producer durables
32.3%    Financial services
8.6%     Utilities/communication
8.1%     Energy
10.4%    Consumer discretionary/services
6.8%     Healthcare
9.5%     Technology


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2002

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND MATURITY AVERAGE IS SHORT]


o  Ticker symbol TLCVX
o  CUSIP #87252R706
o  Top 10 holdings
   (1) Wells Fargo
   (2) Procter & Gamble
   (3) Exxon Mobil
   (4) Morgan Stanley Dean Witter
   (5) Phillips Petroleum
   (6) Citigroup
   (7) Safeco
   (8) Humana
   (9) Greenpoint Financial
   (10)UnumProvident
o % in 10 largest holdings 29.83%
o Number of holdings 66
o Price/earnings ratio 17.2
o Weighted average market capitalization $52.64 billion
o Net assets $6 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP VALUE FUND:
OCTOBER 31, 1997-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

                     TURNER LARGE CAP       S&P 500/BARRA       S&P 500      RUSSELL 1000
                     VALUE FUND             VALUE INDEX         INDEX        VALUE INDEX
OCT. 31 1997         10000                  10000               10000        10000
SEP. 1998            9347                   10362               11284        10659
SEP. 99              11793                  12587               14421        12654
SEP. 00              14133                  14318               16336        13782
SEP. 01              11947                  11900               11988        12554
MAR 02               12820                  13017               13305        14031


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------

PAST ONE YEAR         PAST THREE YEARS      SINCE INCEPTION
-3.03%                4.26%                 5.78%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Value Fund is October 31, 1997.

                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   15

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER MIDCAP VALUE FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Midcap Value Fund invests primarily in common stocks and other equity securities of U.S. companies with medium and small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

4.4%     Consumer staples
5.5%     Materials/processing
15.7%    Producer durables
27.5%    Financial services
10.7%    Utilities/communication
7.9%     Energy
14.7%    Consumer discretionary/services
4.7%     Healthcare
4.8%     Technology


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS MEDIUM AND INVESTMENT STYLE IS VALUE]



o  Ticker symbol CCEVX
o  CUSIP #87252R102
o  Top 10 holdings
   (1) Pioneer Natural Resources
   (2) Caremark Rx
   (3) La Quinta
   (4) eFunds
   (5) Banknorth Group
   (6) UnumProvident
   (7) Huntington Bancshares
   (8) Jones Apparel Group
   (9) Mercury General
  (10) Valero Energy
o % in 10 largest holdings 26.43%
o Number of holdings 57
o Price/earnings ratio 15.8
o Weighted average market capitalization $4.65 billion
o Net assets $53 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP VALUE FUND:
DECEMBER 31, 1991-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

                 TURNER MIDCAP VALUE FUND       RUSSELL MID-CAP VALUE INDEX     RUSSELL MID-CAP INDEX
12/31/91         10000                          10000                           10000
SEP 92           10014                          10529                           11083
SEP 93           11145                          13127                           14102
SEP 94           13471                          13344                           14245
SEP 95           16892                          16959                           17771
SEP 96           18759                          19679                           20570
SEP 97           23717                          26578                           28849
SEP 98           22294                          24981                           27779
SEP 99           23660                          29840                           30368
SEP 00           26895                          39275                           34316
SEP 01           28105                          30493                           34302
MAR 02           33833                          37253                           41465


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------

PAST ONE    PAST THREE  PAST FIVE  PAST TEN  SINCE
YEAR        YEARS       YEARS      YEARS     INCEPTION
19.10%      14.49%      11.03%     12.48%    13.18%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Value Fund is December 6, 1991.

16   TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Value Fund invests primarily in common stocks and other equity securities of U.S. companies with small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]

2.2%     Consumer stables
9.6%     Materials/processing
14.6%    Producer durables
23.9%    Financial services
6.5%     Utilities/communication
3.1%     Energy
18.2%    Consumer discretionary/services
2.7%     Healthcare
12.2%    Technology


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS VALUE]


o  Ticker symbol TCSVX
o  CUSIP #87252R300
o  Top 10 holdings
   (1) Timken
   (2) Rayovac
   (3) American Financial Group
   (4) Tesoro Petroleum
   (5) FirstMerit
   (6) IDX Systems
   (7) Ohio Casualty
   (8) Hearst-Argyle Television
   (9) Men's Wearhouse
   (10)Allegheny Technologies
o % in 10 largest holdings 13.77%
o Number of holdings 174
o Price/earnings ratio 19.8
o Weighted average market capitalization $980 million
o Net assets $597 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE FUND:
FEBRUARY 29,1996-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

             TURNER SMALL CAP VALUE FUND    FRANK RUSSELL 2000 INDEX     FRANK RUSSELL 2000 VALUE INDEX
2/29/96      10000                          10000                        10000
SEP 96       10838                          10752                        10785
SEP 97       16169                          14320                        15385
SEP 98       12733                          11596                        13417
SEP 99       15511                          13808                        14199
SEP 00       20101                          17037                        16381
SEP 01       22543                          13424                        17299
MAR 02       28267                          16902                        22126


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------

   PAST ONE        PAST THREE       PAST FIVE      SINCE
   YEAR            YEARS            YEARS          INCEPTION
   26.46%          30.66%           19.16%         18.60%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Fund is February 28, 1996.

                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   17

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER SMALL CAP VALUE OPPORTUNITIES FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Value Opportunities Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that Turner believes have the potential for growth and that appear to be trading below their perceived value. Small capitalization companies are defined for this purpose as companies with market capitalization at the time of purchase that is within the range of capitalization represented in the Russell 2000 Value Index.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

5.3%     Consumer Staples
16.1%    Materials/processing
12.8%    Producer durables
24.9%    Financial services
7.5%     Utilities/communication
3.0%     Autos & Transportations
3.9%     Energy
15.7%    Consumer discretionary/services
5.4%     Healthcare
5.5%     Technology


--------------------------------------------------------------------------------
FUND PROFILE

MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS SMALL AND INVESTMENT STYLE IS VALUE]


o  Ticker symbol TSVOX
o  CUSIP #87252R607
o  Top 10 holdings
   (1) United Industrial
   (2) Alltrista
   (3) American Capital Strategies
   (4) Media General, Cl A
   (5) BankAtlantic Bancorp, Cl A
   (6) Landstar System
   (7) Pittston Brink's Group
   (8) Allmerica Financial
   (9) Webster Financial
  (10) Frontier Oil
o % in 10 largest holdings 22.65%
o Number of holdings 78
o Price/earnings ratio 15.92
o Weighted average market capitalization $1.11 billion
o Net assets $308 thousand




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE OPPORTUNITIES FUND:
MARCH 4, 2002-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

          TURNER SMALL CAP VALUE OPPORTUNITIES FUND       FRANK RUSSELL 2000 VALUE INDEX
2/28/02   10000                                           10000
MAR 02    10610                                           10749


CUMULATIVE TOTAL RETURN
Period ending March 31, 2002
--------------------------------------------------------------------------------

SINCE INCEPTION
6.10%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Opportunities Fund is March 4, 2002. The index comparison begins February 28, 2002.



18   TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER TECHNOLOGY FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Technology Fund seeks capital appreciation. It invests in common stock of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven technology related products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

TECHNOLOGY        99.2%



--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TTECX
o  CUSIP #87252R870
o  Top 10 holdings
   (1) Peoplesoft
   (2) Xilinx
   (3) Kla-Tencor
   (4) Yahoo
   (5) Priceline.com
   (6) Peregrine Systems
   (7) Taiwan Semiconductor Manfacturing ADR
   (8) Network Appliance
   (9) Nvidia
  (10) Cisco Systems
o % in 10 largest holdings 36.77%
o Number of holdings 37
o Price/earnings ratio 119.2
o Weighted average market capitalization $14.62 billion
o % of holdings with positive earnings surprises 73.50%
o % of holdings with negative earnings surprises 4.30%
o Net assets $30 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-MARCH 31, 2002 *

[LINE GRAPH]

             TURNER TECHNOLOGY FUND   PACIFIC STOCK EXCHANGE TECHNOLOGY 100 INDEX  GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX
JUN. 30 1999 10000                    10000                                        10000
SEP. 99      14060                    10467                                        10523
SEP. 00      35059                    17345                                        14251
SEP. 01       6619                     8652                                         4972
MAR 02        8613                    11473                                         6151

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------

PAST ONE YEAR              SINCE INCEPTION
-13.72%                    -5.28%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Technology Fund is June 30, 1999.

                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   19

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER TOP 20 FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Top 20 Fund seeks capital appreciation. It invests in common stock and other equity securities of companies, regardless of their market capitalization, that Turner believes have strong earnings potential. The Fund will contain a total of 15-30 stocks representing Turner's favorite investment ideas. While it will not concentrate its investments in any one industry, the Fund may, from time to time, have a significant exposure to one or more sectors of the economy such as the technology sector. In addition, the Fund's adviser may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

18.3%    Healthcare
15.1%    Producer durables
4.0%     Energy
4.5%     Financial services
16.5%    Consumer discretionary/services
40.4%    Technology


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol TTOPX
o  CUSIP #87252R862
o  Top 10 holdings
   (1) Accenture, Cl A
   (2) Applied Materials
   (3) Abbott Laboratories
   (4) Taiwan Semiconductor Manufacturing ADR
   (5) Home Depot
   (6) Kla-Tencor
   (7) Teradyne
   (8) Cisco Systems
   (9) International Game Technology
  (10) Charles Schwab
o % in 10 largest holdings 50.31%
o Number of holdings 26
o Price/earnings ratio 45.9
o Weighted average market capitalization $30.47 billion
o % of holdings with positive earnings surprises 62.8%
o % of holdings with negative earnings surprises 7%
o Net assets $72 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TOP 20 FUND:
JUNE 30, 1999-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

                  TURNER TOP 20 FUND        S&P 500 INDEX       NASDAQ INDEX
JUN. 30 99        10000                     10000               10000
SEP. 99           13990                      9375               10485
SEP. 00           27782                     10620               15553
SEP. 01            8223                      7793                5091
MAR 02            10151                      8650                6332

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
         PAST ONE YEAR             SINCE INCEPTION
         -5.20%                    0.55%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Top 20 Fund is June 30, 1999.


20   TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER GLOBAL TOP 40 FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Global Top 40 Fund seeks long-term capital appreciation. It invests primarily in common stocks of companies in U.S. and developed foreign markets that Turner expects to experience rising earnings growth and to benefit from global economic trends or promising technologies or products.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]

2.0%     Consumer staples
2.3%     Materials/processing
34.9%    Technology
14.2%    Utilities/communication
9.3%     Financial services
7.7%     Producer durables
1.9%     Energy
14.3%    Consumer discretionary/services
11.3%    Healthcare


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]

o  Ticker symbol TGTFX
o  CUSIP #87252R813
o  Top 10 holdings
   (1) Accenture, Cl A
   (2) Taiwan Semiconductor Manufacturing ADR
   (3) SAP ADR
   (4) Applied Materials
   (5) Abbott Laboratories
   (6) Van der Moolen Holding ADR
   (7) Swisscom ADR
   (8) Home Depot
   (9) Telefonos de Mexico ADR
  (10) Kla-Tencor
o % in 10 largest holdings 29.22%
o Number of holdings 46
o Price/earnings ratio 81.53
o Weighted average market capitalization $32 billion
o % of holdings with positive earnings surprises 20%
o % of holdings with negative earnings surprises 4%
o Net assets $3 million



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER GLOBAL TOP 40 FUND:
JUNE 30, 2000-MARCH 31, 2002 *

[LINE GRAPH OMITTED]
                TURNER GLOBAL TOP 40 FUND     MORGAN STANLEY WORLD GROWTH INDEX
JUN. 30 00      10000                         10000
SEP. 00          9370                          8961
SEP. 01          3150                          5556
MAR 02           3670                          6214

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
PAST ONE YEAR               SINCE INCEPTION
-14.25%                     -43.61%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Global Top 40 Fund is June 30, 2000.

                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   21

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER NEW ENTERPRISE FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner New Enterprise Fund invests primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed.Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

48.3%    Technology
1.9%     Energy
3.5%     Financial services
12.2%    Producer durables
18.9%    Consumer discretionary/services
12.0%    Healthcare


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS MEDIUM AND INVESTMENT STYLE IS GROWTH]



o  Ticker symbol TBTBX
o  CUSIP #87252R797
o  Top 10 holdings
   (1) Cisco Systems
   (2) Priceline.com
   (3) Extreme Networks
   (4) Nvidia
   (5) Action Performance
   (6) Globespan Virata
   (7) Microtune
   (8) Qlogic
   (9) Xilinx
  (10) Amazon.com
o % in 10 largest holdings 33.86%
o Number of holdings 41
o Price/earnings ratio 79.3
o Weighted average market capitalization $10 billion
o % of holdings with positive earnings surprises 78.9%
o % of holdings with negative earnings surprises 1.1%
o Net assets $8 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

           TURNER NEW ENTERPRISE FUND     PACIFIC EXCHANGE TECHNOLOGY 100 INDEX   NASDAQ COMPOSITE INDEX (PRICE)
6/30/00    10000                          10000                                   10000
SEP 00     12520                           9433                                    9261
SEP 01      3290                           4705                                    3779
MAR 02      4340                           6239                                    4653

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund is June 30, 2000.

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
 PAST ONE YEAR          SINCE INCEPTION
 -1.14%                 -37.93%


22    TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER FUTURE FINANCIAL SERVICES FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Future Financial Services Fund seeks long-term capital appreciation. It invests in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Adviser believes have above average growth potential or that are undervalued. The Adviser also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund's holdings will be concentrated in the Financial Services industry.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

FINANCIAL SERVICES         98.7%


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND MATURITY AVERAGE IS SHORT]


o  Ticker symbol TFFIX
o  CUSIP #87252R698
o  Top 10 holdings
   (1) Citigroup
   (2) Wells Fargo
   (3) Morgan Stanley Dean Witter
   (4) Goldman Sachs Group
   (5) Bank of America
   (6) American International Group
   (7) Freddie Mac
   (8) Legg Mason
   (9) Lehman Brothers Holdings
  (10) Investors Financial Services
o % in 10 largest holdings 46.74%
o Number of holdings 29
o Price/earnings ratio 18.4
o Weighted average market capitalization $53.15 billion
o % of holdings with positive earnings surprises 68.9%
o % of holdings with negative earnings surprises 7.7%
o Net assets $17 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER FUTURE FINANCIAL SERVICES FUND:
MAY 31, 1996-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

                  TURNER FUTURE FINANCIAL SERVICES FUND       NASDAQ BANK INDEX          S&P 500 FINANCIALS INDEX
MAY 31 96         10000                                       10000                      10000
SEP. 96           10752                                       10886                      10939
SEP. 97           16893                                       18306                      17212
SEP. 98           14579                                       17017                      16772
SEP. 99           17684                                       16869                      19625
SEP. 00           24439                                       18328                      26264
SEP. 01           19326                                       21721                      22736
MAR 02            22683                                       24948                      25247

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
   PAST ONE        PAST THREE       PAST FIVE      SINCE
   YEAR            YEARS            YEARS          INCEPTION
   2.98%           6.45%            13.07%         15.03%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Future Financial Services Fund is May 22, 1996.

                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   23

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER NEW ENERGY & POWER TECHNOLOGY FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner New Energy & Power Technology Fund seeks long-term capital appreciation. It invests in equity securities of energy and power technology companies that are traded in the United States and that are using new or advanced technology to produce or deliver their product. Power technology companies are companies that Turner believes have, or will develop, products, processes, or services that build on or incorporate technological advances and improvements affecting the energy business. Energy companies must obtain at least 50% of their revenues from and be primarily engaged in one or more of the following businesses in the power and energy service field: production, development, refinement or distribution of oil, gas, electricity, and coal, as well as nuclear, geothermal, oil shale, solar power and other existing or future forms of power and/or energy; onshore or offshore drilling; production and well maintenance; and equipment supply and plant design or construction. The Fund's holdings will be concentrated in the energy and power technology industries.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]


ENERGY & POWER TECHNOLOGY  94.6%




--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS MEDIUM AND INVESTMENT STYLE IS GROWTH]



o  Ticker symbol TNEPX
o  CUSIP #87252R730
o  Top 10 holdings
   (1) Powell Industries
   (2) Ploycom
   (3) Ultra Petroleum
   (4) Power Integrations
   (5) Semtech
   (6) Mirant
   (7) Axcelis Technologies
   (8) International Rectifier
   (9) UQM Technologies
  (10) Vishay Intertechnology
o % in 10 largest holdings 50.61%
o Number of holdings 28
o Price/earnings ratio 86.3
o Weighted average market capitalization $2.56 billion
o % of holdings with positive earnings surprises 50.3%
o % of holdings with negative earnings surprises 7.2%
o Net assets $1 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENERGY & POWER TECHNOLOGY FUND:
FEBRUARY 28, 2001-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

            TURNER NEW ENERGY & POWER TECHNOLOGY FUND      S&P 500 ENERGY INDEX
2/28/01     10000                                          10000
SEP 01       7870                                           9006
MAR 02       8380                                          10286


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
 PAST ONE YEAR          SINCE INCEPTION
 -13.70%                -15.05%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Energy & Power Technology Fund is February 28, 2001.


24   TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER HEALTHCARE & BIOTECHNOLOGY FUND




--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Healthcare & Biotechnology Fund seeks long-term capital appreciation. It invests in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings will be concentrated in the healthcare industry.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

HEALTHCARE & BIOTECHNOLGY  98.1%


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS MEDIUM AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol THBCX
o  CUSIP #87252R755
o  Top 10 holdings
   (1) Johnson & Johnson
   (2) Pfizer
   (3) King Pharmaceuticals
   (4) Wyeth
   (5) Abbott Laboratories
   (6) Anthem
   (7) Medimmune
   (8) Province Healthcare
   (9) Cardinal Health
  (10) Baxter International
o % in 10 largest holdings 42.26%
o Number of holdings 34
o Price/earnings ratio 30.3
o Weighted average market capitalization $43.49 billion
o % of holdings with positive earnings surprises 42.5%
o % of holdings with negative earnings surprises 8%
o Net assets $8 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HEALTHCARE & BIOTECHNOLOGY FUND:
FEBRUARY 28, 2001-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

             TURNER HEALTHCARE & BIOTECHNOLOGY FUND   S&P 500 HEALTHCARE INDEX
2/28/01      10000                                    10000
SEP. 01      11151                                     9467
MAR 02       12025                                     9526

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
 PAST ONE YEAR          SINCE INCEPTION
 26.70%                 18.55%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Healthcare & Biotechnology Fund is February 28, 2001.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   25

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER TAX MANAGED U.S. EQUITY FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Tax Managed U.S. Equity Fund seeks capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distribution to shareholders. In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term grown of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]

14.5%    Healthcare
4.1%     Producer durables
8.6%     Consumer staples
19.8%    Financial services
6.6%     Utilities/communications
6.9%     Energy
17.1%    Consumer discretionary/services
15.0%    Technology
3.9%     Materials/processing
1.7%     Autos/transportation


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]

o  Ticker symbol TTMEX
o  CUSIP #87252R748
o  Top 10 holdings
   (1) Citigroup
   (2) Wal-Mart Stores
   (3) Cisco Systems
   (4) Johnson & Johnson
   (5) American International Group
   (6) PepsiCo
   (7) General Electric
   (8) Applied Materials
   (9) BellSouth
  (10) Intel
o % in 10 largest holdings 23.46%
o Number of holdings 90
o Price/earnings ratio 26.3
o Weighted average market capitalization $78.12 billion
o % of holdings with positive earnings surprises 53.10%
o % of holdings with negative earnings surprises 10.4%
o Net assets $7 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TAX MANAGED U.S. EQUITY FUND:
FEBRUARY 28, 2001-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

               TURNER TAX MANAGED US EQUITY FUND           S&P 500 COMPOSITE INDEX            RUSSELL 100 GROWTH INDEX
FEB. 28 01     10000                                       10000                              10000
SEP. 01         8181                                        8459                               7786
MAR 02          8972                                        9389                               8733

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
 PAST ONE YEAR          SINCE INCEPTION
 -1.10%                 -9.55%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Tax Managed U.S. Equity Fund is February 28, 2001.


26   TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER CORE FIXED INCOME FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Core Fixed Income Fund (formerly the Core Plus Fixed Income Fund) invests primarily in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. These securities may be traded over the counter or listed on an exchange. In selecting investments for the Fund, the Sub-Adviser, Clover Capital Management, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED]

34.4%    Mortgage pools
2.4%     U.S. Government Agency
28.0%    Treasury securities
33.0%    Corporate bonds

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]



o  Ticker symbol TCFIX
o  CUSIP #87252R201
o  Top 10 holdings
   (1) U.S. Treasury Bills, 0.000%, 04/04/02
   (2) U.S. Treasury Bonds, 7.250%, 05/15/16
   (3) GNMA Pool #781096, 6.500%, 12/15/28
   (4) GNMA Pool #570400, 6.50%, 09/15/31
   (5) GNMA Pool #462622, 6.500%, 03/15/28
   (6) GNMA Pool #781328, 7.000%, 09/15/31
   (7) Natural Fuel Gas, Ser D, MTN, 6.303%, 05/27/08
   (8) Emerson Electric, 7.125%, 08/15/10
   (9) Dial, 7.000%, 08/15/06
  (10) Wal-Mart Stores, 6.875%, 08/10/09
o % in 10 largest holdings 44.12%
o Number of holdings 46
o Average effective duration 4.9 years
o Average maturity 12.5 years
o Average yield to maturity 5.3%
o Average credit quality Agency 5.3%
o Net assets $36 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE FIXED INCOME FUND:
DECEMBER 31, 1991-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

                 TURNER CORE PLUS FIXED INCOME FUND    MERRILL LYNCH U.S. DOMESTIC MASTER INDEX  LEHMAN AGGREGATE BOND INDEX
DEC. 31 91       10000                                 10000                                     10000
SEP. 92          10741                                 10731                                     10713
SEP. 93          11929                                 11822                                     11782
SEP. 94          11607                                 11449                                     11402
SEP. 95          13211                                 13064                                     13007
SEP. 96          13897                                 13702                                     13642
SEP. 97          15235                                 15040                                     14970
SEP. 98          16960                                 16785                                     16692
SEP. 99          16658                                 16718                                     16630
SEP. 00          17859                                 17878                                     17792
SEP. 01          20001                                 20211                                     20097
MAR 02           19989                                 20199                                     20125

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Fixed Income Fund is December 6, 1991.

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
PAST ONE    PAST THREE  PAST FIVE  PAST TEN  SINCE
YEAR        YEARS       YEARS      YEARS     INCEPTION
4.54%       6.09%       7.02%      7.39%     7.17%


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   27

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------

TURNER CORE HIGH QUALITY FIXED INCOME FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Core High Quality Fixed Income Fund seeks current income and capital appreciation, an objective that emphasizes total return rather than just yield alone. It invests in investment-grade fixed-income securities, including U.S. government, corporate, mortgaged-backed and asset-backed securities.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]

12.6%    Treasury securities
84.1%    Mortgage-backed securities


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002


[GRAPHIC SHOWING MARKET CAPITALIZATION IS LARGE AND INVESTMENT STYLE IS GROWTH]


o  Ticker symbol THQFX
o  CUSIP #87252R847
o  Top 10 holdings
   (1) FNMA CMO/REMIC, Ser 1994-27, Cl PJ, 6.500%, 06/25/23
   (2) FNMA Pool #630279, 6.000%, 03/01/32
   (3) FNMA Pool #592533, 6.500%, 06/01/16
   (4) FNMA Pool #7239, 8.000%, 08/01/08
   (5) U.S. Treasury Notes TIPS, 3.625, 01/15/08
   (6) FNMA Pool #532439, 7.500%, 02/01/30
   (7) GNMA Pool #579140, 6.500%, 01/15/32
   (8) FNMA Pool #448770, 6.500%, 07/01/29
   (9) GNMA Pool #564915, 6.500%, 10/15/31
  (10) U.S. Treasury Bonds, 6.000%, 01/15/26
o  % in 10 largest holdings 54.64%
o  Number of holdings 30
o  Average effective duration 4.65 years
o  Average maturity 7.10 years
o  Average yield to maturity 5.72%
o  Average credit quality Agency
o  Convexity (0.12)
o  Net assets $6 million




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE HIGH QUALITY FIXED INCOME
FUND:
JUNE 30, 1999-MARCH 31, 2002 *

[LINE GRAPH OMITTED]

             TURNER CORE HIGH QUALITY FIXED INCOME FUND   LEHMAN AGGREGATE BOND INDEX
JUN. 30 99   10000                                        10000
SEP. 99      10047                                        10068
SEP. 00      10748                                        10772
SEP. 01      12024                                        12167
MAR 02       12030                                        12184

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
PAST ONE YEAR              SINCE INCEPTION
4.35%                      6.95%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core High Quality Fixed Income Fund is June 30, 1999.


28    TURNER FUNDS 2002 SEMIANNUAL REPORT

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER ULTRA SHORT DURATION FIXED INCOME FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Ultra Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury note.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]
4.6%     Asset-backed securities
4.08%    Other
33.6%    Treasury securities
42.7%    Mortgage-backed securities




--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND MATURITY AVERAGE IS SHORT]

o  Ticker symbol TSDOX, Class I Shares
o  CUSIP #872524103, Class I Shares
o  Top 10 holdings
   (1) U.S. Treasury Notes, 4.750%, 01/31/03
   (2) U.S. Treasury Notes TIPS, 3.625%, 07/15/02
   (3) U.S. Treasury Notes TIPS, 3.625%, 07/15/08
   (4) FHLMC CMO/REMIC, Ser 2043, Cl CD, 6.000%, 09/15/16
   (5) FFCB, 2.300%, 12/03/02
   (6) FHLB, 0.000%, 11/20/02
   (7) Americredit Automobile Receivables Trust, Ser 2001-A, Cl A4, 2.120%, 12/12/07
   (8) FNMA CMO/REMIC, Ser 1999-51, Cl LC, 6.500%, 03/25/18
   (9) U.S. Treasury Notes, 3.000%, 01/31/04
  (10) GE Capital Mortgage Services, Ser 1998-6, Cl 2A4, 6.750%, 03/25/28
o  % in 10 largest holdings 49.13%
o  Number of holdings 85
o  Average effective duration (0.56) years
o  Average maturity 0.86 years
o  Average yield to maturity 2.63%
o  Average credit quality Agency
o  Convexity (0.12)
o  Net assets $195 million, Class I Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:
MARCH 31, 1994-MARCH 31, 2002 *

[LINE CHART OMITTED]

           TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CLASS I        MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
3/1/94     10000                                                         10000
SEP 94     10231                                                         10235
SEP 95     10935                                                         10837
SEP 96     11704                                                         11431
SEP 97     12428                                                         12047
SEP 98     13201                                                         12693
SEP 99     13906                                                         13289
SEP 00     14788                                                         14058
SEP 01     15836                                                         14824
MAR 02     16042                                                         14982

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
                 PAST ONE    PAST THREE  PAST FIVE SINCE
                 YEAR        YEARS       YEARS     INCEPTION
Class I Shares   4.37%       5.75%       5.90%      6.02%
Class II Shares  4.21%       5.49%       N/A        5.47%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Ultra Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.

                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   29

INVESTMENT REVIEW                                                    (Unaudited)
--------------------------------------------------------------------------------


TURNER SHORT DURATION FIXED INCOME FUND


--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest rate risk by maintaining an average effective duration no greater than that of a three year Treasury Bill.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


[BAR CHART OMITTED]
6.4%     Asset-backed securities
50.4%    Treasury securities
41.2%    Mortgage-backed securities




--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2002

[GRAPHIC SHOWING CREDIT QUALITY IS HIGH AND MATURITY AVERAGE IS SHORT]


o Ticker symbol TSDGX, Class I Shares
o CUSIP #872524202, Class I Shares
o Top 10 holdings
   (1) U.S. Treasury Notes, 3.000%, 01/31/04
   (2) U.S. Treasury Notes TIPS, 0.000, 01/15/08
   (3) U.S. Treasury Notes, 3.000%, 02/29/04
   (4) U.S. Treasury Notes, 6.750%, 05/15/05
   (5) U.S. Treasury Notes, 3.625%, 07/15/02
   (6) FHLMC CMO/REMIC, Ser 2125, Cl TB, 6.000%, 10/15/08
   (7) FHLMC CMO/REMIC, Ser 2043, Cl CD, 6.000%, 09/15/16
   (8) Morgan Stanley Capital I, Ser 1998-XL 1, Cl A2, 6.450%, 06/03/30
   (9) Discover Card Master Trust I, Ser 2001-4, Cl A, 1.990%, 10/16/06
  (10) FHLMC Pool #94598, 6.500%, 04/02/21
o  % in 10 largest holdings 60.58%
o  Number of holdings 62
o  Average effective duration 1.65 years
o  Average maturity 2.3 years
o  Average yield to maturity 3.68%
o  Average credit quality Agency
o  Convexity (0.13)
o  Net assets $115 million, Class I Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:
MARCH 31, 1994-MARCH 31, 2002 *

[LINE CHART OMITTED]

                    TURNER SHORT DURATION FIXED INCOME FUND, CLASS I SHARES             LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX
MAR. 01 94          10000                                                               10000
SEP. 94             10089                                                               10049
SEP. 95             10976                                                               10871
SEP. 96             11637                                                               11488
SEP. 97             12463                                                               12279
SEP. 98             13469                                                               13253
SEP. 99             13858                                                               13676
SEP. 00             14690                                                               14475
SEP. 01             16063                                                               16019
MAR 02              16197                                                               16146

ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2002
--------------------------------------------------------------------------------
                 PAST ONE    PAST THREE  PAST FIVE SINCE
                 YEAR        YEARS       YEARS     INCEPTION
Class I Shares   4.88%       5.87%       6.24%      6.15%
Class II Shares  4.52%        N/A         N/A       7.32%

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.


30   TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND
March 31, 2002

                                                     Value
                                         Shares      (000)

-----------------------------------------------------------
COMMON STOCK--98.4%
-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--2.5%
-----------------------------------------------------------
Interpublic Group                        17,660  $     606
Omnicom Group                             9,410        888
                                                 ---------
Total Advertising & related services                 1,494
                                                 ---------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--3.0%
-----------------------------------------------------------
PepsiCo                                  34,430      1,773
                                                 ---------
Total Beverage manufacturing                         1,773
                                                 ---------

-----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--3.9%
-----------------------------------------------------------
Home Depot                               48,730      2,369
                                                 ---------
Total Building material & supplies dealers           2,369
                                                 ---------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.4%
-----------------------------------------------------------
COX Communications, Cl A*                16,710        629
USA Networks*                             6,580        209
                                                 ---------
Total Cable networks &
    program distribution                               838
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.6%
-----------------------------------------------------------
Cisco Systems*                          198,200      3,356
                                                 ---------
Total Communications equipment
    manufacturing                                    3,356
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.0%
-----------------------------------------------------------
Veritas Software*                        27,290      1,196
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                    1,196
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.5%
-----------------------------------------------------------
Peoplesoft*                              23,870        872
                                                 ---------
Total Computer systems design &
    related services                                   872
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--1.1%
-----------------------------------------------------------
First Data                                7,290        636
                                                 ---------
Total Data processing services                         636
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DEPARTMENT STORES--5.0%
-----------------------------------------------------------
Kohls*                                   10,520   $    748
Wal-Mart Stores                          36,660      2,247
                                                 ---------
Total Department stores                              2,995
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.8%
-----------------------------------------------------------
Citigroup                                22,130      1,096
                                                 ---------
Total Depository credit intermediation               1,096
                                                 ---------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.4%
-----------------------------------------------------------
Cardinal Health                          11,420        810
                                                 ---------
Total Drugs & druggists' sundries wholesale            810
                                                 ---------

-----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--3.4%
-----------------------------------------------------------
General Electric                         54,700      2,049
                                                 ---------
Total Electrical equipment manufacturing             2,049
                                                 ---------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.2%
-----------------------------------------------------------
eBay*                                    12,710        720
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  720
                                                 ---------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.7%
-----------------------------------------------------------
Tenet Healthcare*                        14,910        999
                                                 ---------
Total General medical & surgical hospitals             999
                                                 ---------

-----------------------------------------------------------
GRAIN & OILSEED MILLING--1.5%
-----------------------------------------------------------
General Mills                            18,930        925
                                                 ---------
Total Grain & oilseed milling                          925
                                                 ---------

-----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--1.3%
-----------------------------------------------------------
Sysco                                    26,300        784
                                                 ---------
Total Grocery & related product wholesalers            784
                                                 ---------

-----------------------------------------------------------
HOUSEHOLD & INSTITUTIONAL FURNITURE & KITCHEN
   CABINET MANUFACTURING--0.9%
-----------------------------------------------------------
Masco                                    20,450        561
                                                 ---------
Total Household & institutional furniture &
    kitchen cabinet manufacturing                      561
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
INFORMATION SERVICES--1.0%
-----------------------------------------------------------
Yahoo*                                   33,940  $     627
                                                 ---------
Total Information services                             627
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--2.7%
-----------------------------------------------------------
American International Group             22,820      1,646
                                                 ---------
Total Insurance carriers                             1,646
                                                 ---------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.5%
-----------------------------------------------------------
Accenture, Cl A*                         34,550        922
                                                 ---------
Total Management, scientific &
    technical consulting services                      922
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.1%
-----------------------------------------------------------
Baxter International                     21,190      1,261
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           1,261
                                                 ---------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.0%
-----------------------------------------------------------
Clear Channel Communications*            23,790      1,223
                                                 ---------
Total Motion picture & video industries              1,223
                                                 ---------

-----------------------------------------------------------
OTHER PERSONAL SERVICES--1.3%
-----------------------------------------------------------
Cendant*                                 41,760        802
                                                 ---------
Total Other personal services                          802
                                                 ---------

-----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--1.0%
-----------------------------------------------------------
Harley-Davidson                          11,340        625
                                                 ---------
Total Other transportation
    equipment manufacturing                            625
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--16.2%
-----------------------------------------------------------
Abbott Laboratories                      24,380      1,282
Forest Laboratories*                     11,750        960
Johnson & Johnson                        43,180      2,804
King Pharmaceuticals*                    18,480        647

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Medimmune*                               14,050   $    553
Pfizer                                   51,957      2,065
Wyeth                                    21,660      1,422
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    9,733
                                                 ---------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.1%
-----------------------------------------------------------
El Paso                                  14,910        656
                                                 ---------
Total Pipeline transportation
    of natural gas                                     656
                                                 ---------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.2%
-----------------------------------------------------------
Viacom, Cl B*                            15,380        744
                                                 ---------
Total Radio & television broadcasting                  744
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.9%
-----------------------------------------------------------
Genentech*                               29,470      1,487
Idec Pharmaceuticals*                    13,110        843
                                                 ---------
Total Scientific r&d services                        2,330
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.1%
-----------------------------------------------------------
Charles Schwab                           88,940      1,164
Goldman Sachs Group                      14,350      1,295
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       2,459
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--16.9%
-----------------------------------------------------------
Analog Devices*                          20,420        920
Applied Materials*                       20,860      1,132
Intel                                    91,360      2,778
Micron Technology*                       27,470        904
Nvidia*                                  16,950        752
Taiwan Semiconductor
    Manufacturing ADR*                   78,260      1,624
Texas Instruments                        35,780      1,184
Xilinx*                                  21,680        864
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                         10,158
                                                 ---------


32   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.6%
-----------------------------------------------------------
Procter & Gamble                         17,200   $  1,550
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                    1,550
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--1.6%
-----------------------------------------------------------
SAP ADR                                  25,040        932
                                                 ---------
Total Software publishers                              932
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $56,317)                                  59,141
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.5%
-----------------------------------------------------------
JP Morgan Chase (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $1,477,989 (collateralized by
    U.S. Government obligations, total market
    value $1,510,664)                    $1,478      1,478
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $1,478)                                    1,478
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--100.9%
    (COST $57,795)                                  60,619
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.9)%   (565)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 11,787,432 outstanding shares
    of beneficial interest                          82,473
Accumulated net investment loss                        (70)
Accumulated net realized loss on investments       (25,173)
Net unrealized appreciation on investments           2,824

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $60,054
-----------------------------------------------------------

-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                   $5.09
-----------------------------------------------------------
* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--96.2%
-----------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--0.8%
-----------------------------------------------------------
Express Scripts*                        110,860   $  6,384
                                                 ---------
Total Administration of human
    resource programs                                6,384
                                                 ---------

-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--3.1%
-----------------------------------------------------------
Getty Images*                           204,090      6,114
Interpublic Group                       440,060     15,085
Lamar Advertising*                      120,030      4,876
                                                 ---------
Total Advertising & related services                26,075
                                                 ---------

-----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.5%
-----------------------------------------------------------
Arthur J. Gallagher                     127,340      4,173
                                                 ---------
Total Agencies & other insurance
    related activities                               4,173
                                                 ---------

-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.8%
-----------------------------------------------------------
Cooper Cameron*                         124,930      6,385
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   6,385
                                                 ---------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--0.8%
-----------------------------------------------------------
Pepsi Bottling Group                    255,250      6,603
                                                 ---------
Total Beverage manufacturing                         6,603
                                                 ---------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.0%
-----------------------------------------------------------
USA Networks*                           254,030      8,071
                                                 ---------
Total Cable networks &
    program distribution                             8,071
                                                 ---------

-----------------------------------------------------------
CLOTHING STORES--0.9%
-----------------------------------------------------------
American Eagle Outfitters*              289,610      7,174
                                                 ---------
Total Clothing stores                                7,174
                                                 ---------

-----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.0%
-----------------------------------------------------------
Apollo Group, Cl A*                     136,640      7,317
Education Management*                    18,790        793
                                                 ---------
Total Colleges, universities &
    professional schools                             8,110
                                                 ---------


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.0%
-----------------------------------------------------------
Alcon*                                  236,270   $  7,998
                                                 ---------
Total Commercial & service industry
    machinery manufacturing                          7,998
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--2.8%
-----------------------------------------------------------
Extreme Networks*                       741,410      7,711
Polycom*                                619,750     15,246
                                                 ---------
Total Communications equipment
    manufacturing                                   22,957
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.9%
-----------------------------------------------------------
Emulex*                                 144,590      4,761
Network Appliance*                      527,170     10,744
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                         15,505
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.2%
-----------------------------------------------------------
BISYS Group*                            115,640      4,076
DST Systems*                            109,180      5,437
Peregrine Systems*                      774,220      7,371
Sungard Data Systems*                   295,620      9,747
                                                 ---------
Total Computer systems design &
    related services                                26,631
                                                 ---------

-----------------------------------------------------------
CONSUMER GOODS RENTAL--0.5%
-----------------------------------------------------------
Hollywood Entertainment*                249,000      4,183
                                                 ---------
Total Consumer goods rental                          4,183
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--2.2%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*     135,780      7,621
Fiserv*                                 229,297     10,546
                                                 ---------
Total Data processing services                      18,167
                                                 ---------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.6%
-----------------------------------------------------------
AmerisourceBergen                        97,750      6,677
Henry Schein*                           148,270      6,531
                                                 ---------
Total Drugs & druggists' sundries wholesale         13,208
                                                 ---------



34   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--1.5%
-----------------------------------------------------------
Calpine*                                496,610   $  6,307
Mirant*                                 407,800      5,893
                                                 ---------
Total Electric power generation,
    transmission & distribution                     12,200
                                                 ---------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.6%
-----------------------------------------------------------
Amazon.com*                             558,090      7,981
Overture Services*                      205,410      5,735
                                                 ---------
Total Electronic shopping &
    mail-order houses                               13,716
                                                 ---------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.3%
-----------------------------------------------------------
Best Buy*                               173,920     13,774
CDW Computer Centers*                   110,360      5,556
                                                 ---------
Total Electronics & appliance stores                19,330
                                                 ---------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.7%
-----------------------------------------------------------
Reebok International*                   212,240      5,737
                                                 ---------
Total Footwear manufacturing                         5,737
                                                 ---------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.9%
-----------------------------------------------------------
Universal Health Services, Cl B*        178,600      7,367
                                                 ---------
Total General medical & surgical hospitals           7,367
                                                 ---------

-----------------------------------------------------------
GRAIN & OILSEED MILLING--0.9%
-----------------------------------------------------------
Kellogg                                 222,010      7,453
                                                 ---------
Total Grain & oilseed milling                        7,453
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.5%
-----------------------------------------------------------
Kla-Tencor*                             273,910     18,215
Lam Research*                           154,930      4,542
Novellus Systems*                       266,250     14,415
                                                 ---------
Total Industrial machinery manufacturing            37,172
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--1.4%
-----------------------------------------------------------
Yahoo*                                  639,240     11,807
                                                 ---------
Total Information services                          11,807
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--2.1%
-----------------------------------------------------------
Anthem*                                 118,350      6,814
Wellpoint Health Networks*              163,380     10,402
                                                 ---------
Total Insurance carriers                            17,216
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--0.7%
-----------------------------------------------------------
Tiffany                                 164,520   $  5,849
                                                 ---------
Total Jewelry, luggage &
    leather goods stores                             5,849
                                                 ---------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC &
    TECHNICAL CONSULTING SERVICES--1.4%
-----------------------------------------------------------
KPMG Consulting*                        217,330      4,390
TMP Worldwide*                          205,610      7,087
                                                 ---------
Total Management, scientific &
    technical consulting services                   11,477
                                                 ---------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--2.4%
-----------------------------------------------------------
Laboratory Corporation of
    America Holdings*                   111,090     10,649
Quest Diagnostics*                      109,790      9,096
                                                 ---------
Total Medical & diagnostic laboratories             19,745
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.0%
-----------------------------------------------------------
St. Jude Medical*                       144,970     11,185
Varian Medical Systems*                 188,170      7,696
Zimmer Holdings*                        178,802      6,088
                                                 ---------
Total Medical equipment &
    supplies manufacturing                          24,969
                                                 ---------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--3.0%
-----------------------------------------------------------
BJ Services*                            269,000      9,272
Ensco International                     170,290      5,133
Weatherford International*              219,630     10,461
                                                 ---------
Total Mining support activities                     24,866
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACT
-----------------------------------------------------------
Dentsply International                  231,705      8,587
Microchip Technology*                   178,360      7,461
Newport                                 236,210      5,645
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing               21,693
                                                 ---------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.8%
-----------------------------------------------------------
AmeriCredit*                            173,500      6,591
                                                 ---------
Total Nondepository credit intermediation            6,591
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OFFICES OF PHYSICIANS--0.8%
-----------------------------------------------------------
Caremark Rx*                            326,100   $  6,359
                                                 ---------
Total Offices of physicians                          6,359
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
-----------------------------------------------------------
Kerr-McGee                               69,180      4,348
Murphy Oil                               48,060      4,614
Pogo Producing                          164,410      5,212
                                                 ---------
Total Oil & gas extraction                          14,174
                                                 ---------

-----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.6%
-----------------------------------------------------------
Alliant Techsystems*                     52,760      5,381
                                                 ---------
Total Other fabricated metal product
    manufacturing                                    5,381
                                                 ---------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.0%
-----------------------------------------------------------
Investors Financial Services            111,920      8,511
SEI Investments                         187,100      8,010
                                                 ---------
Total Other financial investment activities         16,521
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.2%
-----------------------------------------------------------
International Game Technology*          158,430      9,873
                                                 ---------
Total Other miscellaneous manufacturing              9,873
                                                 ---------

-----------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--1.2%
-----------------------------------------------------------
Avery Dennison                           66,540      4,061
Boise Cascade                           175,290      6,352
                                                 ---------
Total Paper & paper product wholesale               10,413
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.0%
-----------------------------------------------------------
Gilead Sciences*                        274,790      9,890
InterMune*                              134,440      4,042
King Pharmaceuticals*                   404,103     14,148
Medimmune*                              413,870     16,277
OSI Pharmaceuticals*                    148,270      5,805
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                   50,162
                                                 ---------

-----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.0%
-----------------------------------------------------------
Cytyc*                                  298,710      8,041
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     8,041
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--0.8%
-----------------------------------------------------------
Bowater                                 132,090   $  6,578
                                                 ---------
Total Pulp, paper & paperboard mills                 6,578
                                                 ---------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.3%
-----------------------------------------------------------
Emmis Communications, Cl A*             205,480      5,494
Univision Communications, Cl A*         229,350      9,633
Westwood One*                           105,320      4,039
                                                 ---------
Total Radio & television broadcasting               19,166
                                                 ---------

-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.2%
-----------------------------------------------------------
Delta Air Lines                         185,610      6,073
Northwest Airlines*                     207,920      3,965
                                                 ---------
Total Scheduled air transportation                  10,038
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.3%
-----------------------------------------------------------
Chiron*                                 129,140      5,926
CV Therapeutics*                        194,680      7,048
Idec Pharmaceuticals*                   218,520     14,051
                                                 ---------
Total Scientific r&d services                       27,025
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.2%
-----------------------------------------------------------
Bear Stearns                             99,170      6,223
E*trade Group*                          639,610      6,025
Legg Mason                              106,690      5,663
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                      17,911
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--12.6%
-----------------------------------------------------------
Amkor Technology*                       373,150      8,325
Broadcom, Cl A*                         161,780      5,808
Cirrus Logic*                           317,194      5,985
Finisar*                                970,540      7,473
GlobespanVirata*                        918,060     13,697
Marvell Technology Group*               243,870     10,682
Microtune*                              773,970     11,122
National Semiconductor*                 300,840     10,135
Nvidia*                                 272,050     12,068
PMC - Sierra*                           557,470      9,076
QLogic*                                 197,870      9,799
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                        104,170
                                                 ---------


36   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
SOFTWARE PUBLISHERS--5.4%
-----------------------------------------------------------
Adobe Systems                           266,018    $10,718
Advent Software*                         75,330      4,456
JD Edwards*                             276,920      4,996
Mercury Interactive*                    285,550     10,751
Symantec*                               147,840      6,092
THQ*                                    157,750      7,746
                                                 ---------
Total Software publishers                           44,759
                                                 ---------

-----------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT
    MANUFACTURING--0.5%
-----------------------------------------------------------
Hershey Foods                            59,760      4,096
                                                 ---------
Total Sugar & confectionery product
    manufacturing                                    4,096
                                                 ---------

-----------------------------------------------------------
TRAVELER ACCOMMODATION--1.5%
-----------------------------------------------------------
MGM Mirage*                             187,890      6,807
Starwood Hotels & Resorts
    Worldwide                           160,060      6,020
                                                 ---------
Total Traveler accommodation                        12,827
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $698,197)                                796,306
-----------------------------------------------------------

-----------------------------------------------------------
REPURCHASE AGREEMENTS--2.9%
-----------------------------------------------------------
ABN-Amro (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price $15,003,083
    (collateralized by U.S. Government
    obligations, total market
    value $15,300,052)                  $15,000     15,000
JP Morgan Chase (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $8,647,063 (collateralized by
    U.S. Government obligations,
    total market value $8,820,164)        8,645      8,645

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (COST $23,645)                                  23,645
-----------------------------------------------------------


                                                     Value
                                                     (000)
-----------------------------------------------------------
TOTAL INVESTMENTS--99.1%
    (COST $721,842)                               $819,951
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.9%              7,848
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 39,289,493 outstanding shares
    of beneficial interest                       1,327,436
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 3,334 outstanding shares
    of beneficial interest                              68
Accumulated net investment loss                     (3,221)
Accumulated net realized loss
    on investments                                (594,593)
Net unrealized appreciation on investments          98,109
-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $827,799
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                  $21.07
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHAREs                 $21.02
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--98.5%
-----------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--0.7%
-----------------------------------------------------------
NCO Group*                               67,360   $  1,870
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     1,870
                                                 ---------

-----------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--0.7%
-----------------------------------------------------------
Ameripath*                               64,600      1,731
                                                 ---------
Total Administration of human
    resource programs                                1,731
                                                 ---------

-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.0%
-----------------------------------------------------------
Getty Images*                            83,160      2,491
                                                 ---------
Total Advertising & related services                 2,491
                                                 ---------

-----------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES &
    TIRE STORES--0.7%
-----------------------------------------------------------
O'Reilly Automotive*                     60,520      1,911
                                                 ---------
Total Automotive parts, accessories &
    tire stores                                      1,911
                                                 ---------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.6%
-----------------------------------------------------------
Millennium Chemicals                    106,960      1,576
OM Group                                 34,540      2,497
                                                 ---------
Total Basic chemical manufacturing                   4,073
                                                 ---------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--0.5%
-----------------------------------------------------------
Cott*                                    69,860      1,320
                                                 ---------
Total Beverage manufacturing                         1,320
                                                 ---------

-----------------------------------------------------------
CLOTHING STORES--2.0%
-----------------------------------------------------------
Chico's FAS*                             59,720      2,013
HOT Topic*                               73,990      1,546
Pacific Sunwear of California*           63,040      1,551
                                                 ---------
Total Clothing stores                                5,110
                                                 ---------


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.5%
-----------------------------------------------------------
Career Education*                        47,450   $  1,879
Corinthian Colleges*                     37,790      1,910
                                                 ---------
Total Colleges, universities &
    professional schools                             3,789
                                                 ---------

-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.6%
-----------------------------------------------------------
Terayon*                                179,800      1,525
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                       1,525
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.7%
-----------------------------------------------------------
Extreme Networks*                       210,370      2,188
Powerwave Technologies*                  80,630      1,038
SonicWALL*                               80,520      1,050
                                                 ---------
Total Communications equipment
    manufacturing                                    4,276
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL
    EQUIPMENT MANUFACTURING--0.5%
-----------------------------------------------------------
Sandisk*                                 60,370      1,310
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          1,310
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.7%
-----------------------------------------------------------
Concord Communications*                  65,090      1,377
Iona Technologies ADR                    66,930      1,133
Manhattan Associates*                    43,010      1,639
Netscreen Technologies*                  60,750      1,011
Peregrine Systems*                      251,950      2,398
Precise Software Solutions*              77,360      1,802
                                                 ---------
Total Computer systems design &
    related services                                 9,360
                                                 ---------

-----------------------------------------------------------
CONSUMER GOODS RENTAL--1.0%
-----------------------------------------------------------
Hollywood Entertainment*                145,970      2,452
                                                 ---------
Total Consumer goods rental                          2,452
                                                 ---------


38    TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.6%
-----------------------------------------------------------
Dreyer's Grand Ice Cream                 34,680   $  1,428
                                                 ---------
Total Dairy product manufacturing                    1,428
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--1.4%
-----------------------------------------------------------
Documentum*                              63,520      1,617
Global Payments                          51,650      1,893
                                                 ---------
Total Data processing services                       3,510
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.2%
-----------------------------------------------------------
IndyMac Bancorp*                         86,140      2,128
Roslyn Bancorp                          100,095      2,072
South Financial Group                    63,620      1,295
Southwest Bancorp of Texas*              97,490      3,250
Webster Financial                        52,020      1,947
                                                 ---------
Total Depository credit intermediation              10,692
                                                 ---------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--3.6%
-----------------------------------------------------------
D&K Healthcare Resources                 32,770      1,967
Henry Schein*                            89,440      3,940
Medicis Pharmaceutical, Cl A*            60,650      3,366
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                               9,273
                                                 ---------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.7%
-----------------------------------------------------------
Global Sports*                          111,440      1,906
Overture Services*                       84,570      2,361
                                                 ---------
Total Electronic shopping &
    mail-order houses                                4,267
                                                 ---------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.8%
-----------------------------------------------------------
Insight Enterprises*                     95,320      2,158
                                                 ---------
Total Electronics & appliance stores                 2,158
                                                 ---------

-----------------------------------------------------------
EMPLOYMENT SERVICES--1.9%
-----------------------------------------------------------
Administaff*                             71,610      1,979
AMN Healthcare Services*                 44,060      1,185
MPS Group*                              192,490      1,684
                                                 ---------
Total Employment services                            4,848
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.8%
-----------------------------------------------------------
Ruby Tuesday                             92,530   $  2,151
                                                 ---------
Total Full-service restaurants                       2,151
                                                 ---------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.3%
-----------------------------------------------------------
Heartland Express*                       43,550        869
                                                 ---------
Total General freight trucking                         869
                                                 ---------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--2.4%
-----------------------------------------------------------
LifePoint Hospitals*                     78,540      2,903
Province Healthcare*                    104,430      3,318
                                                 ---------
Total General medical & surgical hospitals           6,221
                                                 ---------

-----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.7%
-----------------------------------------------------------
Performance Food Group*                  56,240      1,837
                                                 ---------
Total Grocery & related product wholesalers          1,837
                                                 ---------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.5%
-----------------------------------------------------------
Duane Reade*                             38,790      1,318
                                                 ---------
Total Health & personal care stores                  1,318
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.1%
-----------------------------------------------------------
Axcelis Technologies*                   212,620      3,040
Brooks Automation*                       62,660      2,847
Kulicke & Soffa Industries*              58,380      1,215
MKS Instruments*                         33,840      1,159
Photronics*                              64,950      2,191
                                                 ---------
Total Industrial machinery manufacturing            10,452
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--2.0%
-----------------------------------------------------------
Agile Software*                         157,390      1,904
S1* 126,580                               1,954
Seebeyond Technology*                   173,540      1,328
                                                 ---------
Total Information services                           5,186
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--2.3%
-----------------------------------------------------------
HCC Insurance Holdings                   69,280      1,936
MID Atlantic Medical Services*           91,420      2,606
Stancorp Financial Group                 21,640      1,190
                                                 ---------
Total Insurance carriers                             5,732
                                                 ---------


                                       TURNER FUNDS 2002 SEMIANNUAL REPORT    39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.7%
-----------------------------------------------------------
Corporate Executive Board*               57,410    $ 2,154
DiamondCluster International*           158,990      2,054
                                                 ---------
Total Management, scientific & technical
    consulting services                              4,208
                                                 ---------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.0%
-----------------------------------------------------------
Unilab*                                 101,000      2,484
                                                 ---------
Total Medical & diagnostic laboratories              2,484
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.6%
-----------------------------------------------------------
Respironics*                             68,780      2,228
Steris*                                  91,210      1,903
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                    4,131
                                                 ---------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.9%
-----------------------------------------------------------
CAL Dive International*                  95,340      2,374
                                                 ---------
Total Mining support activities                      2,374
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.5%
-----------------------------------------------------------
BorgWarner                               21,570      1,357
                                                 ---------
Total Motor vehicle parts manufacturing              1,357
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS
    MANUFACTURING--5.1%
-----------------------------------------------------------
Coherent*                                55,530      1,882
FEI*                                     51,520      1,832
Fisher Scientific International*         69,170      1,944
Integrated Defense Technologies*         47,470      1,317
LTX*                                     31,710        862
Newport                                  83,370      1,993
Photon Dynamics*                         47,260      2,405
Veeco Instruments*                       20,690        724
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing               12,959
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--0.6%
-----------------------------------------------------------
Scholastic*                              28,610   $  1,550
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                              1,550
                                                 ---------

-----------------------------------------------------------
OFFICES OF PHYSICIANS--0.8%
-----------------------------------------------------------
Edwards Lifesciences*                    72,080      2,015
                                                 ---------
Total Offices of physicians                          2,015
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--3.3%
-----------------------------------------------------------
Chesapeake Energy*                      388,700      3,009
Spinnaker Exploration*                   69,420      2,891
Ultra Petroleum*                        324,180      2,587
                                                 ---------
Total Oil & gas extraction                           8,487
                                                 ---------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.8%
-----------------------------------------------------------
Affiliated Managers Group*               62,940      4,521
                                                 ---------
Total Other financial investment activities          4,521
                                                 ---------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.7%
-----------------------------------------------------------
American Capital Strategies              54,360      1,683
                                                 ---------
Total Other investment pools & funds                 1,683
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.6%
-----------------------------------------------------------
Action Performance*                      66,980      3,299
Alliance Gaming*                         64,410      1,966
Direct Focus*                            34,820      1,325
                                                 ---------
Total Other miscellaneous manufacturing              6,590
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.6%
-----------------------------------------------------------
Petco Animal Supplies*                   60,230      1,421
                                                 ---------
Total Other miscellaneous store retailers            1,421
                                                 ---------

-----------------------------------------------------------
OTHER NONMETALLIC MINERAL
    PRODUCT MANUFACTURING--0.9%
-----------------------------------------------------------
Cabot Microelectronics*                  32,900      2,226
                                                 ---------
Total Other nonmetallic mineral
    product manufacturing                            2,226
                                                 ---------


40   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--0.7%
-----------------------------------------------------------
United Defense Industries*               63,020   $  1,689
                                                 ---------
Total Other transportation equipment
    manufacturing                                    1,689
                                                 ---------

-----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.5%
-----------------------------------------------------------
Louisiana-Pacific                       112,790      1,211
                                                 ---------
Total Other wood product manufacturing               1,211
                                                 ---------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.7%
-----------------------------------------------------------
Tesoro Petroleum*                       121,100      1,701
                                                 ---------
Total Petroleum & coal products
    manufacturing                                    1,701
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.7%
-----------------------------------------------------------
Alkermes*                                50,700      1,321
Cell Therapeutics*                       84,030      2,086
Neurocrine Biosciences*                  48,680      1,976
NPS Pharmaceuticals*                     62,080      2,026
Scios*                                   76,450      2,212
Trimeris*                                54,150      2,339
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                   11,960
                                                 ---------

-----------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.8%
-----------------------------------------------------------
Western Gas Resources                    51,660      1,923
                                                 ---------
Total Pipeline transportation of natural gas         1,923
                                                 ---------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.2%
-----------------------------------------------------------
Cumulus Media, Cl A*                     97,560      1,746
Emmis Communications, Cl A*              85,290      2,281
Radio One, Cl D*                         80,680      1,662
                                                 ---------
Total Radio & television broadcasting                5,689
                                                 ---------

-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.3%
-----------------------------------------------------------
Atlantic Coast Airlines Holdings*        60,560      1,452
Skywest                                  77,470      1,932
                                                 ---------
Total Scheduled air transportation                   3,384
                                                 ---------


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.1%
-----------------------------------------------------------
Charles River Laboratories
    International*                       87,970   $  2,727
CV Therapeutics*                         47,860      1,732
Integra LifeSciences Holdings*           66,800      1,879
Techne*                                  57,080      1,574
                                                 ---------
Total Scientific r&d services                        7,912
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.3%
-----------------------------------------------------------
Raymond James Financial                  93,900      3,214
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       3,214
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--10.8%
-----------------------------------------------------------
Aeroflex*                               110,920      1,426
ATMI*                                    95,070      2,990
C-COR.net*                              114,720      2,065
Cirrus Logic*                            90,300      1,704
Elantec Semiconductor*                   26,540      1,135
Exar*                                    89,010      1,828
GlobespanVirata*                        271,110      4,045
Microtune*                              200,340      2,879
Oak Technology*                         115,970      1,726
Power Integrations*                     102,270      1,948
Power-One*                              217,300      1,778
Silicon Image*                          146,580      1,252
Silicon Laboratories*                    35,380      1,250
Zoran*                                   31,670      1,383
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                         27,409
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--3.1%
-----------------------------------------------------------
Aspen Technology*                        86,890      1,990
F5 Networks*                             74,460      1,730
JD Edwards*                             101,820      1,837
THQ*                                     48,590      2,386
                                                 ---------
Total Software publishers                            7,943
                                                 ---------


                                       TURNER FUNDS 2002 SEMIANNUAL REPORT    41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--0.5%
-----------------------------------------------------------
Worthington Industries                   83,100   $  1,276
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             1,276
                                                 ---------

-----------------------------------------------------------
TELECOMMUNICATIONS--1.3%
-----------------------------------------------------------
Commonwealth Telephone
    Enterprises*                         33,810      1,293
Intrado*                                 55,610      1,212
Nextel Partners, Cl A*                  134,620        810
                                                 ---------
Total Telecommunications                             3,315
                                                 ---------

-----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION
    SERVICES--1.4%
-----------------------------------------------------------
Pegasus Solutions*                       96,600      1,787
Priceline.com*                          335,910      1,757
                                                 ---------
Total Travel arrangement &
    reservation services                             3,544
                                                 ---------

-----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.5%
-----------------------------------------------------------
Stericycle*                              20,250      1,267
                                                 ---------
Total Waste treatment & disposal                     1,267
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $226,324)                                250,603
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--3.3%
-----------------------------------------------------------
JP Morgan Chase (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price $8,395,228
    (collateralized by U.S. Treasury
    obligations $8,561,425)              $8,394      8,394
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $8,394)                                    8,394
-----------------------------------------------------------


                                                     Value
                                                     (000)
-----------------------------------------------------------
TOTAL INVESTMENTS--101.8%
    (COST $234,718)                               $258,997
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.8)% (4,609)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 13,149,635 outstanding shares
    of beneficial interest                         391,981
Accumulated net investment loss                     (1,342)
Accumulated net realized loss
    on investments                                (160,530)
Net unrealized appreciation
    on investments                                  24,279
-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $254,388
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                  $19.35
-----------------------------------------------------------
* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


42   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                    (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--90.8%
-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.0%
-----------------------------------------------------------
FMC Technologies*                           140  $       3
                                                 ---------
Total Agriculture, construction & mining
    machinery manufacturing                              3
                                                 ---------

-----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.0%
-----------------------------------------------------------
U.S. Laboratories*                          230          3
                                                 ---------
Total Architectural, engineering &
    related services                                     3
                                                 ---------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.8%
-----------------------------------------------------------
Church & Dwight                              95          3
OM Group                                     80          6
                                                 ---------
Total Basic chemical manufacturing                       9
                                                 ---------

-----------------------------------------------------------
CHEMICAL MANUFACTURING--1.0%
-----------------------------------------------------------
Georgia Gulf                                130          3
                                                 ---------
Total Chemical manufacturing                             3
                                                 ---------

-----------------------------------------------------------
CLOTHING STORES--3.5%
-----------------------------------------------------------
Charming Shoppes*                           925          7
Goody's Family Clothing*                    500          4
                                                 ---------
Total Clothing stores                                   11
                                                 ---------

-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.3%
-----------------------------------------------------------
United Rentals*                             160          4
                                                 ---------
Total Commercial/industrial equipment
    rental & leasing                                     4
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.6%
-----------------------------------------------------------
Electronics for Imaging*                    130          2
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                              2
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.5%
-----------------------------------------------------------
Intergraph*                                 275  $       5
Mercury Computer Systems*                    85          3
                                                 ---------
Total Computer systems design &
    related services                                     8
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--5.1%
-----------------------------------------------------------
American Financial Holdings                 105          3
BankAtlantic Bancorp, Cl A                  375          5
East-West Bancorp                           145          4
Webster Financial                           115          4
                                                 ---------
Total Depository credit intermediation                  16
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--3.2%
-----------------------------------------------------------
Idacorp                                     105          4
WPS Resources                               145          6
                                                 ---------
Total Electric power generation,
    transmission & distribution                         10
                                                 ---------

-----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--1.3%
-----------------------------------------------------------
Briggs & Stratton                            95          4
                                                 ---------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                        4
                                                 ---------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.3%
-----------------------------------------------------------
Landstar System*                             45          4
                                                 ---------
Total General freight trucking                           4
                                                 ---------

-----------------------------------------------------------
GRAIN & OILSEED MILLING--1.0%
-----------------------------------------------------------
Bunge                                       135          3
                                                 ---------
Total Grain & oilseed milling                            3
                                                 ---------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.5%
-----------------------------------------------------------
NBTY*                                       265          5
                                                 ---------
Total Health & personal care stores                      5
                                                 ---------


                                       TURNER FUNDS 2002 SEMIANNUAL REPORT    43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
HOME FURNISHINGS STORES--1.3%
-----------------------------------------------------------
Tuesday Morning*                            195  $       4
                                                 ---------
Total Home furnishings stores                            4
                                                 ---------

-----------------------------------------------------------
HOME HEALTH CARE SERVICES--1.0%
-----------------------------------------------------------
Apria Healthcare Group*                     125          3
                                                 ---------
Total Home health care services                          3
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
-----------------------------------------------------------
Varian Semiconductor
    Equipment Associates*                    60          3
                                                 ---------
Total Industrial machinery
    manufacturing                                        3
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--4.1%
-----------------------------------------------------------
Allmerica Financial                          95          4
HCC Insurance Holdings                      105          3
IPC Holdings*                                90          3
Ohio Casualty*                              150          3
                                                 ---------
Total Insurance carriers                                13
                                                 ---------

-----------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.5%
-----------------------------------------------------------
Pittston Brink's Group                      185          5
                                                 ---------
Total Investigation & security services                  5
                                                 ---------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.0%
-----------------------------------------------------------
Lone Star Steakhouse & Saloon               150          3
                                                 ---------
Total Limited-service eating places                      3
                                                 ---------

-----------------------------------------------------------
METAL ORE MINING--2.5%
-----------------------------------------------------------
Goldcorp                                    175          3
Meridian Gold*                              355          5
                                                 ---------
Total Metal ore mining                                   8
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.0%
-----------------------------------------------------------
American Axle &
    Manufacturing Holdings*                 100          3
                                                 ---------
Total Motor vehicle parts manufacturing                  3
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.5%
-----------------------------------------------------------
Southwest Gas                               180  $       5
                                                 ---------
Total Natural gas distribution                           5
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--9.2%
-----------------------------------------------------------
DaVita*                                     190          5
GenCorp                                     190          3
Igen International*                          75          3
Newport                                     160          4
Therma-Wave*                                215          3
Triumph Group*                               70          2
United Industrial                           405          9
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   29
                                                 ---------

-----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--4.1%
-----------------------------------------------------------
Belo, Cl A                                  180          4
Media General, Cl A                          95          6
RH Donnelley*                                95          3
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                                 13
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--1.9%
-----------------------------------------------------------
Pioneer Natural Resources*                  130          3
XTO Energy                                  145          3
                                                 ---------
Total Oil & gas extraction                               6
                                                 ---------

-----------------------------------------------------------
OTHER CHEMICAL PRODUCT &
    PREPARATION MANUFACTURING--1.0%
-----------------------------------------------------------
Albemarle                                   120          3
                                                 ---------
Total Other chemical product &
    preparation manufacturing                            3
                                                 ---------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--2.9%
-----------------------------------------------------------
FuelCell Energy*                            340          5
Harmonic*                                   320          4
                                                 ---------
Total Other electrical equipment &
    component manufacturing                              9
                                                 ---------


44   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--5.1%
-----------------------------------------------------------
Alltrista*                                  305 $        8
Commercial Metals                           115          5
Watts Industries, Cl A                      170          3
                                                 ---------
Total Other fabricated metal
    product manufacturing                               16
                                                 ---------

-----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.0%
-----------------------------------------------------------
Lincoln Electric Holdings                   100          3
                                                 ---------
Total Other general purpose
    machinery manufacturing                              3
                                                 ---------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--5.1%
-----------------------------------------------------------
American Capital Strategies                 185          6
Annaly Management                           165          3
Mack-Cali Realty                            125          4
Meristar Hospitality                        155          3
                                                 ---------
Total Other investment pools & funds                    16
                                                 ---------

-----------------------------------------------------------
OTHER SCHOOLS & INSTRUCTION--1.6%
-----------------------------------------------------------
Sylvan Learning Systems*                    165          5
                                                 ---------
Total Other schools & instruction                        5
                                                 ---------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.0%
-----------------------------------------------------------
Frontier Oil                                135          3
                                                 ---------
Total Petroleum & coal products
    manufacturing                                        3
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.5%
-----------------------------------------------------------
Cima Labs*                                  105          3
Serologicals*                               285          5
SICOR*                                      200          3
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                       11
                                                 ---------


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.3%
-----------------------------------------------------------
Packaging Corporation of America*           220  $       4
                                                 ---------
Total Pulp, paper & paperboard mills                     4
                                                 ---------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.6%
-----------------------------------------------------------
Emmis Communications, Cl A*                 100          2
Radio One, Cl A*                            125          3
                                                 ---------
Total Radio & television broadcasting                    5
                                                 ---------

-----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTFICIAL & SYNTHETIC
   FIBERS MANUFACTURING--1.3%
-----------------------------------------------------------
Lyondell Chemical                           250          4
                                                 ---------
Total Resin, synthetic rubber, artficial &
    synthetic fibers manufacturing                       4
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.5%
-----------------------------------------------------------
Charles River Laboratories
    International*                           90          3
Forrester Research*                         145          3
Martek Biosciences*                          70          2
                                                 ---------
Total Scientific r&d services                            8
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.2%
-----------------------------------------------------------
Mykrolis*                                   200          3
NAM TAI Electronics                         225          4
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                              7
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--1.6%
-----------------------------------------------------------
Hyperion Solutions*                         175          5
                                                 ---------
Total Software publishers                                5
                                                 ---------

-----------------------------------------------------------
SOUND RECORDING INDUSTRIES--1.0%
-----------------------------------------------------------
Lightbridge*                                260          3
                                                 ---------
Total Sound recording industries                         3
                                                 ---------


                                       TURNER FUNDS 2002 SEMIANNUAL REPORT    45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--1.0%
-----------------------------------------------------------
Steel Dynamics*                             205  $       3
                                                 ---------
Total Steel product manufacturing
    from purchased steel                                 3
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $275)                                        285
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--90.8%
    (COST $275)                                        285
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--9.2%                 29
-----------------------------------------------------------
TOTAL NET ASSETS--100.0%                             $ 314
-----------------------------------------------------------
* Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.


46   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--89.9%
-----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.1%
-----------------------------------------------------------
LabOne*                                  10,550  $     183
                                                 ---------
Total Agencies & other insurance
    related activities                                 183
                                                 ---------

-----------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.9%
-----------------------------------------------------------
Century Aluminum                        132,280      2,150
                                                 ---------
Total Alumina & aluminum
    production & processing                          2,150
                                                 ---------

-----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.2%
-----------------------------------------------------------
U.S. Laboratories*                       81,100      1,089
URS*                                     58,840      1,865
                                                 ---------
Total Architectural, engineering &
    related services                                 2,954
                                                 ---------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.4%
-----------------------------------------------------------
Tetra Technologies*                      36,180      1,051
                                                 ---------
Total Basic chemical manufacturing                   1,051
                                                 ---------

-----------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--4.0%
-----------------------------------------------------------
Crown Cork & Seal*                      512,750      4,589
Mobile Mini*                             62,560      2,013
Silgan Holdings*                         87,610      2,929
                                                 ---------
Total Boiler, tank & shipping
    container manufacturing                          9,531
                                                 ---------

-----------------------------------------------------------
CLOTHING STORES--2.0%
-----------------------------------------------------------
HOT Topic*                               75,870      1,585
Wet Seal, Cl A*                          93,775      3,272
                                                 ---------
Total Clothing stores                                4,857
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.2%
-----------------------------------------------------------
ClearOne Communications*                 26,860        441
                                                 ---------
Total Communications equipment
    manufacturing                                      441
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.9%
-----------------------------------------------------------
Anteon International*                   100,000  $   2,080
CACI International, Cl A*                89,120      3,129
Caminus*                                 46,330      1,042
Catapult Communications*                 39,000        984
Digital River*                           80,050      1,186
JDA Software Group*                      83,020      2,647
Secure Computing*                        84,910      1,665
Tripos*                                  57,310      1,500
                                                 ---------
Total Computer systems design &
    related services                                14,233
                                                 ---------

-----------------------------------------------------------
CONSUMER GOODS RENTAL--2.3%
-----------------------------------------------------------
Movie Gallery*                          323,645      5,557
                                                 ---------
Total Consumer goods rental                          5,557
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.8%
-----------------------------------------------------------
BankAtlantic Bancorp, Cl A              181,210      2,356
Bankunited Financial, Cl A*             108,160      1,620
Boston Private Financial Holdings        80,830      2,162
Dime Community Bancshares                36,360      1,120
FirstFed Financial*                      37,920        992
Independent Bank                         37,217      1,071
PFF Bancorp                              60,940      1,901
R&G Financial, Cl B                      99,550      1,984
Seacoast Financial Services              84,570      1,665
Sterling Bancshares                     115,215      1,538
                                                 ---------
Total Depository credit intermediation              16,409
                                                 ---------

-----------------------------------------------------------
DIRECT SELLING ESTABLISHMENTS--1.0%
-----------------------------------------------------------
J. Jill Group*                           84,730      2,411
                                                 ---------
Total Direct selling establishments                  2,411
                                                 ---------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--2.1%
-----------------------------------------------------------
D&K Healthcare Resources                 84,290      5,059
                                                 ---------
Total Drugs & druggists' sundries wholesale          5,059
                                                 ---------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.8%
-----------------------------------------------------------
Ultimate Electronics*                    65,140      1,827
                                                 ---------
Total Electronics & appliance stores                 1,827
                                                 ---------


                                       TURNER FUNDS 2002 SEMIANNUAL REPORT    47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.6%
-----------------------------------------------------------
K-Swiss, Cl A                            32,880  $   1,380
                                                 ---------
Total Footwear manufacturing                         1,380
                                                 ---------

-----------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.9%
-----------------------------------------------------------
Buca*                                   125,330      2,277
Famous Dave's of America*               149,210      1,204
Rare Hospitality International*          46,180      1,174
                                                 ---------
Total Full-service restaurants                       4,655
                                                 ---------

-----------------------------------------------------------
GAMBLING INDUSTRIES--0.7%
-----------------------------------------------------------
Argosy Gaming*                           44,910      1,648
                                                 ---------
Total Gambling industries                            1,648
                                                 ---------

-----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--2.9%
-----------------------------------------------------------
Nash Finch                              146,400      3,989
United Natural Foods*                   123,040      3,065
                                                 ---------
Total Grocery & related product wholesalers          7,054
                                                 ---------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.8%
-----------------------------------------------------------
MIM*                                    112,040      1,849
                                                 ---------
Total Health & personal care stores                  1,849
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.2%
-----------------------------------------------------------
FSI International*                      114,530      1,284
PRI Automation*                          72,700      1,694
                                                 ---------
Total Industrial machinery manufacturing             2,978
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--1.8%
-----------------------------------------------------------
dELiA*s*                                153,230        976
SkillSoft*                               52,160      1,202
Vastera*                                139,200      2,065
                                                 ---------
Total Information services                           4,243
                                                 ---------

-----------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--1.4%
-----------------------------------------------------------
Tractor Supply*                          74,980      3,449
                                                 ---------
Total Lawn & garden equipment &
    supplies stores                                  3,449
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
-----------------------------------------------------------
CKE Restaurants*                        175,230   $  1,568
                                                 ---------
Total Limited-service eating places                  1,568
                                                 ---------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--2.6%
-----------------------------------------------------------
Advisory Board*                          57,420      1,867
FTI Consulting*                         144,000      4,461
Right Management Consultants*                 1         --
                                                 ---------
Total Management, scientific & technical
    consulting services                              6,328
                                                 ---------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.6%
-----------------------------------------------------------
Dianon Systems*                          58,970      3,826
                                                 ---------
Total Medical & diagnostic laboratories              3,826
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--5.0%
-----------------------------------------------------------
DHB Industries*                         130,340        879
Endocare*                               103,630      2,043
Merit Medical Systems*                  135,000      2,727
Orthofix International*                  71,100      2,867
SRI/Surgical Express*                    95,750      1,461
Wright Medical Group*                    97,470      1,958
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                   11,935
                                                 ---------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.4%
-----------------------------------------------------------
Key Energy Services*                    185,730      1,991
Oceaneering International*              127,070      3,685
                                                 ---------
Total Mining support activities                      5,676
                                                 ---------

-----------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS
    WHOLESALE--0.9%
-----------------------------------------------------------
Advanced Marketing Services              93,415      2,242
                                                 ---------
Total Miscellaneous nondurable
    goods wholesale                                  2,242
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.5%
-----------------------------------------------------------
Oshkosh Truck                            64,725      3,683
                                                 ---------
Total Motor vehicle manufacturing                    3,683
                                                 ---------


48   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--2.3%
-----------------------------------------------------------
Aftermarket Technology*                  89,770   $  1,676
ESCO Technologies*                       97,000      3,767
                                                 ---------
Total Motor vehicle parts manufacturing              5,443
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--3.7%
-----------------------------------------------------------
American Medical
    Systems Holdings*                    69,390      1,562
EDO 140,410                               3,793
Harvard Bioscience*                      95,500        839
Photon Dynamics*                         53,470      2,721
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                8,915
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--2.6%
-----------------------------------------------------------
Evergreen Resources*                     86,700      3,616
Patina Oil & Gas                         85,730      2,702
                                                 ---------
Total Oil & gas extraction                           6,318
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.5%
-----------------------------------------------------------
Jakks Pacific*                           74,430      1,693
Multimedia Games*                       119,260      4,216
Racing Champions*                        59,530      1,146
Scientific Games, Cl A*                 155,320      1,300
                                                 ---------
Total Other miscellaneous manufacturing              8,355
                                                 ---------

-----------------------------------------------------------
OUTPATIENT CARE CENTERS--0.8%
-----------------------------------------------------------
Amsurg*                                  67,500      1,837
                                                 ---------
Total Outpatient care centers                        1,837
                                                 ---------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.8%
-----------------------------------------------------------
Headwaters*                             128,560      1,967
                                                 ---------
Total Petroleum & coal products
    manufacturing                                    1,967
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--2.2%
-----------------------------------------------------------
Acambis ADR*                             29,230      1,340
Axcan Pharma*                            88,530      1,116
Intrabiotics Pharmaceuticals*           253,110        886
Novavax*                                167,460      1,916
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    5,258
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.0%
-----------------------------------------------------------
Applied Films*                          100,910   $  2,482
                                                 ---------
Total Plastics product manufacturing                 2,482
                                                 ---------

-----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--2.7%
-----------------------------------------------------------
Bell Microproducts*                     139,080      1,446
ICU Medical*                             68,955      2,510
Jaco Electronics*                       126,800        805
Scansource*                              26,930      1,619
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     6,380
                                                 ---------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.6%
-----------------------------------------------------------
Cumulus Media, Cl A*                     77,070      1,380
                                                 ---------
Total Radio & television broadcasting                1,380
                                                 ---------

-----------------------------------------------------------
RAIL TRANSPORTATION--0.7%
-----------------------------------------------------------
Genesee & Wyoming, Cl A*                 73,115      1,731
                                                 ---------
Total Rail transportation                            1,731
                                                 ---------

-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.6%
-----------------------------------------------------------
Frontier Airlines*                       63,900      1,171
Mesa Air Group*                         240,470      2,693
                                                 ---------
Total Scheduled air transportation                   3,864
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.4%
-----------------------------------------------------------
Icon ADR*                                76,510      2,601
Integra LifeSciences Holdings*           55,190      1,552
Interpore International*                143,710      1,610
                                                 ---------
Total Scientific r&d services                        5,763
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--3.9%
-----------------------------------------------------------
AstroPower*                              40,220      1,680
Merix*                                   87,170      1,629
Omnivision Technologies*                115,610      1,275
Pericom Semiconductor*                   89,340      1,263
Zoran*                                   81,320      3,552
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          9,399
                                                 ---------


                                      TURNER FUNDS 2002 SEMIANNUAL REPORT    49

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SOFTWARE PUBLISHERS--1.1%
-----------------------------------------------------------
Ansys*                                   47,130   $  1,277
Digimarc*                                75,130      1,471
                                                 ---------
Total Software publishers                            2,748
                                                 ---------

-----------------------------------------------------------
SPECTATOR SPORTS--2.4%
-----------------------------------------------------------
Penn National Gaming*                   163,220      5,716
                                                 ---------
Total Spectator sports                               5,716
                                                 ---------

-----------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--0.4%
-----------------------------------------------------------
Jo-Ann Stores, Cl A*                     61,150        987
                                                 ---------
Total Sporting goods/hobby/musical
    instrument stores                                  987
                                                 ---------

-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--0.9%
-----------------------------------------------------------
Maverick Tube*                          127,960      2,088
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             2,088
                                                 ---------

-----------------------------------------------------------
TELECOMMUNICATIONS--1.1%
-----------------------------------------------------------
Intrado*                                 71,090      1,549
Metro One Telecommunications*            45,665      1,158
                                                 ---------
Total Telecommunications                             2,707
                                                 ---------

-----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.6%
-----------------------------------------------------------
Navigant International*                  94,840      1,375
                                                 ---------
Total Travel arrangement &
    reservation services                             1,375
                                                 ---------

-----------------------------------------------------------
TRAVELER ACCOMMODATION--0.7%
-----------------------------------------------------------
Hollywood Casino, Cl A*                  98,700      1,628
                                                 ---------
Total Traveler accommodation                         1,628
                                                 ---------

-----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
-----------------------------------------------------------
Artesian Resources, Cl A                 15,470        467
                                                 ---------
Total Water, sewage & other systems                    467
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $160,424)                                215,985
-----------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS--11.7%
-----------------------------------------------------------
ABN-Amro (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price $14,071,856
    (collateralized by U.S. Government
    obligations, total market value
    $14,350,790)                        $14,069  $  14,069
JP Morgan Chase (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $14,109,325 (collateralized by
    U.S. Government obligations,
    total market value $14,390,142)      14,106     14,106
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (COST $28,175)                                  28,175
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--101.6%
    (COST $188,599)                                244,160
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.6)% (3,918)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 5,714,825 outstanding shares
    of beneficial interest                         184,110
Accumulated net investment loss                       (892)
Accumulated net realized gain
    on investments                                   1,463
Net unrealized appreciation
    on investments                                  55,561

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $240,242
-----------------------------------------------------------

-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                 $42.04
-----------------------------------------------------------
* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


50   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--100.7%
-----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--3.8%
-----------------------------------------------------------
Honeywell International                   2,100  $      80
Northrop Grumman                            500         56
Textron                                   1,500         77
                                                 ---------
Total Aerospace product & parts
    manufacturing                                      213
                                                 ---------

-----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.4%
-----------------------------------------------------------
AON                                       2,300         80
                                                 ---------
Total Agencies & other insurance
    related activities                                  80
                                                 ---------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--2.4%
-----------------------------------------------------------
Anheuser-Busch                            1,250         65
Coca-Cola Enterprises                     3,600         68
                                                 ---------
Total Beverage manufacturing                           133
                                                 ---------

-----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.6%
-----------------------------------------------------------
Bausch & Lomb                             1,950         87
                                                 ---------
Total Commercial & service industry
    machinery manufacturing                             87
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.0%
-----------------------------------------------------------
Motorola                                  4,150         59
                                                 ---------
Total Communications equipment
    manufacturing                                       59
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.8%
-----------------------------------------------------------
Dell Computer*                            3,300         86
Hewlett-Packard                           1,800         32
International Business Machines             225         23
Lexmark International*                    1,200         69
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                      210
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.9%
-----------------------------------------------------------
Electronic Data Systems                     850         49
                                                 ---------
Total Computer systems design &
    related services                                    49
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.0%
-----------------------------------------------------------
Smurfit-Stone Container*                  3,300  $      57
                                                 ---------
Total Converted paper product
    manufacturing                                       57
                                                 ---------

-----------------------------------------------------------
COURIERS--1.7%
-----------------------------------------------------------
United Parcel Service, Cl B               1,525         93
                                                 ---------
Total Couriers                                          93
                                                 ---------

-----------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--1.0%
-----------------------------------------------------------
Gillette                                  1,700         58
                                                 ---------
Total Cutlery & handtool manufacturing                  58
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--14.5%
-----------------------------------------------------------
Bancorpsouth                              3,750         74
Bank One                                  2,350         98
Citigroup                                 3,150        156
Greenpoint Financial                      2,800        122
PNC Financial Services Group              1,900        117
Wells Fargo                               4,900        242
                                                 ---------
Total Depository credit intermediation                 809
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--3.3%
-----------------------------------------------------------
Allegheny Energy                          1,400         58
Sierra Pacific Resources                  5,300         80
XCEL Energy                               1,750         44
                                                 ---------
Total Electric power generation,
    transmission & distribution                        182
                                                 ---------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.9%
-----------------------------------------------------------
RadioShack                                1,750         53
                                                 ---------
Total Electronics & appliance stores                    53
                                                 ---------

-----------------------------------------------------------
FRUIT & VEGETABLE PRESERVING &
    SPECIALTY FOOD MANUFACTURING--0.9%
-----------------------------------------------------------
H.J. Heinz                                1,150         48
                                                 ---------
Total Fruit & vegetable preserving &
    specialty food manufacturing                        48
                                                 ---------

-----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--1.3%
-----------------------------------------------------------
Unilever, NY Shares                       1,250         71
                                                 ---------
Total Grocery & related product
    wholesalers                                         71
                                                 ---------


                                      TURNER FUNDS 2002 SEMIANNUAL REPORT     51

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
GROCERY STORES--1.9%
-----------------------------------------------------------
Safeway*                                  2,400   $    108
                                                 ---------
Total Grocery stores                                   108
                                                 ---------

-----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--2.1%
-----------------------------------------------------------
Maytag                                    2,600        115
                                                 ---------
Total Household appliance manufacturing                115
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--8.5%
-----------------------------------------------------------
Chubb                                       700         51
Cincinnati Financial                      2,200         96
Metlife                                   2,300         73
Safeco                                    4,300        138
UnumProvident                             4,200        117
                                                 ---------
Total Insurance carriers                               475
                                                 ---------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.8%
-----------------------------------------------------------
McDonald's                                3,700        103
                                                 ---------
Total Limited-service eating places                    103
                                                 ---------

-----------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS
    WHOLESALE--1.0%
-----------------------------------------------------------
Philip Morris                             1,100         58
                                                 ---------
Total Miscellaneous nondurable
    goods wholesale                                     58
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.8%
-----------------------------------------------------------
General Motors                            1,650        100
                                                 ---------
Total Motor vehicle manufacturing                      100
                                                 ---------

-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.6%
-----------------------------------------------------------
KeySpan                                   2,400         87
                                                 ---------
Total Natural gas distribution                          87
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--0.3%
-----------------------------------------------------------
Agilent Technologies*                       525         18
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   18
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.3%
-----------------------------------------------------------
Fannie Mae                                1,100  $      88
Freddie Mac                               1,500         95
                                                 ---------
Total Nondepository credit intermediation              183
                                                 ---------

-----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--1.9%
-----------------------------------------------------------
Fortune Brands                            2,100        104
                                                 ---------
Total Other fabricated metal
    product manufacturing                              104
                                                 ---------

-----------------------------------------------------------
OTHER FOOD MANUFACTURING--1.6%
-----------------------------------------------------------
Kraft Foods, Cl A                         2,300         89
                                                 ---------
Total Other food manufacturing                          89
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.2%
-----------------------------------------------------------
Mattel                                    3,100         65
                                                 ---------
Total Other miscellaneous manufacturing                 65
                                                 ---------

-----------------------------------------------------------
OUTPATIENT CARE CENTERS--2.3%
-----------------------------------------------------------
Humana*                                   9,300        126
                                                 ---------
Total Outpatient care centers                          126
                                                 ---------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--8.2%
-----------------------------------------------------------
Exxon Mobil                               4,500        197
Marathon Oil                              2,450         71
Phillips Petroleum                        3,050        191
                                                 ---------
Total Petroleum & coal products
    manufacturing                                      459
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.0%
-----------------------------------------------------------
ICN Pharmaceuticals                       1,900         60
Johnson & Johnson                           850         55
Merck                                       950         55
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      170
                                                 ---------

-----------------------------------------------------------
PRIMARY METAL MANUFACTURING--1.0%
-----------------------------------------------------------
Allegheny Technologies                    3,300         55
                                                 ---------
Total Primary metal manufacturing                       55
                                                 ---------


52   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.1%
-----------------------------------------------------------
International Paper                       1,400  $      60
                                                 ---------
Total Pulp, paper & paperboard mills                    60
                                                 ---------

-----------------------------------------------------------
RAIL TRANSPORTATION--1.8%
-----------------------------------------------------------
CSX                                       2,600         99
                                                 ---------
Total Rail transportation                               99
                                                 ---------

-----------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.9%
-----------------------------------------------------------
Goodyear Tire & Rubber                    2,000         51
                                                 ---------
Total Rubber product manufacturing                      51
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--5.0%
-----------------------------------------------------------
Bear Stearns                              1,300         81
Morgan Stanley Dean Witter                3,400        195
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         276
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--3.5%
-----------------------------------------------------------
Analog Devices*                             475         22
Flextronics International*                4,500         82
Taiwan Semiconductor
    Manufacturing ADR*                    4,500         93
                                                 ---------
Total Semiconductor & other
    electronic component
    manufacturing                                      197
                                                 ---------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--3.6%
-----------------------------------------------------------
Procter & Gamble                          2,200        198
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                      198
                                                 ---------

-----------------------------------------------------------
TELECOMMUNICATIONS--3.8%
-----------------------------------------------------------
SBC Communications                        3,050        114
Verizon Communications                    2,200        101
                                                 ---------
Total Telecommunications                               215
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $5,307)                                    5,613
-----------------------------------------------------------


                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
RIGHTS--0.0%
-----------------------------------------------------------
Seagate Escrow*                             425    $    --
-----------------------------------------------------------
TOTAL RIGHTS
    (COST $0)                                           --
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--0.5%
-----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 03/28/02, matures
    04/01/02, repurchase price $29,381
    (collateralized by U.S. Government
    obligations, total market
    value $29,964)                          $29         29
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $29)                                          29
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--101.2%
    (COST $5,336)                                    5,642
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.2)%    (70)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 527,854 outstanding shares
    of beneficial interest                           5,829
Distributions in excess of net
    investment income                                   (1)
Accumulated net realized loss
    on investments                                    (562)
Net unrealized appreciation
    on investments                                     306
-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $5,572
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                 $10.56
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                      TURNER FUNDS 2002 SEMIANNUAL REPORT    53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP VALUE FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--95.8%
-----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.5%
-----------------------------------------------------------
AON                                      23,000  $     805
                                                 ---------
Total Agencies & other insurance
    related activities                                 805
                                                 ---------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.3%
-----------------------------------------------------------
Charter Communications, Cl A*            60,000        677
                                                 ---------
Total Cable networks &
    program distribution                               677
                                                 ---------

-----------------------------------------------------------
CHEMICAL MANUFACTURING--2.9%
-----------------------------------------------------------
Akzo Nobel ADR                           20,000        938
Celanese                                 30,500        634
                                                 ---------
Total Chemical manufacturing                         1,572
                                                 ---------

-----------------------------------------------------------
COAL MINING--2.5%
-----------------------------------------------------------
Arch Coal                                25,500        545
Massey Energy                            48,000        811
                                                 ---------
Total Coal mining                                    1,356
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.0%
-----------------------------------------------------------
Gateway*                                 90,000        569
Maxtor*                                  75,000        521
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          1,090
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.8%
-----------------------------------------------------------
Computer Sciences*                       14,000        711
IMS Health                               34,000        763
                                                 ---------
Total Computer systems design &
    related services                                 1,474
                                                 ---------

-----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.4%
-----------------------------------------------------------
Jones Apparel Group*                     36,000      1,258
                                                 ---------
Total Cut & sew apparel manufacturing                1,258
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
DATA PROCESSING SERVICES--2.7%
-----------------------------------------------------------
eFunds*                                  88,000   $  1,412
                                                 ---------
Total Data processing services                       1,412
                                                 ---------

-----------------------------------------------------------
DEPARTMENT STORES--3.7%
-----------------------------------------------------------
Big Lots*                                75,000      1,054
Saks*                                    68,000        894
                                                 ---------
Total Department stores                              1,948
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--13.7%
-----------------------------------------------------------
Banknorth Group                          53,600      1,412
Commerce Bancshares                      13,125        580
Golden State Bancorp                     27,000        802
Greenpoint Financial                     27,000      1,180
Hibernia, Cl A                           39,500        755
Huntington Bancshares                    66,000      1,300
Marshall & Ilsley                         8,200        510
PNC Financial Services Group             12,000        738
                                                 ---------
Total Depository credit intermediation               7,277
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--7.8%
-----------------------------------------------------------
Allegheny Energy                         16,000        661
CMS Energy                               30,000        679
FirstEnergy                              29,300      1,013
Scana                                    33,000      1,010
XCEL Energy                              31,000        786
                                                 ---------
Total Electric power generation,
    transmission & distribution                      4,149
                                                 ---------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.2%
-----------------------------------------------------------
RadioShack                               20,500        616
                                                 ---------
Total Electronics & appliance stores                   616
                                                 ---------

-----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--1.4%
-----------------------------------------------------------
Briggs & Stratton                        16,500        759
                                                 ---------
Total Engine, turbine & power transmission
    equipment manufacturing                            759
                                                 ---------


54   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER MIDCAP VALUE FUND


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.9%
-----------------------------------------------------------
Yellow*                                  18,500   $    488
                                                 ---------
Total General freight trucking                         488
                                                 ---------

-----------------------------------------------------------
GROCERY STORES--1.5%
-----------------------------------------------------------
Kroger*                                  37,000        820
                                                 ---------
Total Grocery stores                                   820
                                                 ---------

-----------------------------------------------------------
HOUSEHOLD & INSTITUTIONAL FURNITURE & KITCHEN
   CABINET MANUFACTURING--1.3%
-----------------------------------------------------------
Newell Rubbermaid                        21,000        671
                                                 ---------
Total Household & institutional furniture &
    kitchen cabinet manufacturing                      671
                                                 ---------

-----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--1.8%
-----------------------------------------------------------
York International                       26,100        937
                                                 ---------
Total Hvac & commercial refrigeration
    equipment manufacturing                            937
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--8.2%
-----------------------------------------------------------
Erie Indemnity, Cl A                     13,500        549
Mercury General                          27,000      1,255
Safeco                                   38,000      1,218
UnumProvident                            48,500      1,355
                                                 ---------
Total Insurance carriers                             4,377
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.3%
-----------------------------------------------------------
Delphi                                   44,000        704
                                                 ---------
Total Motor vehicle parts manufacturing                704
                                                 ---------

-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.9%
-----------------------------------------------------------
KeySpan                                  20,000        728
National Fuel Gas                        33,500        816
                                                 ---------
Total Natural gas distribution                       1,544
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--3.8%
-----------------------------------------------------------
Raytheon                                 30,000      1,232
Thermo Electron*                         37,000        767
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                1,999
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.9%
-----------------------------------------------------------
United Stationers*                       26,500   $  1,010
                                                 ---------
Total Office supplies, stationery & gift stores      1,010
                                                 ---------

-----------------------------------------------------------
OFFICES OF PHYSICIANS--2.7%
-----------------------------------------------------------
Caremark Rx*                             75,000      1,462
                                                 ---------
Total Offices of physicians                          1,462
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--3.6%
-----------------------------------------------------------
Pioneer Natural Resources*               86,300      1,924
                                                 ---------
Total Oil & gas extraction                           1,924
                                                 ---------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--1.2%
-----------------------------------------------------------
Energizer Holdings*                      27,000        641
                                                 ---------
Total Other electrical equipment &
    component manufacturing                            641
                                                 ---------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.4%
-----------------------------------------------------------
Federated Investors, Cl B                23,000        744
                                                 ---------
Total Other financial investment activities            744
                                                 ---------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.7%
-----------------------------------------------------------
La Quinta*                              200,000      1,430
                                                 ---------
Total Other investment pools & funds                 1,430
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.4%
-----------------------------------------------------------
Callaway Golf                            40,000        770
                                                 ---------
Total Other miscellaneous manufacturing                770
                                                 ---------

-----------------------------------------------------------
OUTPATIENT CARE CENTERS--1.9%
-----------------------------------------------------------
Healthsouth*                             71,700      1,029
                                                 ---------
Total Outpatient care centers                        1,029
                                                 ---------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--4.3%
-----------------------------------------------------------
Sunoco                                   25,800      1,032
Valero Energy                            25,000      1,238
                                                 ---------
Total Petroleum & coal products
    manufacturing                                    2,270
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   55

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER MIDCAP VALUE FUND


                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
SHIP & BOAT BUILDING--2.2%
-----------------------------------------------------------
Brunswick                                43,000   $  1,175
                                                 ---------
Total Ship & boat building                           1,175
                                                 ---------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.0%
-----------------------------------------------------------
Dial                                     59,000      1,063
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                    1,063
                                                 ---------

-----------------------------------------------------------
TOBACCO MANUFACTURING--0.8%
-----------------------------------------------------------
Universal                                11,000        433
                                                 ---------
Total Tobacco manufacturing                            433
                                                 ---------

-----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--2.1%
-----------------------------------------------------------
Republic Services*                       60,000      1,121
                                                 ---------
Total Waste treatment & disposal                     1,121
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $42,374)                                  51,005
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--4.0%
-----------------------------------------------------------
JP  Morgan Chase (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $2,145,364 (collateralized by
    U.S. Government obligations,
    total market value $2,188,273)       $2,145      2,145
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $2,145)                                    2,145
-----------------------------------------------------------



                                                     Value
                                                     (000)
-----------------------------------------------------------
TOTAL INVESTMENTS--99.8%
    (COST $44,519)                                 $53,150
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.2%                 71
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 3,524,865 outstanding shares
    of beneficial interest                          42,239
Undistributed net investment income                      6
Accumulated net realized gain
    on investments                                   2,345
Net unrealized appreciation
    on investments                                   8,631
-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $53,221
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                 $15.10
-----------------------------------------------------------
* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


56   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--94.4%
-----------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.0%
-----------------------------------------------------------
ACE Cash Express*                        22,400   $    215
                                                 ---------
Total Activities related to credit
    intermediation                                     215
                                                 ---------

-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.4%
-----------------------------------------------------------
AGCO*                                   116,000      2,647
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   2,647
                                                 ---------

-----------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--1.3%
-----------------------------------------------------------
Men's Wearhouse*                        327,000      7,635
                                                 ---------
Total Apparel, piece goods &
    notions wholesale                                7,635
                                                 ---------

-----------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.6%
-----------------------------------------------------------
Ryder System                            130,500      3,855
                                                 ---------
Total Automotive equipment
    rental & leasing                                 3,855
                                                 ---------

-----------------------------------------------------------
AUTOMOTIVE R&M--0.3%
-----------------------------------------------------------
Midas                                   110,200      1,571
                                                 ---------
Total Automotive r&m                                 1,571
                                                 ---------

-----------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--0.2%
-----------------------------------------------------------
Lance                                    69,500        994
                                                 ---------
Total Bakeries & tortilla manufacturing                994
                                                 ---------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.1%
-----------------------------------------------------------
Arch Chemicals                          152,800      3,369
Millennium Chemicals                    200,000      2,946
                                                 ---------
Total Basic chemical manufacturing                   6,315
                                                 ---------

-----------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.7%
-----------------------------------------------------------
ICT Group*                               83,500      2,042
TeleTech Holdings*                      135,000      1,813
                                                 ---------
Total Business support services                      3,855
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
CHEMICAL MANUFACTURING--0.3%
-----------------------------------------------------------
Georgia Gulf                             69,300   $  1,861
                                                 ---------
Total Chemical manufacturing                         1,861
                                                 ---------

-----------------------------------------------------------
CLOTHING STORES--1.9%
-----------------------------------------------------------
Buckle*                                  26,500        649
Burlington Coat Factory
    Warehouse                           166,300      3,202
Pacific Sunwear of California*           80,000      1,968
Wet Seal, Cl A*                         152,200      5,310
                                                 ---------
Total Clothing stores                               11,129
                                                 ---------

-----------------------------------------------------------
COAL MINING--0.5%
-----------------------------------------------------------
Massey Energy                           163,700      2,767
                                                 ---------
Total Coal mining                                    2,767
                                                 ---------

-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.0%
-----------------------------------------------------------
United Rentals*                         223,700      6,147
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                       6,147
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--2.7%
-----------------------------------------------------------
Anadigics*                              283,400      3,497
Checkpoint Systems*                     396,900      6,331
Nice Systems ADR*                       251,500      3,405
Universal Electronics*                  212,100      3,107
                                                 ---------
Total Communications equipment
    manufacturing                                   16,340
                                                 ---------

-----------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.2%
-----------------------------------------------------------
Sunrise Assisted Living*                 40,000      1,090
                                                 ---------
Total Community care facilities
    for the elderly                                  1,090
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.7%
-----------------------------------------------------------
Maxtor*                               1,006,936      6,998
Read-Rite*                              425,800      1,307
Western Digital*                        337,300      2,102
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                         10,407
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   57

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.2%
-----------------------------------------------------------
Ciber*                                  587,400   $  5,375
Computer Horizons*                      321,600      1,248
Mercator Software*                        1,900         10
Syntel*                                  55,200        776
                                                 ---------
Total Computer systems design &
    related services                                 7,409
                                                 ---------

-----------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--2.0%
-----------------------------------------------------------
Omnova Solutions*                       372,100      3,088
Playtex Products*                       488,000      5,300
Smurfit-Stone Container*                205,200      3,517
                                                 ---------
Total Converted paper product
    manufacturing                                   11,905
                                                 ---------

-----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.7%
-----------------------------------------------------------
Ashworth*                               527,800      4,143
Russell                                 112,000      1,669
Tommy Hilfiger*                         313,000      4,492
                                                 ---------
Total Cut & sew apparel manufacturing               10,304
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--1.1%
-----------------------------------------------------------
eFunds*                                 413,000      6,629
                                                 ---------
Total Data processing services                       6,629
                                                 ---------

-----------------------------------------------------------
DEATH CARE SERVICES--0.6%
-----------------------------------------------------------
Service Corporation International*      698,000      3,699
                                                 ---------
Total Death care services                            3,699
                                                 ---------

-----------------------------------------------------------
DEPARTMENT STORES--1.4%
-----------------------------------------------------------
Big Lots*                               117,800      1,655
Saks*                                   161,900      2,129
ShopKo Stores*                          250,000      4,525
                                                 ---------
Total Department stores                              8,309
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--10.0%
-----------------------------------------------------------
Bancorpsouth                            177,900      3,508
Banknorth Group                         108,200      2,851
Banner                                   38,000        834
Bay View Capital*                       327,000      2,237


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Berkshire Hills Bancorp                  69,900  $   1,548
Chittenden                              115,650      3,371
Columbia Banking Systems*               153,100      2,036
Community First Bankshares               92,300      2,387
FirstMerit                              289,500      8,335
Hibernia, Cl A                          146,800      2,804
Hudson United Bancorp                   117,500      3,738
Nara Bancorp                             39,400        857
New York Community Bancorp              111,600      3,086
Peoples Bank Bridgeport                 141,900      3,498
Sterling Bancshares                     121,400      1,621
Sterling Financial*                      64,400      1,452
Texas Regional Bancshares, Cl A          58,300      2,545
Trustmark                               121,900      3,079
UMB Financial                            23,610      1,012
United Bankshares                        64,300      1,899
Webster Financial                       144,600      5,412
Whitney Holding                          35,900      1,790
                                                 ---------
Total Depository credit intermediation              59,900
                                                 ---------

-----------------------------------------------------------
DRYCLEANING & LAUNDRY SERVICES--0.2%
-----------------------------------------------------------
Angelica                                 85,000      1,317
                                                 ---------
Total Drycleaning & laundry services                 1,317
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--3.5%
-----------------------------------------------------------
Energy East                             182,500      3,969
Hawaiian Electric Industries             70,800      3,116
Northwestern                            168,500      3,707
Sierra Pacific Resources                328,500      4,957
UIL Holdings                             84,700      4,921
                                                 ---------
Total Electric power generation,
    transmission & distribution                     20,670
                                                 ---------

-----------------------------------------------------------
ELECTRICAL CONTRACTORS--0.2%
-----------------------------------------------------------
Integrated Electrical Services*         234,200      1,171
                                                 ---------
Total Electrical contractors                         1,171
                                                 ---------

-----------------------------------------------------------
EMPLOYMENT SERVICES--0.7%
-----------------------------------------------------------
CDI*                                    116,000      2,662
MPS Group*                              152,000      1,330
                                                 ---------
Total Employment services                            3,992
                                                 ---------


58   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
ENGINE, TURBINE & POWER
    TRANSMISSION EQUIPMENT
    MANUFACTURING--1.1%
-----------------------------------------------------------
Briggs & Stratton                       117,000   $  5,382
Dura Automotive Systems*                 63,200      1,212
                                                 ---------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                    6,594
                                                 ---------

-----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.1%
-----------------------------------------------------------
Vans*                                   543,800      6,368
                                                 ---------
Total Footwear manufacturing                         6,368
                                                 ---------

-----------------------------------------------------------
FOUNDRIES--1.1%
-----------------------------------------------------------
Intermet                                962,900      6,760
                                                 ---------
Total Foundries                                      6,760
                                                 ---------

-----------------------------------------------------------
FRUIT & TREE NUT FARMING--0.4%
-----------------------------------------------------------
Dole Food                                77,800      2,412
                                                 ---------
Total Fruit & tree nut farming                       2,412
                                                 ---------

-----------------------------------------------------------
GAMBLING INDUSTRIES--0.2%
-----------------------------------------------------------
Pinnacle Entertainment*                 165,800      1,336
                                                 ---------
Total Gambling industries                            1,336
                                                 ---------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.1%
-----------------------------------------------------------
Celadon Group*                          104,000        702
Usfreightways                           162,800      5,770
                                                 ---------
Total General freight trucking                       6,472
                                                 ---------

-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
-----------------------------------------------------------
Longs Drug Stores                       147,000      4,097
                                                 ---------
Total Health & personal care stores                  4,097
                                                 ---------

-----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.9%
-----------------------------------------------------------
Helen of Troy*                          378,000      5,368
                                                 ---------
Total Household appliance
    manufacturing                                    5,368
                                                 ---------


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.6%
-----------------------------------------------------------
Lennox International                    265,000   $  3,503
                                                 ---------
Total Hvac & commercial refrigeration
    equipment manufacturing                          3,503
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--0.2%
-----------------------------------------------------------
Keynote Systems*                         94,900        920
                                                 ---------
Total Information services                             920
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--8.7%
-----------------------------------------------------------
Acceptance Insurance*                   264,400      1,507
American Financial Group                313,000      8,989
American Physicians Capital*            149,700      2,919
CNA Surety                              176,000      2,649
Commerce Group                          158,300      6,126
Erie Indemnity, Cl A                     47,200      1,920
FPIC Insurance Group*                   270,000      3,483
Fremont General                         715,000      4,362
Harleysville Group                      108,400      2,864
HCC Insurance Holdings                  139,300      3,894
Mutual Risk Management                  528,500        449
Ohio Casualty*                          415,000      7,860
Phoenix*                                149,900      2,878
Standard Management*                     54,900        298
Trenwick Group                          194,000      1,740
                                                 ---------
Total Insurance carriers                            51,938
                                                 ---------

-----------------------------------------------------------
MANUFACTURING & REPRODUCING
    MAGNETIC & OPTICAL MEDIA--0.3%
-----------------------------------------------------------
Zomax*                                  252,200      1,841
                                                 ---------
Total Manufacturing & reproducing
    magnetic & optical media                         1,841
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.3%
-----------------------------------------------------------
Inamed*                                  55,000      1,810
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                    1,810
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   59

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.9%
-----------------------------------------------------------
Grey Wolf*                              530,000   $  2,099
Parker Drilling*                        779,000      3,451
                                                 ---------
Total Mining support activities                      5,550
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.1%
-----------------------------------------------------------
Coachmen Industries                     187,600      3,058
Fleetwood Enterprises                   220,300      2,379
National RV Holdings*                    76,400        934
                                                 ---------
Total Motor vehicle body &
    trailer manufacturing                            6,371
                                                 ---------

-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.3%
-----------------------------------------------------------
National Fuel Gas                       127,200      3,097
NUI 180,000                               4,478
SEMCO Energy                            230,500      2,213
South Jersey Industries                  47,400      1,495
Southwest Gas                            88,500      2,213
                                                 ---------
Total Natural gas distribution                      13,496
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--0.3%
-----------------------------------------------------------
GenCorp                                  60,000        943
Molecular Devices*                       58,100      1,056
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                1,999
                                                 ---------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.4%
-----------------------------------------------------------
Student Loan                             25,000      2,290
                                                 ---------
Total Nondepository credit intermediation            2,290
                                                 ---------

-----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.2%
-----------------------------------------------------------
Wolverine Tube*                         147,400      1,282
                                                 ---------
Total Nonferrous production & processing             1,282
                                                 ---------

-----------------------------------------------------------
NONSCHEDULED AIR TRANSPORTATION--0.7%
-----------------------------------------------------------
CNF                                     131,700      4,345
                                                 ---------
Total Nonscheduled air transportation                4,345
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OFFICE ADMINISTRATIVE SERVICES--0.5%
-----------------------------------------------------------
US Oncology*                            368,500   $  3,246
                                                 ---------
Total Office administrative services                 3,246
                                                 ---------

-----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--0.4%
-----------------------------------------------------------
United Stationers*                       62,000      2,362
                                                 ---------
Total Office supplies, stationery & gift stores      2,362
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--0.8%
-----------------------------------------------------------
Cabot Oil & Gas, Cl A                    84,600      2,094
Pioneer Natural Resources*              120,000      2,675
                                                 ---------
Total Oil & gas extraction                           4,769
                                                 ---------

-----------------------------------------------------------
OTHER CHEMICAL PRODUCT &
    PREPARATION MANUFACTURING--0.5%
-----------------------------------------------------------
Crompton                                232,200      2,868
                                                 ---------
Total Other chemical product &
    preparation manufacturing                        2,868
                                                 ---------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--3.4%
-----------------------------------------------------------
Harmonic*                               273,000      3,167
Hubbell, Cl B                            71,000      2,336
Rayovac*                                605,000      9,347
Ucar International*                     400,800      5,691
                                                 ---------
Total Other electrical equipment &
    component manufacturing                         20,541
                                                 ---------

-----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--1.6%
-----------------------------------------------------------
Timken                                  424,500      9,802
                                                 ---------
Total Other fabricated metal
    product manufacturing                            9,802
                                                 ---------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.8%
-----------------------------------------------------------
BKF Capital Group*                       55,500      1,657
W.P. Stewart                             94,800      2,815
                                                 ---------
Total Other financial investment activities          4,472
                                                 ---------


60   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.7%
-----------------------------------------------------------
Foster Wheeler                          317,800   $  1,096
Valmont Industries                      161,000      2,882
                                                 ---------
Total Other heavy construction                       3,978
                                                 ---------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--3.3%
-----------------------------------------------------------
Health Care Reit                        105,500      2,946
Home Properties of NY                    77,600      2,673
HRPT Properties Trust                   432,000      3,888
LTC Properties                          234,000      1,844
Senior Housing Properties Trust         274,900      3,959
US Restaurants Properties               325,200      4,471
                                                 ---------
Total Other investment pools & funds                19,781
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.7%
-----------------------------------------------------------
Callaway Golf                           221,900      4,272
                                                 ---------
Total Other miscellaneous manufacturing              4,272
                                                 ---------

-----------------------------------------------------------
OTHER NONMETALLIC MINERAL
    PRODUCT MANUFACTURING--0.1%
-----------------------------------------------------------
Rock of Ages*                            45,900        303
                                                 ---------
Total Other nonmetallic mineral
    product manufacturing                              303
                                                 ---------

-----------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/
    TECHNICAL SERVICE--1.9%
-----------------------------------------------------------
Dendrite International*                 335,000      3,585
IDX Systems*                            452,000      7,937
                                                 ---------
Total Other professional/scientific/
    technical service                               11,522
                                                 ---------

-----------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.9%
-----------------------------------------------------------
Champion Enterprises*                   670,000      5,360
                                                 ---------
Total Other wood product manufacturing               5,360
                                                 ---------

-----------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE
    CHEMICAL MANUFACTURING--0.9%
-----------------------------------------------------------
Agrium                                  500,300      5,263
                                                 ---------
Total Pesticide, fertilizer & other agriculture
    chemical manufacturing                           5,263
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.4%
-----------------------------------------------------------
Tesoro Petroleum*                       604,300   $  8,490
                                                 ---------
Total Petroleum & coal products
    manufacturing                                    8,490
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--0.5%
-----------------------------------------------------------
Alpharma, Cl A                          185,600      2,654
Natures Sunshine Products                40,000        448
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    3,102
                                                 ---------

-----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--0.4%
-----------------------------------------------------------
Applied Films*                          106,000      2,608
                                                 ---------
Total Plastics product manufacturing                 2,608
                                                 ---------

-----------------------------------------------------------
PRIMARY METAL MANUFACTURING--1.2%
-----------------------------------------------------------
Allegheny Technologies                  445,300      7,365
                                                 ---------
Total Primary metal manufacturing                    7,365
                                                 ---------

-----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--0.3%
-----------------------------------------------------------
Cadmus Communications                   129,100      1,543
                                                 ---------
Total Printing & related support activities          1,543
                                                 ---------

-----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.7%
-----------------------------------------------------------
Adaptec*                                249,000      3,329
Daisytek International*                 312,100      4,965
Stamps.com*                             443,100      1,981
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                    10,275
                                                 ---------

-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--2.3%
-----------------------------------------------------------
Caraustar Industries                    300,000      3,135
Chesapeake                              176,300      4,787
Wausau-Mosinee Paper                    458,500      5,850
                                                 ---------
Total Pulp, paper & paperboard mills                13,772
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   61

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.3%
-----------------------------------------------------------
Hearst-Argyle Television*               317,800   $  7,859
                                                 ---------
Total Radio & television broadcasting                7,859
                                                 ---------

-----------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.6%
-----------------------------------------------------------
Wabtec                                  221,600      3,322
                                                 ---------
Total Railroad rolling stock manufacturing           3,322
                                                 ---------

-----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--0.9%
-----------------------------------------------------------
Unifi*                                  557,600      5,241
                                                 ---------
Total Resin, synthetic rubber, artficial &
    synthetic fibers manufacturing                   5,241
                                                 ---------

-----------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.9%
-----------------------------------------------------------
Cooper Tire & Rubber                    256,200      5,547
                                                 ---------
Total Rubber product manufacturing                   5,547
                                                 ---------

-----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.5%
-----------------------------------------------------------
Alaska Air Group*                        69,700      2,320
Mesa Air Group*                          69,000        773
                                                 ---------
Total Scheduled air transportation                   3,093
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.4%
-----------------------------------------------------------
Discovery Partners International*       350,000      2,590
                                                 ---------
Total Scientific r&d services                        2,590
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.3%
-----------------------------------------------------------
SoundView Technology Group*           1,473,000      3,329
SWS Group                               218,700      4,429
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       7,758
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.9%
-----------------------------------------------------------
Alliance Semiconductor*                 265,000      3,053
Benchmark Electronics*                   93,000      2,604
ESS Technology*                         215,700      4,473


                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
Methode Electronics, Cl A               231,400   $  2,881
Oak Technology*                         300,000      4,464
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                         17,475
                                                 ---------

-----------------------------------------------------------
SHOE STORES--0.6%
-----------------------------------------------------------
Footstar*                               109,500      3,339
                                                 ---------
Total Shoe stores                                    3,339
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--0.6%
-----------------------------------------------------------
Liberate Technologies*                  645,000      3,838
                                                 ---------
Total Software publishers                            3,838
                                                 ---------

-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.0%
-----------------------------------------------------------
AK Steel Holding                        394,100      5,636
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             5,636
                                                 ---------

-----------------------------------------------------------
TELECOMMUNICATIONS--1.0%
-----------------------------------------------------------
Brightpoint*                            781,000        711
Commonwealth Telephone
    Enterprises*                         78,000      2,983
PTEK Holdings*                          476,400      1,953
                                                 ---------
Total Telecommunications                             5,647
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $500,987)                                563,924
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--7.3%
-----------------------------------------------------------
JP  Morgan Chase (A)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $43,263,308 (collateralized by
    U.S. Government obligations,
    total market value $44,121,576)     $43,254     43,254
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $43,254)                                  43,254
-----------------------------------------------------------


62    TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                                     (000)
----------------------------------------------------------
TOTAL INVESTMENTS--101.7%
    (COST $544,241)                               $607,178
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.7)%          (10,045)
----------------------------------------------------------
NET ASSETS:
----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 28,587,651 outstanding shares
    of beneficial interest                         542,905
Distributions in excess of net
    investment income                                  (56)
Accumulated net realized loss
    on investments                                  (8,653)
Net unrealized appreciation
    on investments                                  62,937
-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $597,133
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                 $20.89
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   63

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--95.5%
-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.0%
-----------------------------------------------------------
FMC Technologies*                           135  $       3
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                       3
                                                 ---------

-----------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED
    SERVICES--1.0%
-----------------------------------------------------------
U.S. Laboratories*                          230          3
                                                 ---------
Total Architectural, engineering &
    related services                                     3
                                                 ---------

-----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--3.2%
-----------------------------------------------------------
Church & Dwight                             130          4
OM Group                                     80          6
                                                 ---------
Total Basic chemical manufacturing                      10
                                                 ---------

-----------------------------------------------------------
CHEMICAL MANUFACTURING--1.0%
-----------------------------------------------------------
Georgia Gulf                                125          3
                                                 ---------
Total Chemical manufacturing                             3
                                                 ---------

-----------------------------------------------------------
CLOTHING STORES--2.9%
-----------------------------------------------------------
Charming Shoppes*                           665          5
Goody's Family Clothing*                    520          4
                                                 ---------
Total Clothing stores                                    9
                                                 ---------

-----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.3%
-----------------------------------------------------------
United Rentals*                             160          4
                                                 ---------
Total Commercial/industrial equipment
    rental & leasing                                     4
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.6%
-----------------------------------------------------------
Electronics for Imaging*                    110          2
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                        2
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.6%
-----------------------------------------------------------
Barra*                                       60  $       4
Intergraph*                                 255          4
                                                 ---------
Total Computer systems design &
    related services                                     8
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--9.7%
-----------------------------------------------------------
American Financial Holdings                 105          3
BankAtlantic Bancorp, Cl A                  480          6
Community First Bankshares                  105          3
Cullen/Frost Bankers                        110          4
East-West Bancorp                           190          5
Sky Financial Group                         125          3
Webster Financial                           155          6
                                                 ---------
Total Depository credit intermediation                  30
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--4.2%
-----------------------------------------------------------
CH Energy Group                              85          4
Idacorp                                     100          4
WPS Resources                               130          5
                                                 ---------
Total Electric power generation,
    transmission & distribution                         13
                                                 ---------

-----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--1.3%
-----------------------------------------------------------
Briggs & Stratton                            85          4
                                                 ---------
Total Engine, turbine & power
    transmission equipment manufacturing                 4
                                                 ---------

-----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.9%
-----------------------------------------------------------
Landstar System*                             65          6
                                                 ---------
Total General freight trucking                           6
                                                 ---------

-----------------------------------------------------------
GRAIN & OILSEED MILLING--1.0%
-----------------------------------------------------------
Bunge                                       140          3
                                                 ---------
Total Grain & oilseed milling                            3
                                                 ---------


64   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.3%
-----------------------------------------------------------
NBTY*                                       240  $       4
                                                 ---------
Total Health & personal care stores                      4
                                                 ---------

-----------------------------------------------------------
HOME FURNISHINGS STORES--1.3%
-----------------------------------------------------------
Tuesday Morning*                            175          4
                                                 ---------
Total Home furnishings stores                            4
                                                 ---------

-----------------------------------------------------------
HOME HEALTH CARE SERVICES--1.0%
-----------------------------------------------------------
Apria Healthcare Group*                     120          3
                                                 ---------
Total Home health care services                          3
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.0%
-----------------------------------------------------------
Varian Semiconductor
    Equipment Associates*                    60          3
                                                 ---------
Total Industrial machinery manufacturing                 3
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--4.9%
-----------------------------------------------------------
Allmerica Financial                         130          6
HCC Insurance Holdings                      100          3
IPC Holdings*                                95          3
Ohio Casualty*                              150          3
                                                 ---------
Total Insurance carriers                                15
                                                 ---------

-----------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.9%
-----------------------------------------------------------
Pittston Brink's Group                      235          6
                                                 ---------
Total Investigation & security services                  6
                                                 ---------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.0%
-----------------------------------------------------------
Lone Star Steakhouse & Saloon               150          3
                                                 ---------
Total Limited-service eating places                      3
                                                 ---------

-----------------------------------------------------------
METAL ORE MINING--2.6%
-----------------------------------------------------------
Goldcorp                                    175          3
Meridian Gold*                              340          5
                                                 ---------
Total Metal ore mining                                   8
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.0%
-----------------------------------------------------------
American Axle &
    Manufacturing Holdings*                 100          3
                                                 ---------
Total Motor vehicle parts
    manufacturing                                        3
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.9%
-----------------------------------------------------------
Southwest Gas                               230  $       6
                                                 ---------
Total Natural gas distribution                           6
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING--7.8%
-----------------------------------------------------------
DaVita*                                     165          4
GenCorp                                     200          3
Igen International*                          75          3
Newport                                     100          2
Triumph Group*                               65          3
United Industrial                           415          9
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   24
                                                 ---------

-----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--4.5%
-----------------------------------------------------------
Belo, Cl A                                  160          4
Media General, Cl A                         100          6
RH Donnelley*                               135          4
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                                 14
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--1.0%
-----------------------------------------------------------
Pioneer Natural Resources*                  130          3
                                                 ---------
Total Oil & gas extraction                               3
                                                 ---------

-----------------------------------------------------------
OTHER CHEMICAL PRODUCT & PREPARATION
    MANUFACTURING--1.0%
-----------------------------------------------------------
Albemarle                                   120          3
                                                 ---------
Total Other chemical product &
    preparation manufacturing                            3
                                                 ---------

-----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--5.5%
-----------------------------------------------------------
Alltrista*                                  315          9
Commercial Metals                           124          5
Watts Industries, Cl A                      170          3
                                                 ---------
Total Other fabricated metal
    product manufacturing                               17
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   65

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.0%
-----------------------------------------------------------
Lincoln Electric Holdings                   100  $       3
                                                 ---------
Total Other general purpose
    machinery manufacturing                              3
                                                 ---------

-----------------------------------------------------------
OTHER HEAVY CONSTRUCTION--1.3%
-----------------------------------------------------------
Insituform Technologies, Cl A*              160          4
                                                 ---------
Total Other heavy construction                           4
                                                 ---------

-----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--6.8%
-----------------------------------------------------------
American Capital Strategies                 220          7
Annaly Management                           170          3
Mack-Cali Realty                            165          6
Meristar Hospitality                        305          5
                                                 ---------
Total Other investment pools & funds                    21
                                                 ---------

-----------------------------------------------------------
OTHER SCHOOLS & INSTRUCTION--1.3%
-----------------------------------------------------------
Sylvan Learning Systems*                    150          4
                                                 ---------
Total Other schools & instruction                        4
                                                 ---------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.9%
-----------------------------------------------------------
Frontier Oil                                270          6
                                                 ---------
Total Petroleum & coal products
    manufacturing                                        6
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--1.0%
-----------------------------------------------------------
SICOR*                                      190          3
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                        3
                                                 ---------

-----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.3%
-----------------------------------------------------------
Packaging Corporation of America*           205          4
                                                 ---------
Total Pulp, paper & paperboard mills                     4
                                                 ---------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.9%
-----------------------------------------------------------
Emmis Communications, Cl A*                 110          3
Radio One, Cl A*                            130          3
                                                 ---------
Total Radio & television broadcasting                    6
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--1.7%
-----------------------------------------------------------
Lyondell Chemical                           325  $       5
                                                 ---------
Total Resin, synthetic rubber, artficial &
    synthetic fibers manufacturing                       5
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.9%
-----------------------------------------------------------
Charles River Laboratories International*    90          3
Forrester Research*                         145          3
                                                 ---------
Total Scientific r&d services                            6
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.6%
-----------------------------------------------------------
Mykrolis*                                   210          3
NAM TAI Electronics                         235          5
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                              8
                                                 ---------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.4%
-----------------------------------------------------------
Dial                                        250          4
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                            4
                                                 ---------

-----------------------------------------------------------
SOUND RECORDING INDUSTRIES--1.0%
-----------------------------------------------------------
Lightbridge*                                270          3
                                                 ---------
Total Sound recording industries                         3
                                                 ---------

-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.0%
-----------------------------------------------------------
Steel Dynamics*                             210          3
                                                 ---------
Total Steel product manufacturing
    from purchased steel                                 3
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $282)                                        294
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--95.5%
    (COST $282)                                        294
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--4.5%                 14
-----------------------------------------------------------
TOTAL NET ASSETS--100.0%                            $  308
-----------------------------------------------------------

* Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.


66   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--99.5%
-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.6%
-----------------------------------------------------------
Cisco Systems*                           56,280   $    953
Polycom*                                 29,240        719
                                                 ---------
Total Communications equipment
    manufacturing                                    1,672
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--6.0%
-----------------------------------------------------------
Network Appliance*                       47,010        958
Veritas Software*                        18,840        826
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          1,784
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--8.1%
-----------------------------------------------------------
Peoplesoft*                              38,100      1,392
Peregrine Systems*                      104,990        999
                                                 ---------
Total Computer systems design &
    related services                                 2,391
                                                 ---------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.4%
-----------------------------------------------------------
Amazon.com*                              29,470        421
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  421
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--11.5%
-----------------------------------------------------------
Brooks Automation*                       13,520        614
Kla-Tencor*                              18,480      1,229
Novellus Systems*                        13,850        750
Teradyne*                                21,130        833
                                                 ---------
Total Industrial machinery manufacturing             3,426
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--3.6%
-----------------------------------------------------------
Yahoo*                                   57,890      1,069
                                                 ---------
Total Information services                           1,069
                                                 ---------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.1%
-----------------------------------------------------------
Accenture, Cl A*                         34,780        929
                                                 ---------
Total Management, scientific &
    technical consulting services                      929
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.4%
-----------------------------------------------------------
St. Jude Medical*                         9,210  $     711
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             711
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.9%
-----------------------------------------------------------
International Game Technology*           13,630        849
                                                 ---------
Total Other miscellaneous manufacturing                849
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.0%
-----------------------------------------------------------
Medimmune*                               21,440        843
OSI Pharmaceuticals*                     16,760        656
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    1,499
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--6.3%
-----------------------------------------------------------
CV Therapeutics*                         14,690        532
Genentech*                               12,950        653
Idec Pharmaceuticals*                    10,690        688
                                                 ---------
Total Scientific r&d services                        1,873
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.9%
-----------------------------------------------------------
Charles Schwab                           63,260        828
E*trade Group*                           66,000        622
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       1,450
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--31.7%
-----------------------------------------------------------
Amkor Technology*                        33,070        738
Applied Materials*                       15,220        826
Cirrus Logic*                            33,020        623
GlobespanVirata*                         59,860        893
Marvell Technology Group*                20,600        902
Micron Technology*                       18,530        610
National Semiconductor*                  21,750        733
Nvidia*                                  21,550        956
PMC - Sierra*                            52,800        859


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   67

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Taiwan Semiconductor
    Manufacturing ADR*                   47,260  $     981
Xilinx*                                  32,910      1,312
                                                 ---------
Total Semiconductor & other
    electronic component
    manufacturing                                    9,433
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--3.5%
-----------------------------------------------------------
Mercury Interactive*                     17,490        659
Symantec*                                 9,220        380
                                                 ---------
Total Software publishers                            1,039
                                                 ---------

-----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION
    SERVICES--3.5%
-----------------------------------------------------------
Priceline.com*                          196,020      1,025
                                                 ---------
Total Travel arrangement &
    reservation services                             1,025
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $29,736)                                  29,571
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--99.5%
    (COST $29,736)                                  29,571
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES--0.5%                     140
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 4,676,652 outstanding shares
    of beneficial interest                         155,252
Accumulated net investment loss                       (159)
Accumulated net realized loss
    on investments                                (125,217)
Net unrealized depreciation
    on investments                                    (165)
-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $29,711
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                  $6.35
-----------------------------------------------------------

* Non-income producing security
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


68   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TOP 20 FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--99.1%
-----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--5.2%
-----------------------------------------------------------
Home Depot                               77,460   $  3,765
                                                 ---------
Total Building material & supplies dealers           3,765
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--4.5%
-----------------------------------------------------------
Cisco Systems*                          194,040      3,285
                                                 ---------
Total Communications equipment
    manufacturing                                    3,285
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--7.4%
-----------------------------------------------------------
Network Appliance*                      152,370      3,105
Veritas Software*                        51,170      2,243
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          5,348
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--4.0%
-----------------------------------------------------------
Calpine*                                225,910      2,869
                                                 ---------
Total Electric power generation,
    transmission & distribution                      2,869
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--9.4%
-----------------------------------------------------------
Kla-Tencor*                              51,480      3,423
Teradyne*                                85,410      3,368
                                                 ---------
Total Industrial machinery manufacturing             6,791
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--3.9%
-----------------------------------------------------------
Yahoo*                                  152,780      2,822
                                                 ---------
Total Information services                           2,822
                                                 ---------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--5.8%
-----------------------------------------------------------
Accenture, Cl A*                        157,760      4,212
                                                 ---------
Total Management, scientific &
    technical consulting services                    4,212
                                                 ---------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.9%
-----------------------------------------------------------
Clear Channel Communications*            41,140      2,115
                                                 ---------
Total Motion picture & video industries              2,115
                                                 ---------


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--4.5%
-----------------------------------------------------------
International Game Technology*           52,480   $  3,271
                                                 ---------
Total Other miscellaneous manufacturing              3,271
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--11.8%
-----------------------------------------------------------
Abbott Laboratories                      76,310      4,014
Gilead Sciences*                         49,690      1,789
Medimmune*                               69,340      2,727
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    8,530
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--6.6%
-----------------------------------------------------------
Genentech*                               56,980      2,875
Idec Pharmaceuticals*                    29,600      1,903
                                                 ---------
Total Scientific r&d services                        4,778
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.5%
-----------------------------------------------------------
Charles Schwab                          248,120      3,248
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       3,248
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--28.6%
-----------------------------------------------------------
Applied Materials*                       76,790      4,167
GlobespanVirata*                         66,362        990
Marvell Technology Group*                46,760      2,048
National Semiconductor*                  85,360      2,876
Nvidia*                                  70,640      3,134
PMC - Sierra*                            77,720      1,265
Taiwan Semiconductor
    Manufacturing ADR*                  183,496      3,808
Xilinx*                                  59,720      2,380
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                         20,668
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $72,055)                                  71,702
-----------------------------------------------------------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   69

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TOP 20 FUND

                                   Face Amount       Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--1.3%
-----------------------------------------------------------
JP Morgan Chase (A)
     1.500%, dated 03/28/02, matures
    04/01/02, repurchase price
    $967,328 (collateralized by
    U.S. Government obligations,
    total market value $986,510)           $967  $     967
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $967)                                        967
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--100.4%
    (COST $73,022)                                  72,669
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.4)%             (311)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 10,183,882 outstanding shares
    of beneficial interest                         218,264
Accumulated net investment loss                       (133)
Accumulated net realized loss
    on investments                                (145,420)
Net unrealized depreciation
    on investments                                    (353)
-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $72,358
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                  $7.11
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


70    TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER GLOBAL TOP 40 FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--98.2%
-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--2.1%
-----------------------------------------------------------
WPP Group ADR                             1,300  $      73
                                                 ---------
Total Advertising & related services                    73
                                                 ---------

-----------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--2.3%
-----------------------------------------------------------
Alcan                                     1,980         78
                                                 ---------
Total Alumina & aluminum
    production & processing                             78
                                                 ---------

-----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--2.6%
-----------------------------------------------------------
Home Depot                                1,820         88
                                                 ---------
Total Building material & supplies dealers              88
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--6.3%
-----------------------------------------------------------
Cisco Systems*                            4,670         79
Nokia OYJ ADR                             3,270         68
Sony ADR                                  1,320         68
                                                 ---------
Total Communications equipment
    manufacturing                                      215
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.7%
-----------------------------------------------------------
Network Appliance*                        3,610         74
Veritas Software*                         1,210         53
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            127
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.1%
-----------------------------------------------------------
Business Objects ADR*                     1,650         73
                                                 ---------
Total Computer systems design &
    related services                                    73
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.2%
-----------------------------------------------------------
ABN Amro Holding ADR                      3,880         74
                                                 ---------
Total Depository credit intermediation                  74
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--2.0%
-----------------------------------------------------------
Calpine*                                  5,300  $      67
                                                 ---------
Total Electric power generation,
    transmission & distribution                         67
                                                 ---------

-----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--2.0%
-----------------------------------------------------------
Electrolux, Cl B ADR                      1,890         67
                                                 ---------
Total Household appliance manufacturing                 67
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.8%
-----------------------------------------------------------
Kla-Tencor*                               1,290         86
Teradyne*                                 2,020         79
                                                 ---------
Total Industrial machinery manufacturing               165
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--2.0%
-----------------------------------------------------------
Yahoo*                                    3,610         67
                                                 ---------
Total Information services                              67
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--2.2%
-----------------------------------------------------------
Axa ADR                                   3,440         77
                                                 ---------
Total Insurance carriers                                77
                                                 ---------

-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--4.0%
-----------------------------------------------------------
Accenture, Cl A*                          5,180        138
                                                 ---------
Total Management, scientific &
    technical consulting services                      138
                                                 ---------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--3.4%
-----------------------------------------------------------
Clear Channel Communications*               980         51
Vivendi Universal ADR                     1,750         67
                                                 ---------
Total Motion picture & video industries                118
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.2%
-----------------------------------------------------------
International Game Technology*            1,240         77
                                                 ---------
Total Other miscellaneous manufacturing                 77
                                                 ---------


                                       TURNER FUNDS 2002 SEMIANNUAL REPORT    71

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER GLOBAL TOP 40 FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.9%
-----------------------------------------------------------
Abbott Laboratories                       1,850  $      97
Gilead Sciences*                          1,170         42
Medimmune*                                1,640         65
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      204
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.4%
-----------------------------------------------------------
Genentech*                                1,380         70
Idec Pharmaceuticals*                       750         48
                                                 ---------
Total Scientific r&d services                          118
                                                 ---------

-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.9%
-----------------------------------------------------------
Charles Schwab                            5,970         78
Van der Moolen Holding ADR*               3,060         90
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         168
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--20.9%
-----------------------------------------------------------
Applied Materials*                        1,820         99
GlobespanVirata*                          1,810         27
Marvell Technology Group*                 1,790         79
National Semiconductor*                   2,030         68
Nvidia*                                   1,650         73
PMC - Sierra*                             2,150         35
STMicroelectronics, NY Shares             2,060         70
Taiwan Semiconductor
    Manufacturing ADR*                    6,244        130
United Microelectronics ADR*              7,350         78
Xilinx*                                   1,430         57
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            716
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--2.9%
-----------------------------------------------------------
SAP ADR                                   2,680        100
                                                 ---------
Total Software publishers                              100
                                                 ---------

-----------------------------------------------------------
TELECOMMUNICATIONS--14.3%
-----------------------------------------------------------
America Movil SA de CV                    3,490         69
China Unicom ADR*                         8,760         84
Swisscom ADR                              2,970         89

                                    Shares/Face      Value
                                   Amount (000)      (000)
-----------------------------------------------------------
Telefonica ADR*                           2,397  $      80
Telefonos de Mexico ADR                   2,150         87
Vodafone Group ADR                        4,350         80
                                                 ---------
Total Telecommunications                               489
                                                 ---------

-----------------------------------------------------------
TOBACCO MANUFACTURING--2.0%
-----------------------------------------------------------
British American Tobacco                  3,600         69
                                                 ---------
Total Tobacco manufacturing                             69
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $3,289)                                    3,368
-----------------------------------------------------------

-----------------------------------------------------------
REPURCHASE AGREEMENT--2.0%
-----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 03/28/02, matures 04/01/02,
    repurchase price $67,213 (collateralized
    by U.S. Government obligations,
    total market value $68,546)             $67         67
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $67)                                          67
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--100.2%
    (COST $3,356)                                    3,435
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.2)%               (6)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 935,560 outstanding shares
    of beneficial interest                          11,846
Accumulated net investment loss                        (13)
Accumulated net realized loss on investments        (8,483)
Net unrealized appreciation on investments              79
-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $3,429
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                  $3.67
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


72   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--97.1%
-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--8.8%
-----------------------------------------------------------
Cisco Systems*                           15,700  $     266
Extreme Networks*                        25,280        263
Polycom*                                  6,410        158
                                                 ---------
Total Communications equipment
    manufacturing                                      687
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--7.4%
-----------------------------------------------------------
Network Appliance*                        7,750        158
Sandisk*                                  8,350        181
Veritas Software*                         5,360        235
                                                 ---------
Total Computer & peripheral equipment
    manufacturing                                      574
                                                 ---------

-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.3%
-----------------------------------------------------------
Netscreen Technologies*                  13,460        224
Peregrine Systems*                       19,490        186
                                                 ---------
Total Computer systems design &
    related services                                   410
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--2.3%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*       3,190        179
                                                 ---------
Total Data processing services                         179
                                                 ---------

-----------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--5.1%
-----------------------------------------------------------
Amazon.com*                              16,530        237
Overture Services*                        5,590        156
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  393
                                                 ---------

-----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.9%
-----------------------------------------------------------
Circuit City Stores                       8,120        147
                                                 ---------
Total Electronics & appliance stores                   147
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.5%
-----------------------------------------------------------
Kla-Tencor*                               2,310        154
Novellus Systems*                         3,590        194
                                                 ---------
Total Industrial machinery manufacturing               348
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
INFORMATION SERVICES--2.5%
-----------------------------------------------------------
Yahoo*                                   10,380  $     192
                                                 ---------
Total Information services                             192
                                                 ---------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.7%
-----------------------------------------------------------
Laboratory Corporation of
    America Holdings*                     1,400        134
                                                 ---------
Total Medical & diagnostic laboratories                134
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.0%
-----------------------------------------------------------
St. Jude Medical*                         2,000        154
                                                 ---------
Total Medical equipment & supplies
    manufacturing                                      154
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--1.3%
-----------------------------------------------------------
Veeco Instruments*                        2,980        104
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  104
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--1.9%
-----------------------------------------------------------
Ultra Petroleum*                         18,960        151
                                                 ---------
Total Oil & gas extraction                             151
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.4%
-----------------------------------------------------------
Action Performance*                       5,300        261
                                                 ---------
Total Other miscellaneous manufacturing                261
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--2.5%
-----------------------------------------------------------
Medimmune*                                4,940        194
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      194
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--5.8%
-----------------------------------------------------------
Chiron*                                   3,030        139
CV Therapeutics*                          2,340         85
Idec Pharmaceuticals*                     3,550        228
                                                 ---------
Total Scientific r&d services                          452
                                                 ---------


                                      TURNER FUNDS 2002 SEMIANNUAL REPORT    73

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--28.4%
-----------------------------------------------------------
Applied Materials*                        3,820   $    207
ASE Test*                                 8,620        135
Finisar*                                 24,420        188
GlobespanVirata*                         17,290        258
Marvell Technology Group*                 2,880        126
Microtune*                               17,740        255
Nvidia*                                   5,893        261
Oak Technology*                          12,570        187
PMC - Sierra*                             6,320        103
QLogic*                                   4,970        246
Xilinx*                                   6,070        242
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          2,208
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--8.9%
-----------------------------------------------------------
Advent Software*                          1,580         93
F5 Networks*                              7,500        174
Mercury Interactive*                      5,390        203
THQ*                                      4,450        219
                                                 ---------
Total Software publishers                              689
                                                 ---------

-----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--3.4%
-----------------------------------------------------------
Priceline.com*                           50,700        265
                                                 ---------
Total Travel arrangement &
    reservation services                               265
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $7,167)                                    7,542
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--97.1%
    (COST $7,167)                                    7,542
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--2.9%                223
-----------------------------------------------------------
TOTAL NET ASSETS--100.0%                            $7,765
-----------------------------------------------------------

* Non-income producing security
Cl - Class
The accompanying notes are an integral part of the financial statements.


74   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER FUTURE FINANCIAL SERVICES FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--98.7%
-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--8.7%
-----------------------------------------------------------
BISYS Group*                             15,600  $     550
DST Systems*                             11,500        572
Sungard Data Systems*                     9,760        322
                                                 ---------
Total Computer systems design &
    related services                                 1,444
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--9.0%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*      10,200        572
First Data                                6,540        571
Fiserv*                                   7,310        336
                                                 ---------
Total Data processing services                       1,479
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--26.9%
-----------------------------------------------------------
Bank of America                          11,090        754
Charter One Financial                    10,100        315
Citigroup                                27,071      1,341
Commerce Bancorp                          7,390        332
Fifth Third Bancorp                       7,390        499
TCF Financial                             7,530        396
Wells Fargo                              16,535        817
                                                 ---------
Total Depository credit intermediation               4,454
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--16.3%
-----------------------------------------------------------
American International Group             10,354        747
Hartford Financial Services Group         7,400        504
Principal Financial Group*               16,110        407
Prudential Financial*                    17,190        534
XL Capital, Cl A                          5,440        508
                                                 ---------
Total Insurance carriers                             2,700
                                                 ---------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--6.3%
-----------------------------------------------------------
Capital One Financial                     5,680        363
Freddie Mac                              10,750        681
                                                 ---------
Total Nondepository credit intermediation            1,044
                                                 ---------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--7.3%
-----------------------------------------------------------
Investors Financial Services              7,990        608
SEI Investments                          14,120        604
                                                 ---------
Total Other financial investment activities          1,212
                                                 ---------


                                    Shares/Face      Value
                                   Amount (000)      (000)
-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--24.2%
-----------------------------------------------------------
Charles Schwab                           46,350  $     607
E*trade Group*                           51,100        481
Goldman Sachs Group                       9,020        814
Legg Mason                               12,536        665
Lehman Brothers Holdings                  9,540        617
Morgan Stanley Dean Witter               14,230        816
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       4,000
                                                 ---------
-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $14,942)                                  16,333
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.9%
-----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 03/28/02, matures
    04/01/02, repurchase price
    $482,622 (collateralized by
    U.S. Government obligations,
    total market value $492,193)           $483        483
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $483)                                        483
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--101.6%
    (COST $15,425)                                  16,816
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.6)%   (259)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 1,242,473 outstanding shares
    of beneficial interest                          14,342
Accumulated net investment loss                       (169)
Accumulated net realized gain on investments           993
Net unrealized appreciation
    on investments                                   1,391
-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $16,557
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                 $13.33
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   75

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER NEW ENERGY & POWER TECHNOLOGY FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--94.4%
-----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--2.2%
-----------------------------------------------------------
Baker Hughes                                300  $      11
Smith International*                        250         17
                                                 ---------
Total Agriculture, construction & mining
    machinery manufacturing                             28
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--10.0%
-----------------------------------------------------------
Lucent Technologies*                     10,000         47
Polycom*                                  3,390         84
                                                 ---------
Total Communications equipment
    manufacturing                                      131
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--5.1%
-----------------------------------------------------------
Mirant*                                   4,660         67
                                                 ---------
Total Electric power generation,
    transmission & distribution                         67
                                                 ---------

-----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--8.4%
-----------------------------------------------------------
Powell Industries*                        5,000        111
                                                 ---------
Total Electrical equipment manufacturing               111
                                                 ---------

-----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--2.5%
-----------------------------------------------------------
Cummins                                     700         33
                                                 ---------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                       33
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.7%
-----------------------------------------------------------
Axcelis Technologies*                     4,300         61
                                                 ---------
Total Industrial machinery manufacturing                61
                                                 ---------

-----------------------------------------------------------
MINING SUPPORT ACTIVITIES--5.8%
-----------------------------------------------------------
BJ Services*                                400         14
Halliburton                               3,000         51
Weatherford International*                  230         11
                                                 ---------
Total Mining support activities                         76
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--2.1%
-----------------------------------------------------------
Stewart & Stevenson Services              1,450  $      28
                                                 ---------
Total Motor vehicle parts manufacturing                 28
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--1.8%
-----------------------------------------------------------
Itron*                                      800         24
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   24
                                                 ---------

-----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--3.7%
-----------------------------------------------------------
Intermagnetics General*                   1,806         49
                                                 ---------
Total Nonferrous production & processing                49
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--8.0%
-----------------------------------------------------------
Spinnaker Exploration*                      600         25
Ultra Petroleum*                         10,000         80
                                                 ---------
Total Oil & gas extraction                             105
                                                 ---------

-----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--5.7%
-----------------------------------------------------------
FuelCell Energy*                          1,550         24
Hydrogenics*                              5,000         38
Medis Technologies*                       1,038         13
                                                 ---------
Total Other electrical equipment &
    component manufacturing                             75
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--34.4%
-----------------------------------------------------------
AstroPower*                               1,090         46
International Rectifier*                  1,200         54
Power Integrations*                       4,150         79
Power-One*                                5,850         48
RF Micro Devices*                         2,680         48
Semtech*                                  2,000         73
UQM Technologies*                        11,370         52
Vishay Intertechnology*                   2,550         52
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            452
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $1,173)                                    1,240
-----------------------------------------------------------


76   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER NEW ENERGY & POWER TECHNOLOGY FUND

                                   Face Amount       Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--12.9%
-----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 03/28/02, matures 04/01/02,
    repurchase price $169,663 (collateralized by
    U.S. Government obligations,
    total market value $173,027)           $170    $   170
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $170)                                        170
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--107.3%
    (COST $1,343)                                    1,410
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(7.3)%
-----------------------------------------------------------
Payable for investment securities purchased            (98)
Other assets and liabilities, net                        2

TOTAL OTHER ASSETS AND LIABILITIES                     (96)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 156,838 outstanding shares
    of beneficial interest                           1,791
Accumulated net investment loss                         (8)
Accumulated net realized loss on investments (536)
Net unrealized appreciation on investments              67
-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $1,314
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHAREs                 $8.38
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   77

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
March 31, 2002


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--101.2%
-----------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE
    PROGRAMS--3.1%
-----------------------------------------------------------
Express Scripts*                          4,030  $     232
                                                 ---------
Total Administration of human
    resource programs                                  232
                                                 ---------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--11.9%
-----------------------------------------------------------
AmerisourceBergen                         2,970        203
Cardinal Health                           3,760        267
Henry Schein*                             4,800        211
Medicis Pharmaceutical, Cl A*             3,840        213
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                                 894
                                                 ---------

-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--12.4%
-----------------------------------------------------------
LifePoint Hospitals*                      6,220        230
Province Healthcare*                      8,580        273
Tenet Healthcare*                         3,240        217
Universal Health Services, Cl B*          5,100        210
                                                 ---------
Total General medical & surgical hospitals             930
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--4.0%
-----------------------------------------------------------
Anthem*                                   5,250        302
                                                 ---------
Total Insurance carriers                               302
                                                 ---------

-----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--5.6%
-----------------------------------------------------------
Laboratory Corporation of
    America Holdings*                     2,410        231
Quest Diagnostics*                        2,330        193
                                                 ---------
Total Medical & diagnostic laboratories                424
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--17.8%
-----------------------------------------------------------
Baxter International                      4,470        266
Endocare*                                 5,750        113
Respironics*                              4,490        146
St. Jude Medical*                         2,750        212
Steris*                                   3,490         73
Varian Medical Systems*                   4,960        203


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
Wright Medical Group*                     6,600   $    133
Zimmer Holdings*                          5,710        194
                                                 ---------
Total Medical equipment &
    upplies manufacturing                            1,340
                                                 ---------

-----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
   INSTRUMENTS MANUFACTURING--0.7%
-----------------------------------------------------------
Therasense*                               2,770         53
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   53
                                                 ---------

-----------------------------------------------------------
OFFICES OF PHYSICIANS--2.2%
-----------------------------------------------------------
Caremark Rx*                              8,520        166
                                                 ---------
Total Offices of physicians                            166
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--36.0%
-----------------------------------------------------------
Abbott Laboratories                       6,310        332
Cell Therapeutics*                        5,380        134
Johnson & Johnson                         9,380        609
King Pharmaceuticals*                    11,276        395
Medimmune*                                7,606        299
OSI Pharmaceuticals*                      4,610        180
Pfizer                                   10,500        417
Wyeth                                     5,130        337
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                    2,703
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--7.5%
-----------------------------------------------------------
Genentech*                                2,970        150
Icon ADR*                                 4,490        152
Idec Pharmaceuticals*                     4,040        260
                                                 ---------
Total Scientific r&d services                          562
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $7,005)                                    7,606
-----------------------------------------------------------


78   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND

                                   Face Amount       Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--8.9%
-----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.850%, dated 03/28/02, matures 04/01/02,
    repurchase price $667,182 (collateralized
    by U.S. Government obligations,
    total market value $680,386)           $667   $    667
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $667)                                        667
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--110.1%
    (COST $7,672)                                    8,273
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(10.1)%
-----------------------------------------------------------
Payable for investment securities purchased           (625)
Other assets and liabilities, net                     (135)

TOTAL OTHER ASSETS AND LIABILITIES                    (760)
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 625,992 outstanding shares
    of beneficial interest                           7,130
Accumulated net investment loss                        (31)
Accumulated net realized loss on investments (187)
Net unrealized appreciation on investments             601
-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $7,513
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHAREs                $12.00
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   79

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND
March 31, 2002

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMMON STOCK--98.3%
-----------------------------------------------------------
ADVERTISING & RELATED SERVICES--2.0%
-----------------------------------------------------------
Interpublic Group                         1,530  $      52
Lamar Advertising*                          900         37
Omnicom Group                               570         54
                                                 ---------
Total Advertising & related services                   143
                                                 ---------

-----------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.6%
-----------------------------------------------------------
Alcoa                                     2,920        110
                                                 ---------
Total Alumina & aluminum
    production & processing                            110
                                                 ---------

-----------------------------------------------------------
ANIMAL SLAUGHTERING & PROCESSING--1.7%
-----------------------------------------------------------
Conagra Foods                             4,950        120
                                                 ---------
Total Animal slaughtering & processing                 120
                                                 ---------

-----------------------------------------------------------
BEVERAGE MANUFACTURING--2.1%
-----------------------------------------------------------
PepsiCo                                   2,940        151
                                                 ---------
Total Beverage manufacturing                           151
                                                 ---------

-----------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--1.7%
-----------------------------------------------------------
Home Depot                                2,420        118
                                                 ---------
Total Building material & supplies dealers             118
                                                 ---------

-----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.7%
-----------------------------------------------------------
COX Communications, Cl A*                 1,420         53
USA Networks*                             2,100         67
                                                 ---------
Total Cable networks & program
    distribution                                       120
                                                 ---------

-----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--2.6%
-----------------------------------------------------------
Cisco Systems*                           10,670        181
                                                 ---------
Total Communications equipment
    manufacturing                                      181
                                                 ---------

-----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.5%
-----------------------------------------------------------
Dell Computer*                            3,070         80
Network Appliance*                        1,800         37
Veritas Software*                         1,310         57
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            174
                                                 ---------


                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.8%
-----------------------------------------------------------
DST Systems*                              1,100  $      55
                                                 ---------
Total Computer systems design &
    related services                                    55
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--1.6%
-----------------------------------------------------------
Affiliated Computer Services, Cl A*       1,000         56
First Data                                  640         56
                                                 ---------
Total Data processing services                         112
                                                 ---------

-----------------------------------------------------------
DEPARTMENT STORES--4.0%
-----------------------------------------------------------
Federated Department Stores*              1,400         57
Wal-Mart Stores                           3,720        228
                                                 ---------
Total Department stores                                285
                                                 ---------

-----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--8.0%
-----------------------------------------------------------
Bank of America                           1,740        118
Citigroup                                 5,140        255
Fifth Third Bancorp                       1,070         72
Wells Fargo                               2,420        120
                                                 ---------
Total Depository credit intermediation                 565
                                                 ---------

-----------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.9%
-----------------------------------------------------------
AmerisourceBergen                           930         63
Cardinal Health                           1,000         71
                                                 ---------
Total Drugs & druggists' sundries wholesale            134
                                                 ---------

-----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--2.0%
-----------------------------------------------------------
Calpine*                                  3,100         40
Entergy                                   1,550         67
Progress Energy                             700         35
                                                 ---------
Total Electric power generation,
    transmission & distribution                        142
                                                 ---------

-----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--1.9%
-----------------------------------------------------------
General Electric                          3,610        135
                                                 ---------
Total Electrical equipment manufacturing               135
                                                 ---------

-----------------------------------------------------------
ELECTRONIC SHOPPING &
    MAIL-ORDER HOUSES--1.1%
-----------------------------------------------------------
eBay*                                     1,330         75
                                                 ---------
Total Electronic shopping &
    mail-order houses                                   75
                                                 ---------


80   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.7%
-----------------------------------------------------------
Tenet Healthcare*                           690  $      46
                                                 ---------
Total General medical & surgical hospitals              46
                                                 ---------

-----------------------------------------------------------
GRAIN & OILSEED MILLING--1.9%
-----------------------------------------------------------
General Mills                             1,610         78
Kellogg                                   1,600         54
                                                 ---------
Total Grain & oilseed milling                          132
                                                 ---------

-----------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.6%
-----------------------------------------------------------
Sysco                                     1,420         42
                                                 ---------
Total Grocery & related product wholesalers             42
                                                 ---------

-----------------------------------------------------------
GROCERY STORES--0.8%
-----------------------------------------------------------
Safeway*                                  1,200         54
                                                 ---------
Total Grocery stores                                    54
                                                 ---------

-----------------------------------------------------------
HOUSEHOLD & INSTITUTIONAL FURNITURE &
    KITCHEN CABINET MANUFACTURING--1.3%
-----------------------------------------------------------
Masco                                     3,300         91
                                                 ---------
Total Household & institutional furniture &
    kitchen cabinet manufacturing                       91
                                                 ---------

-----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.2%
-----------------------------------------------------------
Kla-Tencor*                               1,820        121
Teradyne*                                   900         36
                                                 ---------
Total Industrial machinery manufacturing               157
                                                 ---------

-----------------------------------------------------------
INFORMATION SERVICES--0.4%
-----------------------------------------------------------
Yahoo*                                    1,600         30
                                                 ---------
Total Information services                              30
                                                 ---------

-----------------------------------------------------------
INSURANCE CARRIERS--3.7%
-----------------------------------------------------------
American International Group              2,340        169
Hartford Financial Services Group           600         41
Prudential Financial*                     1,600         49
                                                 ---------
Total Insurance carriers                               259
                                                 ---------

-----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.5%
-----------------------------------------------------------
Starbucks*                                1,500         35
                                                 ---------
Total Limited-service eating places                     35
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.8%
-----------------------------------------------------------
Accenture, Cl A*                          2,000  $      53
                                                 ---------
Total Management, scientific &
    technical consulting services                       53
                                                 ---------

-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.6%
-----------------------------------------------------------
Baxter International                        980         58
St. Jude Medical*                           710         55
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             113
                                                 ---------

-----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.3%
-----------------------------------------------------------
Clear Channel Communications*             1,800         93
                                                 ---------
Total Motion picture & video industries                 93
                                                 ---------

-----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.8%
-----------------------------------------------------------
Ford Motor                                3,300         54
                                                 ---------
Total Motor vehicle manufacturing                       54
                                                 ---------

-----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.5%
-----------------------------------------------------------
Capital One Financial                       500         32
                                                 ---------
Total Nondepository credit intermediation               32
                                                 ---------

-----------------------------------------------------------
OIL & GAS EXTRACTION--1.8%
-----------------------------------------------------------
Devon Energy                              1,030         50
Murphy Oil                                  830         79
                                                 ---------
Total Oil & gas extraction                             129
                                                 ---------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.0%
-----------------------------------------------------------
SEI Investments                           1,710         73
                                                 ---------
Total Other financial investment activities             73
                                                 ---------

-----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
-----------------------------------------------------------
International Game Technology*            1,200         75
                                                 ---------
Total Other miscellaneous manufacturing                 75
                                                 ---------

-----------------------------------------------------------
OTHER NONMETALLIC MINERAL
    PRODUCT MANUFACTURING--0.6%
-----------------------------------------------------------
Cabot Microelectronics*                     600         41
                                                 ---------
Total Other nonmetallic mineral
    product manufacturing                               41
                                                 ---------


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   81

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
OTHER PERSONAL SERVICES--1.3%
-----------------------------------------------------------
Cendant*                                  4,780  $      92
                                                 ---------
Total Other personal services                           92
                                                 ---------

-----------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT
    MANUFACTURING--0.9%
-----------------------------------------------------------
Harley-Davidson                           1,120         62
                                                 ---------
Total Other transportation
    equipment manufacturing                             62
                                                 ---------

-----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--4.0%
-----------------------------------------------------------
ChevronTexaco                             1,220        110
Royal Dutch Petroleum, NY Shares          2,150        117
Unocal                                    1,500         58
                                                 ---------
Total Petroleum & coal products
    manufacturing                                      285
                                                 ---------

-----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--9.1%
-----------------------------------------------------------
Abbott Laboratories                       1,490         78
Forest Laboratories*                        550         45
Gilead Sciences*                          1,020         37
Johnson & Johnson                         2,640        171
King Pharmaceuticals*                     1,570         55
Medimmune*                                1,300         51
Pfizer                                    2,570        102
Wyeth                                     1,500         99
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      638
                                                 ---------

-----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.8%
-----------------------------------------------------------
Univision Communications, Cl A*           1,400         59
                                                 ---------
Total Radio & television broadcasting                   59
                                                 ---------

-----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.3%
-----------------------------------------------------------
Genentech*                                  700         35
Idec Pharmaceuticals*                       870         56
                                                 ---------
Total Scientific r&d services                           91
                                                 ---------

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.6%
-----------------------------------------------------------
Charles Schwab                            4,920 $       65
Goldman Sachs Group                         990         89
Morgan Stanley Dean Witter                1,800        103
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         257
                                                 ---------

-----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--9.7%
-----------------------------------------------------------
Analog Devices*                           1,400         63
Applied Materials*                        2,400        130
Intel                                     3,990        121
Micron Technology*                        1,690         56
Nvidia*                                     850         38
Taiwan Semiconductor
    Manufacturing ADR*                    5,500        114
Texas Instruments                         2,600         86
Xilinx*                                   1,800         72
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            680
                                                 ---------

-----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.5%
-----------------------------------------------------------
Procter & Gamble                          1,200        108
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                          108
                                                 ---------

-----------------------------------------------------------
SOFTWARE PUBLISHERS--2.1%
-----------------------------------------------------------
Advent Software*                            760         45
SAP ADR                                   1,600         59
Siebel Systems*                           1,310         43
                                                 ---------
Total Software publishers                              147
                                                 ---------

-----------------------------------------------------------
TELECOMMUNICATIONS--4.8%
-----------------------------------------------------------
BellSouth                                 3,500        129
Sprint PCS Group*                         4,000         41
Verizon Communications                    2,220        102
Vodafone Group ADR                        3,800         70
                                                 ---------
Total Telecommunications                               342
                                                 ---------


82   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                    Shares/Face      Value
                                   Amount (000)      (000)
-----------------------------------------------------------
TIMBER TRACT OPERATIONS--0.4%
-----------------------------------------------------------
Weyerhaeuser                                500  $      31
                                                 ---------
Total Timber tract operations                           31
                                                 ---------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $6,600)                                    6,921
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.8%
-----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.500%, dated 03/28/02, matures 04/01/02,
    repurchase price $198,806 (collateralized
    by U.S. Government obligations,
    total market value $202,748)           $199        199
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $199)                                        199
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--101.1%
    (COST $6,799)                                    7,120
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.1)%              (78)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 784,812 outstanding shares
    of beneficial interest                           8,089
Accumulated net investment loss                        (16)
Accumulated net realized loss on investments        (1,352)
Net unrealized appreciation on investments             321
-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $7,042
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHAREs                 $8.97
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   83

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND
March 31, 2002

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--28.0%
-----------------------------------------------------------
U.S. Treasury Bills
    0.000%, 04/04/02                     $2,250  $   2,250
U.S. Treasury Bonds
    8.125%, 05/15/21                        750        926
    7.500%, 11/15/16                      1,000      1,149
    7.250%, 05/15/16                      1,700      1,911
    7.250%, 08/15/22                        900      1,026
    6.375%, 08/15/27                      1,000      1,044
U.S. Treasury Notes
    5.625%, 05/15/08                        750        768
U.S. Treasury STRIPS
    0.000%, 05/15/20                      2,900        937
-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $10,162)                                  10,011
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--2.4%
-----------------------------------------------------------
FNMA, MTN
    6.920%, 03/19/07                        555        590
Private Export Funding
    6.620%, 10/01/05                        250        264
-----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $844)                            854
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--34.3%
-----------------------------------------------------------
FHLMC CMO/REMIC
    Ser 1546, Cl H
    7.000%, 12/15/22                        390        406
    Ser 1561, Cl H
    6.500%, 05/15/08                        750        778
FHLMC
    Pool #277449
    8.500%, 09/01/09                          3          3
FNMA CMC/REMIC
    Ser 1994-17, Cl H
    6.000%, 02/25/09                        750        769
FNMA CMO/REMIC
    Ser G93-21, Cl VE
    6.600%, 11/25/07                        184        189
FNMA
    Pool #369214
    5.000%, 04/01/09                        245        241
    Pool #535301
    6.500%, 04/01/15                        764        780


                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
GNMA
    Pool #13125
    8.000%, 10/15/06                   $     11   $     12
    Pool #187899
    8.000%, 05/15/17                         62         67
    Pool #196477
    10.000%, 04/15/10                        51         56
    Pool #202886
    8.000%, 03/15/17                        106        114
    Pool #221235
    8.500%, 07/15/17                         50         55
    Pool #331786
    8.000%, 08/15/22                         89         95
    Pool #376400
    6.500%, 02/15/24                        575        578
    Pool #462622
    6.500%, 03/15/28                      1,467      1,467
    Pool #570400
    6.500%, 09/15/31                      1,774      1,771
    Pool #781029
    6.500%, 05/15/29                        445        445
    Pool #781096
    6.500%, 12/15/28                      1,900      1,900
    Pool #781231
    7.000%, 12/15/30                      1,136      1,160
    Pool #781328
    7.000%, 09/15/31                      1,364      1,392
-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $12,265)                      12,278
-----------------------------------------------------------
-----------------------------------------------------------
CORPORATE OBLIGATIONS--32.8%
-----------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS--0.6%
-----------------------------------------------------------
Masco
    6.125%, 09/15/03                        200        205
                                                 ---------
Total Building & construction products                 205
                                                 ---------

-----------------------------------------------------------
COSMETICS & TOILETRIES--3.5%
-----------------------------------------------------------
Dial
    7.000%, 08/15/06                      1,250      1,249
                                                 ---------
Total Cosmetics & toiletries                         1,249
                                                 ---------

-----------------------------------------------------------
DATA PROCESSING SERVICES--2.0%
-----------------------------------------------------------
First Data, Ser D, MTN
    5.800%, 12/15/08                        750        727
                                                 ---------
Total Data processing service                          727
                                                 ---------


84   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--3.6%
-----------------------------------------------------------
Emerson Electric
    7.125%, 08/15/10                     $1,250   $  1,302
                                                 ---------
Total Electrical products & services                 1,302
                                                 ---------

-----------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--7.1%
-----------------------------------------------------------
Anheuser Busch
    6.750%, 08/01/03                        750        787
Sysco
    7.250%, 04/15/07                        405        430
    7.160%, 04/15/27                        500        527
    6.500%, 06/15/05                        750        786
                                                 ---------
Total Food, beverage & tobacco                       2,530
                                                 ---------

-----------------------------------------------------------
GAS/NATURAL GAS--7.2%
-----------------------------------------------------------
ChevronTexaco
    8.110%, 12/01/04                        233        246
Columbia Energy Group, Ser B
    6.610%, 11/28/02                      1,000      1,002
Natural Fuel Gas, Ser D, MTN
    6.303%, 05/27/08                      1,350      1,326
                                                 ---------
Total Gas/natural gas                                2,574
                                                 ---------

-----------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--3.4%
-----------------------------------------------------------
Abbott Laboratories
    5.600%, 10/01/03                        700        720
AstraZeneca
    6.300%, 06/15/03                        500        516
                                                 ---------
Total Medical products & services                    1,236
                                                 ---------

-----------------------------------------------------------
RETAIL--3.3%
-----------------------------------------------------------
Wal-Mart Stores
    6.875%, 08/10/09                      1,100      1,172
                                                 ---------
Total Retail                                         1,172
                                                 ---------

-----------------------------------------------------------
TRUCKING--2.1%
-----------------------------------------------------------
JB Hunt Transportation Services
    6.250%, 09/01/03                        750        764
                                                 ---------
Total Trucking                                         764
                                                 ---------

-----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $11,434)                                  11,759
-----------------------------------------------------------


                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.2%
-----------------------------------------------------------
Morgan Stanley Dean Witter (A)
    1.850%, dated 03/28/02, matures 04/01/02,
    repurchase price $771,087 (collateralized by
    U.S. Government obligations,
    total market value $786,348)           $771  $     771
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $771)                                        771
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--99.7%
    (COST $35,476)                                  35,673
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.3%                 98
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 3,602,749 outstanding shares
    of beneficial interest                          35,482
Accumulated net realized gain on investments 92
Net unrealized appreciation on investments             197
-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $35,771
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                  $9.93
-----------------------------------------------------------

(A) Tri-party repurchase agreement
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
STRIPS - Separately traded registered interest and principal securities The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   85

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER CORE HIGH QUALITY FIXED INCOME FUND
March 31, 2002

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--12.5%
-----------------------------------------------------------
U.S. Treasury Bonds
    6.000%, 02/15/26                       $173   $    172
U.S. Treasury Bonds TIPS
    3.375%, 04/15/32                        105        104
U.S. Treasury Notes TIPS
    3.625%, 01/15/08                        251        258
U.S. Treasury STRIPS
    0.000%, 05/15/21                        530        161
-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $710)                                        695
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--83.2%
-----------------------------------------------------------
FHLMC CMO/REMIC
    Ser 1538, Cl J
    6.500%, 06/15/08                        160        164
    Ser 161, Cl F
    9.500%, 06/15/06                        138        140
    Ser 2115, Cl BJ
    6.000%, 03/15/28                        175        167
FNMA CMO/REMIC
    Ser 1994-27, Cl PJ
    6.500%, 06/25/23                        689        699
    Ser 1999-15, Cl PC
    6.000%, 09/25/18                        135        133
FNMA
    Pool #250477
    6.000%, 01/01/11                         48         49
    Pool #334593
    7.000%, 05/01/24                         93         96
    Pool #448770
    6.500%, 07/01/29                        181        181
    Pool #532439
    7.500%, 02/01/30                        249        258
    Pool #535769
    6.500%, 03/01/21                        138        138
    Pool #545123
    6.500%, 08/01/31                        149        148
    Pool #545305
    6.000%, 11/01/16                        139        139
    Pool #592533
    6.500%, 06/01/16                        334        340
    Pool #623937
    6.500%, 01/01/32                        125        124


                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Pool #627750
    5.500%, 02/01/17                       $125    $   121
    Pool #629829
    6.000%, 02/01/32                        100         97
    Pool #630279
    6.000%, 03/01/32                        407        395
    Pool #632578
    6.500%, 02/01/32                        125        124
    Pool #633573
    6.500%, 03/01/32                        150        150
    Pool #7239
    8.000%, 08/01/08                        295        312
GNMA ARM
    Pool #8266
    6.750%, 09/20/17                        118        121
GNMA
    Pool #564915
    6.500%, 10/15/31                        174        173
    Pool #578189
    6.000%, 02/15/32                        150        146
    Pool #579140
    6.500%, 01/15/32                        199        199
-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $4,548)                        4,614
-----------------------------------------------------------
-----------------------------------------------------------
ASSET-BACKED SECURITIES--0.6%
-----------------------------------------------------------
MORTGAGE RELATED--0.6%
-----------------------------------------------------------
Golman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                         33         33
                                                 ---------
Total Mortgage related                                  33
                                                 ---------
-----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $33)                                          33
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--2.2%
-----------------------------------------------------------
ABN-Amro (A)
    1.500%, dated 03/29/02, matures
    04/01/02, repurchase price
    $123,953 (collateralized by
    U.S. Government obligations,
    total market value $126,416)            124        124
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $124)                                        124
-----------------------------------------------------------


86    TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER CORE HIGH QUALITY FIXED INCOME FUND

                                                     Value
                                                     (000)

-----------------------------------------------------------
TOTAL INVESTMENTS--98.5%
    (COST $5,415)                                   $5,466
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.5%                 82
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 567,052 outstanding shares
    of beneficial interest                           5,533
Accumulated net investment income                       18
Accumulated net realized loss on investments           (54)
Net unrealized appreciation on investments              51
-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $5,548
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                  $9.78
-----------------------------------------------------------

(A) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
TIPS - Treasury inflation protection securities
REMIC - Real estate mortgage investment conduit
Ser - Series
STRIPS - Separately traded registered interest and principal securities The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   87

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND
March 31, 2002

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--30.2%
-----------------------------------------------------------
U.S. Treasury Bonds
    11.625%, 11/15/02                  $  3,380   $  3,572
U.S. Treasury Notes
    4.750%, 01/31/03                     24,100     24,534
    3.000%, 01/31/04                      4,688      4,639
U.S. Treasury Notes TIPS
    3.625%, 07/15/02                     17,375     17,665
    3.625%, 01/15/08                      9,257      9,500
-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $59,922)                                  59,910
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--41.0%
-----------------------------------------------------------
FFCB
    2.300%, 12/03/02                      8,000      7,989
FHLB
    0.000%, 11/20/02                      6,000      5,922
FHLMC CMO/REMIC (A)
    Ser 1544, Cl L
    3.560%, 07/15/08                        758        768
    Ser 1862, Cl FD
    2.688%, 12/15/22                          1          1
    Ser 1900, Cl FA
    2.488%, 03/15/09                         15         15
FHLMC CMO/REMIC
    Ser 1106, Cl E
    7.500%, 07/15/06                         32         32
    Ser 1515, Cl G
    6.500%, 02/15/08                      1,000      1,031
    Ser 1526, Cl G
    6.250%, 07/15/18                        122        123
    Ser 1541, Cl F
    6.250%, 05/15/19                        390        393
    Ser 1551, Ser E
    6.500%, 09/15/07                      1,132      1,148
    Ser 1555, Cl PE
    6.150%, 03/15/08                      2,256      2,293
    Ser 1573, Cl PG
    6.000%, 03/15/20                        359        363
    Ser 1583, Cl G
    6.250%, 01/15/20                        265        268
    Ser 1588, Cl PG
    6.000%, 11/15/20                        536        542
    Ser 1608, Cl GA
    9.000%, 06/15/21                      3,016      3,173

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 1609, Cl F
    6.000%, 06/15/19                    $   338   $    342
    Ser 161, Cl F
    9.500%, 06/15/06                         33         33
    Ser 1642, Cl PG
    5.500%, 05/15/21                      1,699      1,713
    Ser 1667, Cl C
    6.000%, 01/15/09                        696        697
    Ser 1849, Cl VB
    6.000%, 12/15/10                        750        759
    Ser 2043, Cl CD
    6.000%, 09/15/16                      8,541      8,658
    Ser 2111, Cl UC
    6.000%, 07/15/08                      2,737      2,797
    Ser 2114, Cl QB
    5.750%, 02/15/14                      3,058      3,094
    Ser 2126, Cl GA
    5.500%, 10/15/06                      1,064      1,073
    Ser 2134, Cl PE
    6.000%, 08/15/08                      1,960      2,004
    Ser 2137, Cl PB
    6.000%, 04/15/14                      1,092      1,108
    Ser 2156, Cl PH
    6.000%, 08/15/16                      1,704      1,706
    Ser 2215, Cl PA
    6.500%, 02/15/30                      3,385      3,459
    Ser 2360, Cl PA
    6.000%, 01/15/06                      3,103      3,153
    Ser 2363, Cl PU
    6.000%, 09/15/16                        384        383
    Ser 28, Cl PB
    6.400%, 03/25/20                      1,312      1,341
FHLMC
    Pool #184967
    7.750%, 08/01/08                        179        187
FNMA CMO/REMIC (A)
    Ser 1993-173, Cl F
    2.406%, 09/25/08                        779        782
FNMA CMO/REMIC
    Ser 1992-193, Cl HC
    7.000%, 01/25/07                        576        588
    Ser 1993-118, Cl G
    6.500%, 11/25/06                        363        365
    Ser 1993-149, Cl H
    6.000%, 09/25/20                      3,270      3,309


88   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND


                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Ser 1993-175, Cl PT
    6.000%, 11/25/07                     $1,650  $   1,662
    Ser 1993-41, Cl PG
    6.200%, 10/25/21                      1,231      1,233
    Ser 1993-60, Cl B
    6.500%, 07/25/20                        362        365
    Ser 1993-76, Cl F
    2.406%, 06/25/08                        151        151
    Ser 1993-99, Cl PG
    6.450%, 06/25/19                        787        793
    Ser 1996-7, Cl E
    6.250%, 04/25/21                      2,018      2,047
    Ser 1998-15, Cl PK
    6.000%, 07/18/18                      2,081      2,113
    Ser 1999-51, Cl LC
    6.500%, 03/25/18                      5,000      5,123
FNMA
    Pool #190107
    6.000%, 11/01/03                        332        336
    Pool #50984
    6.000%, 02/01/04                        360        367
    Pool #77593
    8.000%, 09/01/13                        254        268
GNMA ARM
    Pool #8108
    6.375%, 03/20/16                        186        190
    Pool #8254
    6.750%, 08/20/17                        575        589
    Pool #8266
    6.750%, 09/20/17                        410        420
    Pool #8462
    6.375%, 02/20/19                         25         25
    Pool #8489
    6.375%, 04/20/19                        388        398
GNMA
    Pool # 8103
    6.375%, 02/20/16                        157        160
    Pool #8111
    6.375%, 03/20/16                        654        666
    Pool #8287
    6.625%, 11/20/17                        193        198
    Pool #8297
    6.625%, 12/20/17                        311        320
    Pool #8321
    6.375%, 02/20/18                        712        726
    Pool #8333
    6.375%, 03/20/18                        468        477


                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Pool #8345
    6.375%, 04/20/18                     $  250   $    256
    Pool #8366
    6.375%, 06/20/18                        278        284
    Pool #8392
    6.750%, 08/20/18                        331        339
    Pool #8404
    6.750%, 09/20/18                         18         19
    Pool #8405
    6.750%, 09/20/18                        127        131

-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $80,884)                      81,268
-----------------------------------------------------------
-----------------------------------------------------------
ASSET-BACKED SECURITIES--15.7%
-----------------------------------------------------------
AUTOMOTIVE--3.2%
-----------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2001-A, Cl A4 (A)
    2.120%, 12/12/07                      5,800      5,827
    Ser 2000-D, Cl A4 (A)
    2.080%, 09/12/07                        515        517
                                                 ---------
Total Automotive                                     6,344
                                                 ---------

-----------------------------------------------------------
CREDIT CARDS--4.0%
-----------------------------------------------------------
Dayton Hudson Credit Card
    Master Trust,
    Ser 1997-1, Cl A
    6.250%, 08/25/05                      1,000      1,021
Discover Card Master Trust I,
    Ser 2001-4 Cl A (A)
    1.990%, 10/16/06                      4,300      4,305
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A
    2.088%, 12/15/09                      2,000      2,014
Sears Credit Card,
    Ser 1997-1, Cl A
    6.200%, 07/16/07                        667        682
                                                 ---------
Total Credit cards                                   8,022
                                                 ---------

-----------------------------------------------------------
MORTGAGE RELATED--8.5%
-----------------------------------------------------------
California Federal Bank,
    Ser 1995-BN2, Cl A (A)
    5.399%, 02/25/35                      4,000      4,009
Chase Mortgage Finance,
    Ser 1999-S8, Cl A1
    6.350%, 07/25/29                      2,813      2,876


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   89

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND


                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
Enterprise Mortgage Acceptance,
    Ser 1998-1, Cl A1
    6.110%, 07/15/03                   $    630    $   632
GE Capital Mortgage Services,
    Ser 1998-6, Cl 2A4
    6.750%, 03/25/28                      4,439      4,518
    Ser 1999-11, Cl A2
    6.000%, 07/25/29                        311        312
Northwest Asset Securities,
    Ser 1998-20, Cl A25
    6.150%, 09/25/28                        924        933
Prudential Home Mortgage Securities,
    Ser 1993-29, Cl A11
    6.750%, 08/25/08                      1,930      1,977
Residential Funding Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        290        290
Vendee Mortgage Trust,
    Ser 1996-3, Cl 2H
    7.750%, 12/15/03                      1,160      1,199
                                                 ---------
Total Mortgage related                              16,746
                                                 ---------

-----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $30,980)                                  31,112
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENTS--10.0%
-----------------------------------------------------------
ABN-Amro (B)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $8,861,085 (collateralized by
    U.S. Government obligations,
    total market value $9,036,975)        8,859      8,859
JP Morgan Chase (B)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $10,941,980 (collateralized by
    U.S. Government obligations,
    total market value $11,162,670)      10,940     10,940
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (COST $19,799)                                  19,799
-----------------------------------------------------------
-----------------------------------------------------------
TOTAL INVESTMENTS--96.9%
    (COST $191,585)                                192,089
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--3.1%              6,131
-----------------------------------------------------------


-----------------------------------------------------------
                                                     Value
                                                     (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 19,119,795 outstanding shares
    of beneficial interest                        $194,470
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 334,516 outstanding shares
    of beneficial interest                           3,315
Distributions in excess of
    net investment income                             (160)
Accumulated net realized gain on investments 91
Net unrealized appreciation on investments             504
-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $198,220
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                 $10.19
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHAREs                $10.24
-----------------------------------------------------------

(A) The rate reflected is the rate in effect on March 31, 2002
(B) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FFCB - Federal farm credit bank
FHLB - Federal home loan bank
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
TIPS - Treasury inflation protection securities
GNMA - Government national mortgage association
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.


90   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND
March 31, 2002

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS--49.9%
-----------------------------------------------------------
U.S. Treasury Notes
    6.750%, 05/15/05                   $ 10,270   $ 10,978
    3.000%, 01/31/04                     16,518     16,345
    3.000%, 02/29/04                     12,990     12,833
U.S. Treasury Notes TIPS
    3.625%, 07/15/02                      7,096      7,215
    3.625%, 01/15/08                     13,761     14,123
-----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $61,750)                                  61,494
-----------------------------------------------------------
-----------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS--33.7%
-----------------------------------------------------------
FHLMC CMO/REMIC (A)
    Ser 1862, Cl FD
    2.688%, 12/15/22                          6          6
    Ser 1900, Cl FA
    2.488%, 03/15/09                        134        134
FHLMC CMO/REMIC
    Ser 1093, Cl F
    7.500%, 06/15/06                        157        161
    Ser 1515, Cl G
    6.500%, 02/15/08                      2,200      2,267
    Ser 1555, Cl PE
    6.150%, 03/15/08                        726        738
    Ser 161, Cl F
    9.500%, 06/15/06                        743        752
    Ser 1849, Cl VB
    6.000%, 12/15/10                        754        762
    Ser 2043, Cl CD
    6.000%, 09/15/16                      3,016      3,057
    Ser 2125, Cl TB
    6.000%, 10/15/08                      3,000      3,079
    Ser 2156, Cl PH
    6.000%, 08/15/16                      1,704      1,706
    Ser 2360, Cl PA
    6.000%, 01/15/06                      2,449      2,489
FHLMC
    Pool #94598
    6.500%, 04/02/21                      2,541      2,536
    Pool #E85642
    5.500%, 10/01/16                      1,655      1,616
    Pool #G10288
    6.000%, 09/01/09                        228        232
    Pool #G10446
    6.500%, 02/01/11                        444        458
    Pool #G30085
    7.500%, 10/01/17                      2,036      2,119

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
FNMA CMO/REMIC
    Ser 1991-133, Cl Z
    8.000%, 09/25/06                     $1,149  $   1,195
    Ser 1991-72, Cl G
    8.000%, 07/25/06                        130        137
    Ser 1993-149, Cl H
    6.000%, 09/25/20                        779        788
    Ser 1993-18, Cl PK
    6.500%, 02/25/08                        711        732
    Ser 1993-198, Cl K
    6.000%, 12/25/22                        834        832
    Ser 1993-202, Cl PH
    6.500%, 02/25/22                      1,980      2,048
    Ser 1998-15, Cl PK
    6.000%, 07/18/18                      1,618      1,643
    Ser 1998-36, Cl PA
    6.250%, 07/18/13                         55         55
    Ser 1999-51, Cl LC
    6.500%, 03/25/18                      1,500      1,537
FNMA
    Pool #250477
    6.000%, 01/01/11                        172        175
    Pool #303096
    7.500%, 12/01/09                        658        696
    Pool #545305
    6.000%, 11/01/16                      1,557      1,553
    Pool #608464
    6.000%, 10/01/16                      1,036      1,034
    Pool #6222
    9.000%, 04/01/16                        158        171
    Pool #7239
    8.000%, 08/01/08                        589        622
    Pool #8245
    8.000%, 12/01/08                        300        318
GNMA ARM
    Pool #8108
    6.375%, 03/20/16                        824        840
    Pool #8254
    6.750%, 08/20/17                        597        612
    Pool #8266
    6.750%, 09/20/17                        405        415
GNMA
    Pool #2707
    5.500%, 01/20/14                         52         51
    Pool #2802
    5.500%, 07/20/14                         53         52


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   91

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
    Pool #2843
    5.500%, 11/20/14                     $  739   $    730
    Pool #351122
    6.500%, 07/15/08                        293        304
    Pool #357343
    6.500%, 10/15/08                        116        120
    Pool #462486
    6.500%, 01/15/13                        877        903
    Pool #68224
    8.000%, 06/15/12                        555        595
    Pool #814
    8.000%, 08/20/17                        731        784
    Pool #8320
    6.375%, 02/20/18                        418        426
    Pool #8426
    6.625%, 11/20/18                        114        117
-----------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $41,206)                      41,597
-----------------------------------------------------------
-----------------------------------------------------------
ASSET-BACKED SECURITIES--13.7%
-----------------------------------------------------------
AUTOMOTIVE--1.6%
-----------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2001-A, Cl A4 (A)
    2.120%, 12/12/07                      2,000      2,009
                                                 ---------
Total Automotive                                     2,009
                                                 ---------
-----------------------------------------------------------
CREDIT CARDS--4.7%
-----------------------------------------------------------
Dayton Hudson Credit Card
    Master Trust,
    Ser 1997-1, Cl A
    6.250%, 08/25/05                        890        909
Discover Card Master Trust I,
    Ser 2001-4 Cl A (A)
    1.990%, 10/16/06                      2,900      2,903
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A
    2.088%, 12/15/09                      2,000      2,014
                                                 ---------
Total Credit cards                                   5,826
                                                 ---------

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
MORTGAGE RELATED--7.4%
-----------------------------------------------------------
California Federal Bank,
    Ser 1995-BN2, Cl A (A)
    5.399%, 02/25/35                     $2,500    $ 2,506
Enterprise Mortgage Acceptance,
    Ser 1998-1, Cl A1
    6.110%, 07/15/03                      1,239      1,242
GE Capital Mortgage Services,
    Ser 1999-11, Cl A2
    6.000%, 07/25/29                        621        624
Golman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        807        820
Morgan Stanley Capital I,
    Ser 1998-XL1, Cl A2
    6.450%, 06/03/30                      2,865      2,966
Residential Funding
    Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        290        290
Vendee Mortgage Trust,
    Ser 1996-3, Cl 2H
    7.750%, 12/15/03                        595        615
                                                 ---------
Total Mortgage related                               9,063
                                                 ---------

-----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $16,755)                                  16,898
-----------------------------------------------------------
-----------------------------------------------------------
REPURCHASE AGREEMENT--4.5%
-----------------------------------------------------------
ABN-Amro (B)
    1.850%, dated 03/28/02, matures
    04/01/02, repurchase price
    $5,528,442 (collateralized by
    U.S. Government obligations,
    total market value $5,638,104)        5,527      5,527
-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $5,527)                                    5,527
-----------------------------------------------------------


92   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                                     Value
                                                     (000)
-----------------------------------------------------------
TOTAL INVESTMENTS--101.8%
    (COST $125,238)                               $125,516
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES,
    NET--(1.8)%                                     (2,185)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization--no par value)
    based on 11,468,605 outstanding shares
    of beneficial interest                         114,828
Portfolio capital of Class II Shares
    (unlimited authorization--no par value)
    based on 832,551 outstanding shares
    of beneficial interest                           8,118
Distributions in excess of
    net investment income                              (87)
Accumulated net realized gain
    on investments                                     194
Net unrealized appreciation
    on investments                                     278
-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $123,331
-----------------------------------------------------------
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHAREs                 $10.03
-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHAREs                 $9.99
-----------------------------------------------------------

(A) The rate reflected is the rate in effect on March 31, 2002
(B) Tri-party repurchase agreement
ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
REMIC - Real estate mortgage investment conduit
Ser - Series
TIPS - Treasury inflation protection securities
The accompanying notes are an integral part of the financial statements.


                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   93

--------------------------------------------------------------------------------



                      This page intentionally left blank.




94   TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (000)

                                                                           Turner            Turner            Turner
                                                                          Small Cap      Small Cap Value   New Enterprises
                                                                         Equity Fund   Opportunities Fund       Fund
                                                                     -----------------------------------------------------
                                                                           3/31/02           3/31/02           3/31/02
--------------------------------------------------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                                           $   275          $   282        $      7,167
--------------------------------------------------------------------------------------------------------------------------
    Investment securities at value                                          $   285          $   294        $      7,542
    Cash                                                                          8                9                  --
    Receivable for investment securities sold                                    17               18                 639
    Receivable for capital shares sold                                           26               13                  --
    Receivable due from investment adviser                                        3                3                   3
--------------------------------------------------------------------------------------------------------------------------
       Total assets                                                             339              337               8,184
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities purchased                                  24               28                 339
    Cash overdraft                                                               --               --                  63
    Payable for capital shares redeemed                                          --               --                  14
    Expenses accrued                                                              1                1                   3
--------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                         25               29                 419
--------------------------------------------------------------------------------------------------------------------------
           Total net assets                                                 $   314          $   308        $      7,765
--------------------------------------------------------------------------------------------------------------------------
Net assets:
    Portfolio capital, Class I Shares                                       $   303          $   295         $    16,116
    Accumulated net investment loss                                              --               --                 (35)
    Accumulated net realized gain (loss) on investments                           1                1              (8,691)
    Net unrealized appreciation on investments                                   10               12                 375
--------------------------------------------------------------------------------------------------------------------------
       Total net assets                                                     $   314          $   308        $      7,765
--------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest:(1)
    Class I Shares                                                           29,674           29,019           1,788,027
--------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                         $ 10.58          $ 10.61       $        4.34
--------------------------------------------------------------------------------------------------------------------------

(1) Unlimited authorization -- no par value.
Amounts designated as "--" are either $0 or have been rounded to $0


The accompanying notes are an integral part of the financial statements.




                                        TURNER FUNDS 2002 SEMIANNUAL REPORT   95

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (000)



                                             Turner                 Turner                Turner                 Turner
                                      Disciplined Large Cap         Midcap               Small Cap              Small Cap
                                           Growth Fund           Growth Fund           Growth Fund             Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                          10/1/01 thru           10/1/01 thru          10/1/01 thru          3/4/02(1) thru
                                             3/31/02                3/31/02               3/31/02                3/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Interest                                $      7              $      147            $       36             $     --
    Dividend                                     132                     602                   297                    --
    Foreign taxes withheld                        --                      --                    (3)                   --
-----------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                   139                     749                   330                    --
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                     175                   2,756                 1,335                    --
    Administrator fees                            43                     543                   197                    --
    Transfer agent fees                           13                     691                   220                     2
    Registration fees                              8                      81                    30                    --
    Professional fees                              8                      95                    38                    --
    Printing fees                                  9                     105                    39                    --
    Custodian fees                                 6                      29                    18                     1
    Trustee fees                                   1                      13                     5                    --
    Amortization of deferred
       organizational costs                       --                      --                     7                    --
    Insurance and other fees                       2                      10                     5                    --
-----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                            265                   4,323                 1,894                     3
    Less:
          Investment advisory
             fee waiver                           (1)                     --                  (160)                   --
          Reimbursements
             from adviser                         --                      --                    --                    (3)
          Directed brokerage                     (55)                   (353)                  (66)                   --
-----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                              209                   3,970                 1,668                    --
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment
             income (loss)                       (70)                 (3,221)               (1,338)                   --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                        (5,293)                (13,922)               (7,368)                    1
    Net unrealized appreciation
       of investment securities                9,901                 141,214                63,776                    10
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain on investments                     4,608                 127,292                56,408                    11
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net
       assets resulting
       from operations                        $4,538                $124,071               $55,070             $      11
-----------------------------------------------------------------------------------------------------------------------------------



                                           Turner                Turner                Turner                 Turner
                                         Micro Cap              Large Cap            Midcap Cap              Small Cap
                                         Growth Fund           Value Fund            Value Fund             Value Fund
-----------------------------------------------------------------------------------------------------------------------------
                                        10/1/01 thru          10/1/01 thru          10/1/01 thru           10/1/01 thru
                                           3/31/02               3/31/02               3/31/02                3/31/02
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Interest                            $     180                $    2                 $    88              $   277
    Dividend                                  248                    51                     308                2,940
    Foreign taxes withheld                     (1)                   --                      --                   (7)
-----------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                427                    53                     396                3,210
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                1,013                    20                     172                1,612
    Administrator fees                        150                     4                      34                  279
    Transfer agent fees                       164                    11                      22                  160
    Registration fees                          23                     3                       8                   48
    Professional fees                          28                     1                       7                   49
    Printing fees                              31                     1                       7                   59
    Custodian fees                             10                     2                       3                   11
    Trustee fees                                3                    --                       1                    6
    Amortization of deferred
       organizational costs                     2                    --                       1                   --
    Insurance and other fees                    4                     1                       1                    5
-----------------------------------------------------------------------------------------------------------------------------
       Total expenses                       1,428                    43                     256                2,229
    Less:
          Investment advisory
             fee waiver                       (75)                  (17)                     --                   --
          Reimbursements
             from adviser                      --                    --                      --                   --
          Directed brokerage                  (34)                   --                      --                   --
-----------------------------------------------------------------------------------------------------------------------------
       Net expenses                         1,319                    26                     256                2,229
-----------------------------------------------------------------------------------------------------------------------------
          Net investment
             income (loss)                   (892)                   27                     140                  981
-----------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                      5,851                  (392)                  3,902               (5,466)
    Net unrealized appreciation
       of investment securities            47,968                   746                   4,578               84,669
-----------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain on investments                 53,819                   354                   8,480               79,203
-----------------------------------------------------------------------------------------------------------------------------
    Net increase in net
       assets resulting
       from operations                    $52,927                  $381                  $8,620              $80,184
-----------------------------------------------------------------------------------------------------------------------------



                                             Turner               Turner
                                         Small Cap Value        Technology
                                       Opportunities Fund          Fund
----------------------------------------------------------------------------
                                         3/4/02(1) thru        10/1/01 thru
                                             3/31/02              3/31/02
----------------------------------------------------------------------------
Investment Income:
    Interest                                   $--               $      3
    Dividend                                     --                     4
    Foreign taxes withheld                       --                    --
----------------------------------------------------------------------------
       Total Investment Income                   --                     7
----------------------------------------------------------------------------
Expenses:
    Investment advisory fees                     --                   113
    Administrator fees                           --                    24
    Transfer agent fees                           2                    76
    Registration fees                            --                     4
    Professional fees                            --                     5
    Printing fees                                --                     5
    Custodian fees                                1                     4
    Trustee fees                                 --                     1
    Amortization of deferred
       organizational costs                      --                    --
    Insurance and other fees                     --                     1
----------------------------------------------------------------------------
       Total expenses                             3                   233
    Less:
          Investment advisory
             fee waiver                          --                   (34)
          Reimbursements
             from adviser                        (3)                   --
          Directed brokerage                     --                   (33)
----------------------------------------------------------------------------
       Net expenses                              --                   166
----------------------------------------------------------------------------
          Net investment
             income (loss)                       --                  (159)
----------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                            1                  (972)
    Net unrealized appreciation
       of investment securities                  12                 8,580
----------------------------------------------------------------------------
    Net realized and unrealized
       gain on investments                       13                 7,608
----------------------------------------------------------------------------
    Net increase in net
       assets resulting
       from operations                          $13                $7,449
----------------------------------------------------------------------------
(1) Commenced operations on March 4, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

                                    96 & 97
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)


                                                                                                           Turner
                                          Turner              Turner            Turner                Future Financial
                                          Top 20           Global Top 40     New Enterprise               Services
                                           Fund                Fund              Fund                      Fund(2)
---------------------------------------------------------------------------------------------------------------------------------
                                       10/1/01 thru        10/1/01 thru       10/1/01 thru     11/1/01 thru      5/1/01 thru
                                          3/31/02             3/31/02            3/31/02          3/31/02         10/31/01
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Interest                             $     17              $   1            $    1          $     2            $    4
    Dividend                                   83                  7                 3               45               107
---------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                100                  8                 4               47               111
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                  253                 13                29               63                99
    Administrator fees                         54                  3                 6               11                32
    Transfer agent fees                        75                 18                25               24                11
    Registration fees                           8                  1                 4                3                14
    Professional fees                          10                  1                 3               43                37
    Printing fees                              11                  1                 1               15                 7
    Custodian fees                              8                  5                 5                4                 3
    Trustee fees                                2                 --                --                1                 5
    Amortization of deferred
       organizational costs                    --                 --                --              --                 --
    Shareholder service fees (1)               --                 --                --              --                 --
    Insurance and other fees                    1                 --                 2               --                26
---------------------------------------------------------------------------------------------------------------------------------
       Total expenses                         422                 42                75              164               234
    Less:
         Investment advisory
            fee waiver                        (19)               (13)              (29)             (63)               (4)
         Reimbursements
            from adviser                       --                 --                (4)              --                --
         Directed brokerage                  (170)                (8)               (3)              (4)               --
---------------------------------------------------------------------------------------------------------------------------------
       Net expenses                           233                 21                39               97               230
---------------------------------------------------------------------------------------------------------------------------------
          Net investment
             income (loss)                   (133)               (13)              (35)             (50)             (119)
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                        301               (425)              526            1,467               (57)
    Net unrealized appreciation
       (depreciation) of
       investment securities               12,980                992             1,319              894            (3,048)
---------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments          13,281                567             1,845            2,361            (3,105)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
       net assets resulting
       from operations                    $13,148               $554            $1,810           $2,311           $(3,224)
---------------------------------------------------------------------------------------------------------------------------------


                                          Turner              Turner           Turner           Turner         Turner Core
                                       New Energy &         Healthcare &     Tax Managed      Core Fixed      High Quality
                                     Power Technology      Biotechnology     U.S. Equity        Income         Fixed Income
                                           Fund                Fund             Fund             Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------
                                       10/1/01 thru        10/1/01 thru     10/1/01 thru     10/1/01 thru     10/1/01 thru
                                          3/31/02             3/31/02          3/31/02          3/31/02          3/31/02
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Interest                                 $--                $   4          $     1          $1,073             $159
    Dividend                                   2                    9               25              --               --
-----------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                 2                   13               26           1,073              159
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                   6                   28               25              80               16
    Administrator fees                         1                    4                5              26                5
    Transfer agent fees                       10                   13               12              24               11
    Registration fees                          2                    2                2               6                2
    Professional fees                         --                    1                1               5                1
    Printing fees                             --                    1                1               6                1
    Custodian fees                             3                    3                4               3                3
    Trustee fees                              --                   --               --               1               --
    Amortization of deferred
       organizational costs                   --                   --               --               1               --
    Shareholder service fees (1)               2                    7                8              --               --
    Insurance and other fees                  --                   --                1               3                3
-----------------------------------------------------------------------------------------------------------------------------
       Total expenses                         24                   59               59             155               42
    Less:
         Investment advisory
            fee waiver                        (6)                 (12)              (4)            (22)             (16)
         Reimbursements
            from adviser                      (5)                  --               --              --              (12)
         Directed brokerage                   (3)                  (3)             (13)             --               --
-----------------------------------------------------------------------------------------------------------------------------
       Net expenses                           10                   44               42             133               14
-----------------------------------------------------------------------------------------------------------------------------
          Net investment
             income (loss)                    (8)                 (31)             (16)            940              145
-----------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                      (106)                (179)            (833)            160               37
    Net unrealized appreciation
       (depreciation) of
       investment securities                 190                  535            1,475          (1,149)            (184)
-----------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments             84                  356              642            (989)            (147)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
       net assets resulting
       from operations                      $ 76                 $325          $   626         $   (49)          $   (2)
-----------------------------------------------------------------------------------------------------------------------------


                                         Turner Ultra         Turner
                                        Short Duration    Short Duration
                                         Fixed Income      Fixed Income
                                             Fund              Fund
-------------------------------------------------------------------------
                                         10/1/01 thru      10/1/01 thru
                                            3/31/02           3/31/02
-------------------------------------------------------------------------
Investment Income:
    Interest                                 $2,067           $1,942
    Dividend                                     --               --
-------------------------------------------------------------------------
       Total Investment Income                2,067            1,942
-------------------------------------------------------------------------
Expenses:
    Investment advisory fees                    169              123
    Administrator fees                          100               73
    Transfer agent fees                          68               39
    Registration fees                            24               15
    Professional fees                            18               13
    Printing fees                                21               15
    Custodian fees                                7                6
    Trustee fees                                  2                2
    Amortization of deferred
       organizational costs                      --               --
    Shareholder service fees (1)                  5               10
    Insurance and other fees                      4                3
-------------------------------------------------------------------------
       Total expenses                           418              299
    Less:
         Investment advisory
            fee waiver                         (169)            (112)
         Reimbursements
            from adviser                         --               --
         Directed brokerage                      --               --
-------------------------------------------------------------------------
       Net expenses                             249              187
-------------------------------------------------------------------------
          Net investment
             income (loss)                    1,818            1,755
-------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                          (43)             270
    Net unrealized appreciation
       (depreciation) of
       investment securities                   (105)          (1,321)
-------------------------------------------------------------------------
    Net realized and unrealized
       gain (loss) on investments              (148)          (1,051)
-------------------------------------------------------------------------
    Net increase (decrease) in
       net assets resulting
       from operations                       $1,670          $   704
-------------------------------------------------------------------------
(1) Attributable to Class II Shares only.
(2) Reflects operating history of a predecessor mutual fund (see Note 8). Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

                                    98 & 99
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                        Turner                             Turner
                                                                  Disciplined Large                        Midcap
                                                                    Cap Growth Fund                      Growth Fund
                                                             --------------------------------------------------------------------
                                                                10/1/01           year            10/1/01           year
                                                                 thru             ended            thru             ended
                                                                3/31/02          9/30/01          3/31/02          9/30/01
---------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                             $     (70)      $     (63)        $   (3,221)    $     (6,945)
    Net realized gain (loss) from securities sold               (5,293)        (19,487)           (13,922)        (564,628)
    Net unrealized appreciation (depreciation)
       on investments                                            9,901          (7,129)           141,214         (249,465)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                              4,538         (26,679)           124,071         (821,038)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                               --              --                 --               --
       Class II Shares                                              --              --                 --               --
    Realized capital gains
       Class I Shares                                               --              --                 --          (83,836)
       Class II Shares                                              --              --                 --               --
---------------------------------------------------------------------------------------------------------------------------------
          Total distributions                                       --              --                --           (83,836)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                 22,594         124,763            563,319          954,385
    Proceeds from shares issued in lieu of
       cash distributions                                           --              --                --            78,601
    Cost of shares redeemed                                    (20,126)        (49,692)          (455,420)        (736,107)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                  2,468          75,071            107,899          296,879
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                     --              --                 61                7
    Proceeds from shares issued in
       lieu of cash distributions                                   --              --                 --               --
    Cost of shares redeemed                                         --              --                 --               --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                    --              --                 61                7
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                           2,468          75,071            107,960          296,886
---------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                   7,006          48,392            232,031         (607,988)
---------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                    53,048           4,656            595,768        1,203,756
---------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                       $  60,054       $  53,048          $ 827,799       $  595,768
---------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                       4,352          18,714             27,163           70,859
    Issued in lieu of cash distributions                            --              --               --              2,465
    Redeemed                                                    (3,841)         (7,911)           (22,103)         (64,968)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                              511          10,803              5,060            8,356
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                          --              --                  3               --
    Issued in lieu of cash distributions                            --              --                 --               --
    Redeemed                                                        --              --                 --               --
---------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                         --              --                  3               --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    share transactions                                             511          10,803              5,063            8,356
---------------------------------------------------------------------------------------------------------------------------------


                                                                    Turner                Turner               Turner
                                                                  Small Cap              Small Cap            Micro Cap
                                                                  Growth Fund           Equity Fund          Growth Fund
                                                          -----------------------------------------------------------------------
                                                           10/1/01         year           3/4/02(1)      10/1/01       year
                                                            thru           ended            thru          thru         ended
                                                           3/31/02        9/30/01          3/31/02       3/31/02      9/30/01
---------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                          $  (1,338)   $    (3,345)          $  --     $    (892)  $     (835)
    Net realized gain (loss) from securities sold            (7,368)      (152,973)              1         5,851       (3,705)
    Net unrealized appreciation (depreciation)
       on investments                                        63,776        (99,964)             10        47,968      (37,198)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                          55,070       (256,282)             11        52,927      (41,738)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                            --             --              --            --           --
       Class II Shares                                           --             --              --            --           --
    Realized capital gains
       Class I Shares                                            --       (111,157)             --            --      (18,987)
       Class II Shares                                           --             --              --            --           --
---------------------------------------------------------------------------------------------------------------------------------
          Total distributions                                    --       (111,157)             --            --      (18,987)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                              69,343        176,257             303        59,954      107,832
    Proceeds from shares issued in lieu of
       cash distributions                                      --          106,726              --            --       17,886
    Cost of shares redeemed                                (111,901)      (202,596)             --       (32,649)     (92,090)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                             (42,558)        80,387             303        27,305       33,628
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                  --             --              --            --           --
    Proceeds from shares issued in
       lieu of cash distributions                                --             --              --            --           --
    Cost of shares redeemed                                      --             --              --            --           --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                 --             --              --            --           --
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                      (42,558)        80,387             303        27,305       33,628
---------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets               12,512       (287,052)            314        80,232      (27,097)
---------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                241,876        528,928              --       160,010      187,107
---------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                    $ 254,388      $ 241,876           $ 314      $240,242     $160,010
---------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                    3,683          7,744              30         1,583        2,974
    Issued in lieu of cash distributions                        --           4,448              --            --          540
    Redeemed                                                 (5,992)        (8,543)             --          (855)      (2,602)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                        (2,309)         3,649              30           728          912
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                       --             --              --            --           --
    Issued in lieu of cash distributions                         --             --              --            --           --
    Redeemed                                                     --             --              --            --           --
---------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                      --             --              --            --           --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    share transactions                                       (2,309)         3,649              30           728          912
---------------------------------------------------------------------------------------------------------------------------------


                                                                   Turner                     Turner
                                                                  Large Cap                 Midcap Cap
                                                                 Value Fund                 Value Fund
                                                         ---------------------------------------------------
                                                             10/1/01       year         10/1/01      year
                                                              thru         ended         thru        ended
                                                             3/31/02     9/30/01        3/31/02    9/30/01
------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                          $      27     $     52       $     140  $     137
    Net realized gain (loss) from securities sold              (392)        (169)          3,902      6,261
    Net unrealized appreciation (depreciation)
       on investments                                           746         (792)          4,578     (4,500)
------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                             381         (909)          8,620      1,898
------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                           (27)         (52)           (142)       (58)
       Class II Shares                                           --           --              --         --
    Realized capital gains
       Class I Shares                                            --         (257)         (7,197)        --
       Class II Shares                                           --           --              --         --
------------------------------------------------------------------------------------------------------------
          Total distributions                                   (27)        (309)         (7,339)       (58)
------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                 429        1,794           6,676     27,579
    Proceeds from shares issued in lieu of
       cash distributions                                        26          285           6,770         53
    Cost of shares redeemed                                    (389)        (872)         (3,221)   (33,414)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                  66        1,207          10,225     (5,782)
------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                  --           --              --         --
    Proceeds from shares issued in
       lieu of cash distributions                                --           --              --         --
    Cost of shares redeemed                                      --           --              --         --
------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                                 --           --              --         --
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                           66        1,207          10,225     (5,782)
------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                  420          (11)         11,506     (3,942)
------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                  5,152        5,163          41,715     45,657
------------------------------------------------------------------------------------------------------------
    End of year/period                                       $5,572       $5,152         $53,221    $41,715
------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                       42          157             454      1,812
    Issued in lieu of cash distributions                          3           24             482          4
    Redeemed                                                    (38)         (75)           (221)    (2,214)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                             7          106             715       (398)
------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                       --           --              --         --
    Issued in lieu of cash distributions                         --           --              --         --
    Redeemed                                                     --           --              --         --
------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                      --           --              --         --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    share transactions                                            7          106             715       (398)
------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

                                   100 & 101
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                                      Turner
                                                               Turner            Small Cap Value             Turner
                                                              Small Cap            Opportunities           Technology
                                                             Value Fund                Fund                   Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                       10/1/01         year          3/4/02(1)        10/1/01        year
                                                        thru           ended           thru            thru          ended
                                                       3/31/02       9/30/01          3/31/02         3/31/02      9/30/01
-------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                    $     981     $       320        $   --        $   (159)  $       (783)
    Net realized gain (loss) from securities sold      (5,466)         (2,581)            1            (972)      (122,841)
    Net unrealized appreciation (depreciation)
       on investments                                  84,669         (23,906)           12           8,580        (11,736)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                    80,184         (26,167)           13           7,449       (135,360)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                    (960)           (397)           --              --             (2)
       Class II Shares                                     --              --            --              --             --
    Realized capital gains
       Class I Shares                                      --          (3,189)           --             --         (20,658)
       Class II Shares                                     --              --            --            --               --
-------------------------------------------------------------------------------------------------------------------------------
          Total distributions                            (960)         (3,586)           --              --        (20,660)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                       448,393         358,055           296          13,191         99,041
    Proceeds from fund merger (note 8)                     --              --            --              --             --
    Proceeds from shares issued in lieu of
       cash distributions                                 826           2,966            --            --           19,934
    Cost of shares redeemed                          (109,474)       (189,358)           (1)        (16,076)      (107,161)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                       339,745         171,663           295          (2,885)        11,814
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                            --              --            --              --             --
    Proceeds from shares issued in lieu of
       cash distributions                                  --              --            --              --             --
    Cost of shares redeemed                                --              --            --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                           --              --            --              --             --
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                     339,745         171,663           295          (2,885)        11,814
-------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets        418,969         141,910           308           4,564       (144,206)
-------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                          178,164          36,254           --           25,147        169,353
-------------------------------------------------------------------------------------------------------------------------------
    End of year/period                               $597,133        $178,164       $   308         $29,711     $   25,147
-------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                             23,683          18,834            29           1,946          7,095
    Issued in connection with
       fund merger (note 8)                                --              --            --              --             --
    Issued in lieu of cash distributions                   40             201            --            --            1,246
    Redeemed                                           (5,810)        (10,578)          --           (2,419)        (8,371)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                  17,913           8,457            29            (473)           (30)
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                 --              --            --              --             --
    Issued in lieu of cash distributions                   --              --            --              --             --
    Redeemed                                               --              --            --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                --              --            --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions          17,913           8,457            29            (473)           (30)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                          Turner                     Turner
                                                             Turner                       Global                       New
                                                           Top 20 Fund                  Top 40 Fund              Enterprise Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                       10/1/01       year           10/1/01       year        10/1/01       year
                                                        thru         ended           thru         ended        thru         ended
                                                       3/31/02     9/30/01          3/31/02      9/30/01      3/31/02     9/30/01
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                    $    (133)  $      (892)     $    (13)   $     (58)   $      (35)  $      (69)
    Net realized gain (loss) from securities sold         301      (144,443)         (425)      (6,622)          526       (7,663)
    Net unrealized appreciation (depreciation)
       on investments                                  12,980       (15,153)          992       (1,280)        1,319       (1,789)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                    13,148      (160,488)          554       (7,960)        1,810       (9,521)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                      --            --            --           --            --           --
       Class II Shares                                     --            --            --           --            --           --
    Realized capital gains
       Class I Shares                                      --       (33,660)           --           --            --           --
       Class II Shares                                     --            --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
          Total distributions                              --       (33,660)           --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                        25,605        86,370         2,571        4,174         3,406        7,147
    Proceeds from fund merger (note 8)                     --            --            --           --          --          3,340
    Proceeds from shares issued in lieu of
       cash distributions                                  --        32,985            --           --            --           --
    Cost of shares redeemed                           (23,198)     (115,025)       (3,578)      (4,412)       (3,595)      (8,572)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                         2,407         4,330        (1,007)        (238)         (189)       1,915
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                            --            --            --           --            --           --
    Proceeds from shares issued in lieu of
       cash distributions                                  --            --            --           --            --           --
    Cost of shares redeemed                                --            --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                           --            --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                       2,407         4,330        (1,007)        (238)         (189)       1,915
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets         15,555      (189,818)         (453)      (8,198)        1,621       (7,606)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                           56,803       246,621         3,882       12,080         6,144       13,750
-----------------------------------------------------------------------------------------------------------------------------------
    End of year/period                               $ 72,358     $  56,803      $  3,429      $ 3,882     $   7,765    $   6,144
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                              3,580         6,981           722          786           718          855
    Issued in connection with
       fund merger (note 8)                                --            --            --           --            --        1,029
    Issued in lieu of cash distributions                   --         2,277            --           --            --           --
    Redeemed                                           (3,260)       (9,361)       (1,018)        (843)         (797)      (1,115)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                     320          (103)         (296)         (57)          (79)         769
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                 --            --            --           --            --           --
    Issued in lieu of cash distributions                   --            --            --           --            --           --
    Redeemed                                               --            --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                --            --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions             320          (103)         (296)         (57)          (79)         769
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Turner
                                                                   Future Financial
                                                                     Services Fund
-----------------------------------------------------------------------------------------------
                                                          11/1/01        5/1/01       5/1/00
                                                           thru           thru         thru
                                                        3/31/02(2)     10/31/01(2)  4/30/01(2)
-----------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                      $     (50)      $   (119)    $    (165)
    Net realized gain (loss) from securities sold         1,467            (57)        5,626
    Net unrealized appreciation (depreciation)
       on investments                                       894         (3,048)         (663)
-----------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                       2,311         (3,224)        4,798
-----------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                        --             --            --
       Class II Shares                                       --             --            --
    Realized capital gains
       Class I Shares                                    (5,061)            --          (861)
       Class II Shares                                       --             --            --
-----------------------------------------------------------------------------------------------
          Total distributions                            (5,061)            --          (861)
-----------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                             650            787         4,554
    Proceeds from fund merger (note 8)                      451             --            --
    Proceeds from shares issued in lieu of
       cash distributions                                 4,396             --           833
    Cost of shares redeemed                              (1,744)        (5,350)      (11,875)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                           3,753         (4,563)       (6,488)
-----------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                              --             --           --
    Proceeds from shares issued in lieu of
       cash distributions                                    --             --           --
    Cost of shares redeemed                                  --             --           --
-----------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                             --             --           --
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       capital share transactions                         3,753         (4,563)       (6,488)
-----------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets            1,003         (7,787)       (2,551)
-----------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                             15,554         23,341        25,892
-----------------------------------------------------------------------------------------------
    End of year/period                                  $16,557        $15,554      $ 23,341
-----------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                   51             40           218
    Issued in connection with
       fund merger (note 8)                                  40             --            --
    Issued in lieu of cash distributions                    358             --            41
    Redeemed                                               (140)          (288)         (584)
-----------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                       309           (248)         (325)
-----------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                   --             --            --
    Issued in lieu of cash distributions                     --             --            --
    Redeemed                                                 --             --            --
-----------------------------------------------------------------------------------------------
Increase in Class II Shares                                  --             --            --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions               309           (248)         (325)
-----------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Reflects operating history of a predecessor mutual fund (see Note 8). Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

                                   102 & 103
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                                 Turner                      Turner
                                                   Turner New                 Healthcare &                 Tax Managed
                                                 Energy & Power              Biotechnology                U.S. Equity
                                                 Technology Fund                  Fund                        Fund
--------------------------------------------------------------------------------------------------------------------------------
                                            10/1/01      2/28/01(1)       10/1/01     2/28/01(1)      10/1/01      2/28/01(1)
                                              thru          thru           thru          thru          thru           thru
                                             3/31/02       9/30/01        3/31/02       9/30/01       3/31/02        9/30/01
--------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)          $     (8)      $    (9)      $     (31)     $    (3)     $     (16)     $      (3)
    Net realized gain (loss) from
       securities sold                        (106)         (430)           (179)           6           (833)          (519)
    Net unrealized appreciation
       (depreciation) of investments           190          (123)            535           66          1,475         (1,154)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                       76          (562)            325           69            626         (1,676)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                           --            --              --           --             --             --
       Class II Shares                          --            --              --           --             --             --
    Realized capital gains
       Class I Shares                           --            --              --           --             --             --
       Class II Shares                          --            --             (11)          --             --             --
--------------------------------------------------------------------------------------------------------------------------------
          Total distributions                   --            --             (11)          --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                 --            --              --           --             --             --
    Proceeds from shares issued in
       lieu of cash distributions               --            --              --           --             --             --
    Cost of shares redeemed                     --            --              --           --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                 --            --              --           --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                456         3,081           7,041        1,308          2,109          8,645
    Proceeds from shares issued
       in lieu of cash distributions            --            --              11           --             --             --
    Cost of shares redeemed                   (516)       (1,221)         (1,045)        (185)        (2,642)           (20)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions               (60)        1,860           6,007        1,123           (533)         8,625
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from Capital Share transactions         (60)        1,860           6,007        1,123           (533)         8,625
--------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                         16         1,298           6,321        1,192             93          6,949
--------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                 1,298            --           1,192           --          6,949             --
--------------------------------------------------------------------------------------------------------------------------------
    End of year/period                      $1,314        $1,298       $   7,513       $1,192      $   7,042         $6,949
--------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                      --            --              --           --             --             --
    Issued in connection with
       fund merger (note 8)                     --            --              --           --             --             --
    Issued in lieu of cash distributions        --            --              --           --             --             --
    Redeemed                                    --            --              --           --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares           --            --              --           --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                      56           288             606          125            235            852
    Issued in lieu of cash distributions        --            --               1           --             --             --
    Redeemed                                   (64)         (123)            (88)         (18)          (300)            (2)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares          (8)          165             519          107            (65)           850
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    share transactions                          (8)          165             519          107            (65)           850
--------------------------------------------------------------------------------------------------------------------------------


                                                                                 Turner Core                    Turner Ultra
                                                  Turner Core                   High Quality                   Short Duration
                                                 Fixed Income                   Fixed Income                    Fixed Income
                                                     Fund                           Fund                            Fund
----------------------------------------------------------------------------------------------------------------------------------
                                           10/1/01          year            10/1/01         year          10/1/01           year
                                            thru            ended            thru           ended          thru             ended
                                           3/31/02        9/30/01           3/31/02       9/30/01         3/31/02          9/30/01
----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)          $    940       $   1,809       $     145      $     776       $  1,818        $  2,315
    Net realized gain (loss) from
       securities sold                         160              84              37            513            (43)            147
    Net unrealized appreciation
       (depreciation) of investments        (1,149)          1,851            (184)           125           (105)            475
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                      (49)          3,744              (2)         1,414          1,670           2,937
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                         (938)         (1,812)           (147)          (756)        (2,019)         (1,827)
       Class II Shares                          --              --              --             --            (59)           (348)
    Realized capital gains
       Class I Shares                           --              --            (296)            --            --               --
       Class II Shares                          --              --              --             --            --               --
----------------------------------------------------------------------------------------------------------------------------------
          Total distributions                 (938)         (1,812)           (443)          (756)        (2,078)         (2,175)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued             26,113           8,872           1,417          5,707        184,853         130,825
    Proceeds from shares issued in
       lieu of cash distributions              886           1,713             438            725          1,989           1,795
    Cost of shares redeemed                (24,315)         (9,929)         (1,673)       (15,254)       (85,172)        (70,103)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions              2,684             656             182         (8,822)       101,670          62,517
----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                 --              --              --             --         40,255           4,237
    Proceeds from shares issued
       in lieu of cash distributions            --              --              --             --             36             322
    Cost of shares redeemed                     --              --              --             --        (42,970)         (7,500)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                --              --              --             --         (2,679)         (2,941)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from Capital Share transactions       2,684             656             182         (8,822)        98,991          59,576
----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                      1,697           2,588            (263)        (8,164)        98,583          60,338
----------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                34,074          31,486           5,811         13,975         99,637          39,299
----------------------------------------------------------------------------------------------------------------------------------
    End of year/period                     $35,771         $34,074         $ 5,548       $  5,811       $198,220         $99,637
----------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                   2,580             893             142            558         18,124          12,886
    Issued in connection with
       fund merger (note 8)                     --              --              --             --             --              --
    Issued in lieu of cash distributions        87             172              44             70            195             177
    Redeemed                                (2,405)           (999)           (171)        (1,476)        (8,351)         (6,932)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares          262              66              15           (848)         9,968           6,131
----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                      --              --              --             --          3,931             415
    Issued in lieu of cash distributions        --              --              --             --              3              32
    Redeemed                                    --              --              --             --         (4,195)           (737)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares          --              --              --             --           (261)           (290)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    share transactions                         262              66              15           (848)         9,707           5,841
----------------------------------------------------------------------------------------------------------------------------------


                                                        Turner
                                                    Short Duration
                                                     Fixed Income
                                                         Fund
------------------------------------------------------------------------
                                                 10/1/01         year
                                                  thru           ended
                                                 3/31/02       9/30/01
------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)              $  1,755        $  3,381
    Net realized gain (loss) from
       securities sold                             270             332
    Net unrealized appreciation
       (depreciation) of investments            (1,321)          1,384
------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                          704           5,097
------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                           (1,869)         (2,708)
       Class II Shares                            (170)           (414)
    Realized capital gains
       Class I Shares                               --              --
       Class II Shares                              --              --
------------------------------------------------------------------------
          Total distributions                   (2,039)         (3,122)
------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                101,189          59,526
    Proceeds from shares issued in
       lieu of cash distributions                1,831           2,678
    Cost of shares redeemed                    (55,192)        (37,608)
------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                 47,828          24,596
------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                  2,637           3,727
    Proceeds from shares issued
       in lieu of cash distributions               152             388
    Cost of shares redeemed                     (2,486)         (2,722)
------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                   303           1,393
------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from Capital Share transactions          48,131          25,989
------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                         46,796          27,964
------------------------------------------------------------------------
Net assets:
    Beginning of year/period                    76,535          48,571
------------------------------------------------------------------------
    End of year/period                        $123,331         $76,535
------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                      10,027           5,942
    Issued in connection with
       fund merger (note 8)                         --              --
    Issued in lieu of cash distributions           181             268
    Redeemed                                    (5,473)         (3,763)
------------------------------------------------------------------------
Increase (decrease) in Class I Shares            4,735           2,447
------------------------------------------------------------------------
Class II Shares
    Issued                                         260             376
    Issued in lieu of cash distributions            15              39
    Redeemed                                      (246)           (274)
------------------------------------------------------------------------
Increase (decrease) in Class II Shares              29             141
------------------------------------------------------------------------
Net increase (decrease) in
    share transactions                           4,764           2,588
------------------------------------------------------------------------
(1) Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

                                   104 & 105
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                     Realized and
                  Net asset            Net            unrealized        Distributions      Distributions
                   value,          investment            gains            from net             from                      Net asset
                  beginning          income           (losses) on        investment           capital        Return     value, end
                  of period          (loss)           investments          income              gains       of capital    of period
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2002*              $ 4.70               (0.01)            0.40               --                --               --         $ 5.09
2001               $ 9.81               --               (5.11)              --                --               --         $ 4.70
2000 (1)           $10.00               --               (0.19)              --                --               --         $ 9.81
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2002*              $17.40               (0.06)            3.73               --                --               --         $21.07
2001               $46.52               (0.16)          (25.89)              --              (3.07)             --         $17.40
2000               $25.53               (0.10)           23.79               --              (2.70)             --         $46.52
1999               $13.87               (0.06)           11.72               --                --               --         $25.53
1998               $14.22               (0.07)            0.22               --              (0.50)             --         $13.87
1997 (2)           $10.00               (0.03)            4.36               --              (0.11)             --         $14.22
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2002*              $17.41               (0.04)            3.65               --                --               --         $21.02
2001 (3)           $17.30               --                0.11               --                --               --         $17.41
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2002*              $15.65               (0.14)            3.84               --                --               --         $19.35
2001               $44.79               (0.04)          (18.63)              --             (10.47)             --         $15.65
2000               $34.20               (0.12)           17.89               --              (7.18)             --         $44.79
1999               $21.49               (0.26)           12.97               --                --               --         $34.20
1998               $26.35               (0.23)           (4.19)              --              (0.25)           (0.19)       $21.49
1997               $23.13               (0.07)            3.80               --              (0.51)             --         $26.35
----------------------------------------------
Turner Small Cap Equity Fund -- Class I Shares
----------------------------------------------
2002 (4)*          $10.00               --                0.58               --                --               --         $10.58
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2002*              $32.08               (0.13)           10.09               --                --               --         $42.04
2001               $45.92               (0.12)           (9.02)              --              (4.70)             --         $32.08
2000               $21.09               (0.18)           26.52               --              (1.51)             --         $45.92
1999 (5)           $ 9.88               (0.05)           11.26               --                --               --         $21.09
1998 (6)           $10.00               (0.04)           (0.08)              --                --               --         $ 9.88
---------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2002*              $ 9.89                0.05             0.67               (0.05)            --               --         $10.56
2001 (7)           $12.44                0.11            (1.93)              (0.11)          (0.62)             --         $ 9.89
2000               $11.43                0.08             2.06               (0.09)          (1.04)             --         $12.44
1999               $ 9.21                0.13             2.27               (0.13)          (0.05)             --         $11.43
1998 (8)           $10.00                0.15            (0.79)              (0.15)            --               --         $ 9.21
------------------------------------------
Turner Midcap Value Fund -- Class I Shares
------------------------------------------
2002*              $14.85                0.04             2.78               (0.04)          (2.53)             --         $15.10
2001 (9)           $14.23                0.05             0.59               (0.02)            --               --         $14.85
2000               $15.92                0.05             1.79               (0.07)          (3.46)             --         $14.23
1999               $15.85                0.21             0.74               (0.21)          (0.67)             --         $15.92
1998               $18.99                0.15            (1.12)              (0.15)          (2.02)             --         $15.85
1997 (10)          $16.20                0.18             3.54               (0.18)          (0.75)             --         $18.99
1996               $15.29                0.19             2.15               (0.22)          (1.21)             --         $16.20



                                                                                          Ratio of net
                                      Net            Ratio of         Ratio of total       investment
                                  assets end       net expenses          expenses         income (loss)      Portfolio
                     Total         of period        to average          to average         to average        turnover
                    return+          (000)          net assets++        net assets        net assets++        rate+++
-----------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2002*                8.30%       $    60,054           0.72%               0.91%             (0.24)%          135.70%
2001               (52.09)%      $    53,048           0.74%               1.03%             (0.14)%          376.49%
2000 (1)            (1.90)%      $     4,656           0.75%               3.35%             (0.14)%          128.14%
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2002*               21.09%       $   827,729           1.08%               1.18%             (0.88)%          135.78%
2001               (59.00)%      $   595,761           1.04%               1.12%             (0.77)%          335.57%
2000                97.35%       $ 1,203,756           1.03%               1.07%             (0.68)%          306.97%
1999                84.07%       $   148,830           1.03%               1.08%             (0.53)%          290.79%
1998                 1.24%       $    24,582           1.23%               1.73%             (0.69)%          304.29%
1997 (2)            43.77%       $     5,145           1.25%               7.96%             (0.62)%          348.29%
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2002*               20.74%       $        70           1.64%               1.71%             (1.46)%          135.78%
2001 (3)             0.64%       $         7           1.54%               1.95%             (1.04)%          335.57%
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2002*               23.64%       $   254,388           1.25%               1.42%             (1.00)%           91.64%
2001               (49.81)%      $   241,876           1.25%               1.40%             (0.96)%          176.11%
2000                56.07%       $   528,928           1.25%               1.27%             (0.93)%          203.01%
1999                59.14%       $   254,077           1.25%               1.31%             (0.98)%          223.61%
1998               (16.90)%      $   147,534           1.25%               1.41%             (0.96)%          167.73%
1997                16.64%       $   153,462           1.24%               1.33%             (0.84)%          130.68%
----------------------------------------------
Turner Small Cap Equity Fund -- Class I Shares
----------------------------------------------
2002 (4)*            5.80%       $       314           1.40%              15.90%              0.01%            57.00%
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2002*               31.05%       $   240,242           1.30%               1.41%             (0.88)%           40.92%
2001               (20.23)%      $   160,010           1.25%               1.40%             (0.50)%          121.96%
2000               129.02%       $   187,107           1.25%               1.35%             (0.79)%          179.08%
1999 (5)           113.46%       $    12,963           0.90%               2.86%             (0.47)%          239.32%
1998 (6)            (1.20)%      $     2,843           1.25%               8.18%             (0.64)%          128.53%
---------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2002*                7.31%       $     5,572           0.95%               1.57%              1.02%            40.13%
2001 (7)           (15.47)%      $     5,152           0.95%               3.56%              1.00%           121.20%
2000                19.84%       $     5,163           0.95%               3.98%              0.75%           153.58%
1999                26.17%       $     2,725           0.95%               4.13%              1.20%            92.26%
1998 (8)            (6.52)%      $     1,776           0.95%              11.40%              1.82%            62.71%
------------------------------------------
Turner Midcap Value Fund -- Class I Shares
------------------------------------------
2002*               20.38%        $   53,221           1.10%               1.10%              0.60%            58.92%
2001 (9)             4.50%        $   41,715           1.10%               1.16%              0.30%           128.18%
2000                13.67%        $   45,657           1.10%               1.11%              0.34%            90.15%
1999                 6.13%        $   59,602           0.95%               0.95%              1.21%            98.85%
1998                (6.00)%       $   90,806           1.10%               1.12%              0.82%            42.10%
1997 (10)           23.86%        $  117,859           1.10%               1.15%              1.18%            51.64%
1996                16.47%        $   85,050           1.10%               1.21%              1.32%            51.36%


* For the six-month period ended March 31, 2002 (Unaudited). All ratios for the period have been annualized. + Returns are for the period indicated and have not been annualized.

++   Inclusive of directed brokerage arrangements, waivers and reimbursements.

+++  Excludes effect of in-kind transfers and mergers.

(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.

(2) Commenced operations on October 1, 1996. All ratios for the period have been annualized.

(3) Commenced operations on September 24, 2001. All ratios for the period have been annualized.

(4) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

(5) On January 25, 1999 shareholders of the Alpha Select Turner Micro Cap Growth Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Micro Cap Growth Fund.

(6) Commenced operations on February 27, 1998. All ratios for the period have been annualized.

(7) On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Large Cap Value Fund effective May 1, 2001.

(8) Commenced operations on October 31, 1997. All ratios for the period have been annualized.

(9) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.

(10) On June 25, 1997 the Board of Trustees of the Fund approved a change in the Fund's fiscal year end from October 31 to September 30, effective September 30, 1997. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                   106 & 107
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    Realized and
                  Net asset            Net           unrealized          Distributions      Distributions
                   value,          investment           gains              from net             from            Net asset
                  beginning          income          (losses) on          investment           capital         value, end
                  of period          (loss)          investments            income              gains           of period
--------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2002 *             $16.69             0.04              4.20               (0.04)                 --              $20.89
2001 (1)           $16.36             0.10              1.67               (0.05)               (1.39)            $16.69
2000               $13.71            (0.02)             3.91                --                  (1.24)            $16.36
1999               $11.49            (0.01)             2.48                --                  (0.25)            $13.71
1998               $15.94            (0.06)            (3.22)               --                  (1.17)            $11.49
1997 (2)           $10.87            (0.04)             5.24                --                  (0.13)            $15.94
1996 (3)           $10.00             0.02              0.88               (0.03)                 --              $10.87
-----------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class I Shares
-----------------------------------------------------------
2002 (4)*          $10.00              --               0.61                --                    --              $10.61
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2002 *             $ 4.88            (0.05)             1.52                --                    --              $ 6.35
2001               $32.69            (0.15)           (23.42)               --                  (4.24)            $ 4.88
2000               $14.06            (0.16)            20.33                --                  (1.54)            $32.69
1999 (5)           $10.00            (0.02)             4.08                --                    --              $14.06
------------------------------------
Turner Top 20 Fund -- Class I Shares
------------------------------------
2002 *             $ 5.76            (0.01)             1.36                --                    --              $ 7.11
2001               $24.74            (0.09)           (14.96)               --                  (3.93)            $ 5.76
2000               $13.99            (0.11)            13.06                --                  (2.20)            $24.74
1999 (5)           $10.00            (0.02)             4.01                --                    --              $13.99
-------------------------------------------
Turner Global Top 40 Fund -- Class I Shares
-------------------------------------------
2002 *             $ 3.15            (0.03)             0.55                --                    --              $ 3.67
2001               $ 9.37            (0.05)            (6.17)               --                    --              $ 3.15
2000 (6)           $10.00            (0.01)            (0.62)               --                    --              $ 9.37
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2002 *             $ 3.29            (0.02)             1.07                --                    --              $ 4.34
2001 (7)           $12.52            (0.03)            (9.20)               --                    --              $ 3.29
2000 (6)           $10.00            (0.01)             2.53                --                    --              $12.52
-----------------------------------------------------------
Turner Future Financial Services Fund -- Class I Shares (8)
-----------------------------------------------------------
2002 *             $16.67            (0.11)             2.19                --                  (5.42)            $13.33
2001 (9)           $19.76            (0.13)            (2.96)               --                    --              $16.67
2001               $17.19            (0.14)             3.30                --                  (0.59)            $19.76
2000               $18.01            (0.17)            (0.65)               --                    --              $17.19
1999               $19.61            (0.10)            (0.31)               --                  (1.19)            $18.01
1998               $12.60            (0.06)             7.93                --                  (0.86)            $19.61
1997 (10)          $10.00             0.04              2.62               (0.06)                 --              $12.60
------------------------------------------------------------
Turner New Energy & Power Technology Fund -- Class II Shares
------------------------------------------------------------
2002 *             $ 7.87            (0.05)             0.56                --                    --              $ 8.38
2001(11)           $10.00            (0.05)            (2.08)               --                    --              $ 7.87

---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2002 *             $11.15            (0.03)             0.90                --                  (0.02)            $12.00
2001(11)           $10.00            (0.03)             1.18                --                    --              $11.15

------------------------------------------------------
Turner Tax Managed U.S. Equity Fund -- Class II Shares
------------------------------------------------------
2002 *             $ 8.18            (0.02)             0.81                --                    --              $ 8.97
2001(11)           $10.00              --              (1.82)               --                    --              $ 8.18


                                                                                                  Ratio of net
                                             Net                Ratio of       Ratio of total      investment
                                         assets end           net expenses        expenses        income (loss)         Portfolio
                     Total                of period            to average        to average        to average           turnover
                    return+                 (000)              net assets++      net assets       net assets++           rate+++
----------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2002 *              25.39%                $597,133               1.18%             1.18%              0.52%               11.61%
2001 (1)            12.15%                $178,164               1.28%             1.28%              0.37%              120.40%
2000                29.59%                $ 36,254               1.40%             1.47%             (0.11)%              85.80%
1999                21.82%                $ 16,494               1.40%             1.72%             (0.10)%              79.93%
1998               (21.25)%               $ 15,662               1.40%             1.84%             (0.50)%              70.02%
1997 (2)            48.23%                $ 15,279               1.40%             2.43%             (0.64)%              59.03%
1996 (3)             8.97%                $  4,495               1.40%             5.29%             (0.03)%              14.17%
-----------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class I Shares
-----------------------------------------------------------
2002 (4)*            6.10%                $    308               1.40%            15.75%              0.25%               54.61%
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2002 *              30.12%                $ 29,711               1.03%             1.44%             (0.98)%             389.71%
2001               (81.12)%               $ 25,147               1.21%             1.58%             (1.10)%             727.24%
2000               149.35%                $169,353               1.35%             1.67%             (1.10)%           1,340.92%
1999 (5)            40.60%                $  8,296               1.35%             3.89%             (0.87)%             317.32%
------------------------------------
Turner Top 20 Fund -- Class I Shares
------------------------------------
2002 *              23.44%                $ 72,358               0.65%             1.17%             (0.37)%             655.47%
2001               (70.40)%               $ 56,803               1.05%             1.32%             (0.76)%           1,117.77%
2000                98.58%                $246,621               1.26%             1.62%             (0.90)%           1,590.94%
1999 (5)            39.90%                $ 16,112               1.35%             2.55%             (0.87)%             369.11%
-------------------------------------------
Turner Global Top 40 Fund -- Class I Shares
-------------------------------------------
2002 *              16.51%                $  3,429               1.10%             2.22%             (0.71)%             547.55%
2001               (66.38)%               $  3,882               1.35%             2.80%             (1.81)%           1,050.93%
2000 (6)            (6.30)%               $ 12,080               1.40%             2.02%             (0.48)%             285.98%
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2002 *              31.91%                $  7,765               0.95%             1.84%             (0.86)%             416.65%
2001 (7)           (73.72)%               $  6,144               1.28%             3.13%             (1.04)%             758.98%
2000 (6)            25.20%                $ 13,750               1.35%             2.87%             (0.83)%              83.02%
-----------------------------------------------------------
Turner Future Financial Services Fund -- Class I Shares (8)
-----------------------------------------------------------
2002 *              15.40%                $ 16,557               1.46%             2.42%             (0.76)%              70.80%
2001 (9)           (15.64)%               $ 15,554               2.29%             2.33%             (1.19)%              51.65%
2001                18.20%                $ 23,341               2.11%             2.11%             (0.59)%             109.74%
2000                (4.55)%               $ 25,892               2.14%             2.14%             (0.91)%             180.47%
1999                (0.15)%               $ 30,797               2.06%             2.06%             (0.62)%             205.86%
1998                63.47%                $ 33,106               2.27%             2.10%             (0.61)%             107.12%
1997 (10)           26.67%                $  7,580               2.49%             3.14%              0.33%               97.84%
------------------------------------------------------------
Turner New Energy & Power Technology Fund -- Class II Shares
------------------------------------------------------------
2002 *               6.48%                $  1,314               1.54%             3.73%             (1.27)%             401.94%
2001(11)           (21.30)%               $  1,298               1.50%             7.86%             (1.02)%             543.90%

---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2002 *               7.84%                $  7,513               1.66%             2.20%             (1.16)%              80.39%
2001(11)            11.50%                $  1,192               1.50%            13.70%             (0.79)%              95.24%

------------------------------------------------------
Turner Tax Managed U.S. Equity Fund -- Class II Shares
------------------------------------------------------
2002 *               9.66%                $  7,042               1.25%             1.78%             (0.47)%             152.93%
2001(11)           (18.20)%               $  6,949               1.25%             5.35%             (0.20)%              91.38%

* For the period ended March 31, 2002 (Unaudited). All ratios for the period have been annualized.

+    Returns are for the period indicated and have not been annualized.

++   Inclusive of directed brokerage arrangements, waivers and reimbursements.

+++  Excludes effect of in-kind transfers and mergers.

(1) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.

(2) On June 25, 1997 the Board of Trustees of the Fund approved a change in the Fund's fiscal year end from October 31 to September 30, effective September 30, 1997. All ratios for the period have been annualized.

(3) Commenced operations on February 28, 1996. All ratios for the period have been annualized.

(4) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

(5) Commenced operations on June 30, 1999. All ratios for the period have been annualized.

(6) Commenced operations on June 30, 2000. All ratios for the period have been annualized.

(7) On May 18, 2001, the Board of Trustees of Turner Funds (formerly TIP Funds) approved resolutions to change the name of the B2B E-Commerce Fund to the New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the New Enterprise Fund's investment objectives.

(8) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Future Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to November 12, 2001 and have been carried forward in these financial highlights.

(9) For the six month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Financial Services Fund changed its year end from April 30 to October 31.

(10) Commenced operations on May 22, 1996. All ratios for the period have been annualized.

(11) Commenced operations February 28, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                   108 & 109
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                       Realized and
            Net asset                   unrealized    Distributions  Distributions
             value,          Net           gains        from net         from         Net asset                 Net assets
            beginning    investment     (losses) on    investment       capital      value, end       Total       end of
            of period      income       investments      income          gains        of period      return+   period (000)
------------------------------------------------------------------------------------------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2002*        $10.20         0.27           (0.27)         (0.27)          --           $ 9.93        (0.06)%   $  35,771
2001 (1)     $ 9.62         0.54            0.58          (0.54)          --           $10.20        11.99%    $  34,074
2000         $ 9.50         0.54            0.12          (0.54)          --           $ 9.62         7.21%    $  31,486
1999         $10.41         0.53           (0.71)         (0.53)         (0.20)        $ 9.50        (1.78)%   $  32,729
1998         $ 9.92         0.57            0.51          (0.57)         (0.02)        $10.41        11.32%    $  33,375
1997 (2)     $ 9.85         0.54            0.16          (0.54)         (0.09)        $ 9.92         7.43%    $  23,677
1996         $ 9.89         0.59            0.01          (0.59)         (0.05)        $ 9.85         6.26%    $  19,731

------------------------------------------------------------
Turner Core High Quality Fixed Income Fund -- Class I Shares
------------------------------------------------------------
2002*        $10.53         0.24           (0.23)         (0.24)         (0.52)        $ 9.78         0.05%    $   5,548
2001         $ 9.98         0.61            0.55          (0.61)          --           $10.53        11.87%    $   5,811
2000         $ 9.91         0.59            0.07          (0.59)          --           $ 9.98         6.97%    $  13,975
1999 (3)     $10.00         0.14           (0.09)         (0.14)          --           $ 9.91         0.48%    $  10,009

---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2002*        $10.22         0.13            --            (0.16)         --            $10.19         1.30%    $ 194,796
2001         $10.05         0.54            0.15          (0.52)         --            $10.22         7.09%    $  93,531
2000         $10.05         0.61            0.01          (0.62)         --            $10.05         6.34%    $  30,365
1999(4)      $10.09         0.54           (0.02)         (0.56)         --            $10.05         5.34%    $   3,207
1998 (5)     $10.08         0.35            --            (0.33)         (0.01)        $10.09         3.50%    $     991
1998 (6)     $10.06         0.60            0.02          (0.60)         --            $10.08         6.34%    $   1,195
1997         $10.03         0.60            0.03          (0.60)         --            $10.06         6.32%    $     864

----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2002*        $10.26         0.12            0.01          (0.15)         --            $10.24         1.27%    $   3,424
2001         $10.09         0.50            0.17          (0.50)         --            $10.26         6.82%    $   6,106
2000         $10.10         0.57            0.02          (0.60)         --            $10.09         6.00%    $   8,934
1999 (4)     $10.11         0.47            0.02          (0.50)         --            $10.10         5.00%    $   3,155
1998 (7)     $10.08         0.30            0.03          (0.30)         --            $10.11         3.26%          --

---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2002*        $10.16         0.18           (0.09)         (0.22)         --            $10.03         0.83%    $ 115,013
2001         $ 9.82         0.57            0.32          (0.55)         --            $10.16         9.35%    $  68,405
2000         $ 9.84         0.58           (0.01)         (0.59)         --            $ 9.82         6.00%    $  42,092
1999 (8)     $10.25         0.55           (0.27)         (0.55)         (0.14)        $ 9.84         2.89%    $  38,687
1998 (5)     $10.10         0.35            0.15          (0.34)         (0.01)        $10.25         5.09%    $  12,015
1998 (6)     $10.00         0.59            0.10          (0.59)         --            $10.10         7.07%    $  15,544
1997         $10.04         0.58           (0.01)         (0.59)         (0.02)        $10.00         5.45%    $  17,809

----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2002*        $10.12         0.17           (0.10)         (0.20)         --            $ 9.99         0.71%    $   8,318
2001         $ 9.78         0.54            0.33          (0.53)         --            $10.12         9.10%    $   8,130
2000         $ 9.80         0.58           (0.02)         (0.58)         --            $ 9.78         5.92%    $   6,479
1999 (9)     $ 9.95         0.68           (0.13)         (0.70)         --            $ 9.80         5.64%    $      87



                                            Ratio of net                  Average           Average           Average
             Ratio of     Ratio of total     investment                    debt              debt             shares
           net expenses      expenses       income (loss)                per share        outstanding       outstanding   Portfolio
            to average      to average       to average      Interest     during            during            during      turnover
           net assets++     net assets      net assets++      expense the period (10) the period (10)(11)   the period      rate
------------------------------------------------------------------------------------------------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2002*         0.75%           0.88%            5.28%          --           --                --                 --         35.96%
2001 (1)      0.75%           1.01%            5.50%          --           --                --                 --         34.05%
2000          0.75%           1.02%            5.72%          --           --                --                 --         42.40%
1999          0.75%           0.97%            5.40%          --           --                --                 --         28.47%
1998          0.75%           0.99%            5.67%          --           --                --                 --         27.07%
1997 (2)      0.75%           1.02%            6.03%          --           --                --                 --         11.83%
1996          0.80%           1.11%            6.00%          --           --                --                 --         24.52%

------------------------------------------------------------
Turner Core High Quality Fixed Income Fund -- Class I Shares
------------------------------------------------------------
2002*         0.45%           1.33%            4.64%          --           --                --                 --        114.83%
2001          0.45%           1.58%            5.95%          --           --                --                 --        203.83%
2000          0.45%           1.46%            6.07%          --           --                --                 --        140.02%
1999 (3)      0.45%           1.99%            5.67%          --           --                --                 --         39.70%

---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2002*         0.36%           0.61%            2.69%          --           --                --                 --         24.56%
2001          0.36%           0.87%            5.09%          --           --                --                 --        118.53%
2000          0.36%           1.25%            6.15%          --           --                --                 --        140.55%
1999(4)       0.00%           6.53%            5.50%          --           --                --                 --        154.33%
1998 (5)      0.00%          10.83%            5.88%          --           --                --                 --         96.56%
1998 (6)      0.00%           8.83%            5.97%          --           --                --                 --         68.80%
1997          0.00%          10.25%            5.91%          --           --                --                 --         81.82%

----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2002*         0.61%           0.86%            2.54%          --           --                --                 --         24.56%
2001          0.61%           1.10%            5.19%          --           --                --                 --        118.53%
2000          0.61%           1.48%            5.72%          --           --                --                 --        140.55%
1999 (4)      0.23%           6.76%            5.13%          --           --                --                 --        154.33%
1998 (7)      0.25%          11.08%            5.63%          --           --                --                 --         96.56%

---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2002*         0.36%           0.59%            3.59%          --           --                --                 --        100.58%
2001          0.36%           0.72%            5.65%          --           --                --                 --        103.92%
2000          0.36%           0.74%            5.94%          --           --                --                 --        136.01%
1999 (8)      0.24%           1.31%            6.21%          --           --                --                 --        257.98%
1998 (5)      0.24%           1.49%            5.84%          --           --                --                 --        121.63%
1998 (6)      0.24%           1.21%            5.85%          --           --                --                 --        197.03%
1997          0.24%           1.21%            5.80%         0.02%       $0.04            $56,238          1,320,830      279.00%

----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2002*         0.61%           0.83%            3.38%          --           --                --                 --        100.58%
2001          0.61%           0.96%            5.40%          --           --                --                 --        103.92%
2000          0.61%           0.95%            5.90%          --           --                --                 --        136.01%
1999 (9)      0.48%           0.95%            5.71%          --           --                --                 --        257.98%


* For the six-month period ended March 31, 2002 (Unaudited). All ratios for the period have been annualized.

+    Returns are for the period indicated and have not been annualized.

++   Inclusive of directed brokerage arrangements, waivers and reimbursements.

(1) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.

(2) On June 25, 1997 the Board of Trustees of the Fund approved a change in the Fund's fiscal year end from October 31 to September 30, effective September 30, 1997. All ratios for the period have been annualized.

(3) Commenced operations on June 30, 1999. All ratios for the period have been annualized.

(4) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-One Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-One Year Portfolio.

(5) On November 10, 1997 the Board of Trustees of TIP Institutional Funds (formerly, The Solon Funds) approved a change in the Turner Short Duration Government Funds Three Year and One Year Portfolios' fiscal year end from February 28 to September 30, effective March 1, 1998. All ratios for the period have been annualized.

(6) On January 22, 1998, shareholders of the Fund approved a change in the advisor from Solon Asset Management, L.P. to Turner Investment Partners, Inc.

(7) Commenced operations on February 27, 1998. All ratios for the period have been annualized.

(8) On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-Three Year Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIPTurner Short Duration Government Funds-Three Year Portfolio.

(9) Commenced operations on April 28, 1999. All ratios for the period have been annualized.

(10) Average based upon amounts outstanding at each month end.

(11) There was no debt outstanding at the end of any period presented.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                   110 & 111
                      TURNER FUNDS 2002 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2002


1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 portfolios. The financial statements included herein are those of the Turner Disciplined Large Cap Growth Fund (the "Disciplined Large Cap Growth Fund") (formerly the Turner Select Growth Equity Fund), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Small Cap Equity Fund, (the "Small Cap Equity Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Large Cap Value Fund (the "Large Cap Value Fund"), the Turner Midcap Value Fund (the "Midcap Value Fund"), the Turner Small Cap Value Fund (the "Small Cap Value Fund"), the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Top 20 Fund (the "Top 20 Fund"), the Turner Global Top 40 Fund (the "Global Top 40 Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), the Turner Future Financial Services Fund (the "Future Financial Services Fund"), the Turner New Energy & Power Technology Fund (the "New Energy & Power Technology Fund"), the Turner Healthcare & Biotechnology Fund (the "Healthcare & Biotechnology Fund"), the Turner Tax Managed U.S. Equity Fund (the "Tax Managed U.S. Equity Fund"), the Turner Core Fixed Income Fund (the "Core Fixed Income Fund") (formerly the Turner Core Plus Fixed Income Fund), the Turner Core High Quality Fixed Income Fund (the "Core High Quality Fixed Income Fund"), the Turner Ultra Short Duration Fixed Income Fund (the "Ultra Short Duration Fixed Income Fund"), and the Turner Short Duration Fixed Income Fund (the "Short Duration Fixed Income Fund"), (each a "Fund" and collectively the "Funds"). The financial statements of the remaining portfolios are presented separately.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Disciplined Large Cap Growth Fund, the Top 20 Fund, the Global Top 40 Fund, the Future Financial Services Fund, the New Energy & Power Technology Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund. The Funds are registered to offer different classes of shares:
Class I Shares, Class II Shares, or both. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

As of March 31, 2002, the Turner International Opportunities Fund and the Turner International Discovery Fund had not yet commenced operations.

The Turner Small Cap Growth Fund, the Turner Micro Cap Growth Fund and the Turner Small Cap Value Fund were closed to new investors as of August 29, 1997, March 7, 2000, and December 28, 2001, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

   FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.


112   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

   NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the fund's assets, less liabilities, by the number of shares outstanding.

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are directly related to one of the funds are charged to that fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Disciplined Large Cap Growth, Midcap Growth, Small Cap Growth, Small Cap Equity, Micro Cap Growth, Small Cap Value Opportunities, Technology, Top 20, Global Top 40, New Enterprise, Future Financial Services, New Energy & Power Technology, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds declare and distribute net investment income, if any, annually as a dividend to shareholders. The Large Cap Value, Midcap Value and Small Cap Value Funds declare and distribute net investment income, if any, quarterly as a dividend to shareholders. The Core Fixed Income, Core High Quality Fixed Income, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds declare net investment income daily and distribute it monthly as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

   Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   IMPLEMENTATION OF NEW ACCOUNTING STANDARDS--The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on October 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Any capitalized organization costs for the Funds are being amortized over a period of sixty months. In the event any of the initial shares of a fund are redeemed by any holder thereof during the period that such fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by a Fund will be reduced by the unamortized organizational costs in the same ratio as the number of shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Sub-Administrator"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Effective October 1, 2001, Turner Investment Partners, Inc. ("Turner") began providing administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner will receive an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, 0.12% assets over $2 billion. Under a separate Sub-Administration Agreement between


                                       TURNER FUNDS 2002 SEMIANNUAL REPORT   113

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Turner and SEI Investments Mutual Funds Services ("SEI"), SEI will provide sub-administrative services to the Funds. Prior to October 1, 2001 SEI served as the administrator.

Effective October 1, 2001, Turner Investment Distributors Inc., a broker dealer subsidiary of Turner began providing distribution services to the Funds under a Distribution Agreement. Turner Investment Distributors Inc. also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement effective October 1, 2001.

Prior to October 1, 2001, SEI Investments Distribution Co. served as the distributor ("predecessor Distributor"). The Trust and the predecessor Distributor were parties to a Distribution Agreement dated April 28, 1996 for Class I Shares.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Some Funds direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following Funds had expenses reduced by the amounts shown below. The effect on the Funds' expense ratios, as a percentage of the average net assets of the Fund on an annualized basis, for the period ended March 31, 2002, is as follows:

FUND                                      RATIO     AMOUNT
--------                                 ------- ----------
Disciplined Large Cap Growth Fund          0.19% $  55,097
Midcap Growth Fund                         0.10    353,200
Small Cap Growth Fund                      0.05     66,529
Micro Cap Growth Fund                      0.03     34,016
Technology Fund                            0.20     32,657
Top 20 Fund                                0.47    169,968
Global Top 40 Fund                         0.43      8,208
New Enterprise Fund                        0.08      3,464
Future Financial Services Fund             0.05      3,970
New Energy & Power Technology Fund         0.53      3,413
Healthcare & Biotechnology Fund            0.10      2,531
Tax Managed U.S. Equity Fund               0.39     13,043

The Disciplined Large Cap Growth Fund, Midcap Growth Fund, New Energy & Power Technology Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Ultra Short Duration Fixed Income Fund, and the Short Duration Fixed Income Fund have adopted a shareholder service plan and agreement for Class II Shares. Under the shareholder service plan and agreement the Funds pay the Distributor a shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Class II Shares of each Fund.


5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner (the "Adviser") are parties to an Investment Advisory Agreement dated April 28, 1996 under which the Advisor receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Fund. The adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time.

The Advisory fee for some of the Funds may be subject to a monthly performance adjustment based on such Fund's performance relative to the performance of a comparative index as presented in the Funds' prospectus. These performance-based fees will go into effect once a Fund has been in operation for at least one year. If a Fund outperforms its comparative index by a specified amount Turner will receive higher advisory fees for the next period. Conversely, if a Fund underperforms its comparative index Turner will receive lower advisory fees for the next period. In cases where the performance-based fee has been applied, the Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to keep such Fund's "other expenses" from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the advisory fee, expense caps and performance-based fee adjustments are as follows:

                           ADVISORY FEES     OTHER    TOTAL
                        ------------------- EXPENSES EXPENSES
FUND                    (LOW) (BASE) (HIGH)   CAP      CAP
--------                ----- ------ ------ -------- --------
 Disciplined Large Cap
   Growth Fund           n/a    0.60%  n/a    n/a     0.75%
 Midcap Growth Fund      n/a    0.75   n/a    n/a     1.25*
 Small Cap Growth Fund   n/a    1.00   n/a    n/a     1.25
 Small Cap Equity Fund   n/a    0.95   n/a    n/a     1.45
 Micro Cap Growth Fund   n/a    1.00   n/a    n/a     1.40
 Large Cap Value Fund    n/a    0.74   n/a    n/a     0.95
 Midcap Value Fund       n/a    0.74   n/a    n/a     1.10
 Small Cap Value Fund    n/a    0.85   n/a    n/a     1.40
 Small Cap Value
   Opportunities Fund    n/a    0.95   n/a    n/a     1.45
 Technology Fund         0.70%  1.10   1.50%  0.50%   n/a
 Top 20 Fund             0.70   1.10   1.50   0.25    n/a
 Global Top 40 Fund      0.70   1.00   1.30   0.40    n/a
 New Enterprise Fund     0.70   1.10   1.50   0.25    n/a
 Future Financial
   Services Fund         0.75   1.00   1.25   0.40    n/a
 New Energy & Power
   Technology Fund       0.75   1.00   1.25   0.75    n/a



114   TURNER FUNDS 2002 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                           ADVISORY FEES     OTHER    TOTAL
                        ------------------- EXPENSES EXPENSES
FUND                    (LOW) (BASE) (HIGH)   CAP      CAP
--------                ----- ------ ------ -------- --------
 Healthcare &
   Biotechnology Fund    0.75% 1.00%  1.25%  0.75%     n/a
 Tax Managed U.S.
   Equity Fund           n/a   0.75   n/a    n/a       1.25
 Core Fixed Income Fund  n/a   0.45   n/a    n/a       0.75
 Core High Quality
   Fixed Income Fund     n/a   0.50   n/a    n/a       0.45
 Ultra Short Duration
   Fixed Income Fund     n/a   0.25   n/a    n/a       0.36*
 Short Duration Fixed
   Income Fund           n/a   0.25   n/a    n/a       0.36*

* REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.

During the period ended March 31, 2002, the following Funds' Advisory Fees were adjusted in accordance with the performance based fee described above:

                        BASE       PERFORMANCE      NET
FUND                 ADVISER FEE   ADJUSTMENT   ADVISER FEE
--------            ------------- ------------  -----------
 Technology Fund    $  355,610      $(242,772)   $112,838
 Top 20 Fund           798,202       (544,926)    253,276
 Global Top 40 Fund     37,934        (24,693)     13,241
 New Enterprise Fund    90,010        (61,449)     28,561
 Future Financial
   Services Fund       159,694        (96,294)     63,400
 New Energy &Power
   Technology Fund      12,799         (6,685)      6,114
 Healthcare &
   Biotechnology Fund   53,343        (25,213)     28,130



6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2002, are as follows
(000):

                                   PURCHASES       SALES
FUND                                 (000)         (000)
--------                        --------------  ----------
Disciplined Large Cap
   Growth Fund                   $    79,087   $   76,464
Midcap Growth Fund                 1,037,360      957,863
Small Cap Growth Fund                236,597      284,033
Small Cap Equity Fund                    437          163
Micro Cap Growth Fund                 99,195       75,410
Large Cap Value Fund                   2,300        2,097
Midcap Value Fund                     33,673       26,095
Small Cap Value Fund                 356,588       41,370
Small Cap Value
   Opportunities Fund                    443          161
Technology Fund                      117,170      120,365
Top 20 Fund                          445,716      443,575
Global Top 40 Fund                    19,721       20,795
New Enterprise Fund                   32,023       32,444
Future Financial Services Fund        25,415       11,104
New Energy & Power
   Technology Fund                     5,015        4,165
Healthcare & Biotechnology Fund        9,945        3,862
Tax Managed U.S. Equity Fund          10,022       10,573


                          PURCHASES (000)     SALES (000)
FUND                      GOV'T     OTHER    GOV'T   OTHER
------                  --------  -------- -------- -------
Core Fixed
   Income Fund         $ 12,342   $   --   $ 5,368  $6,869
Core High Quality
   Fixed Income Fund      6,972       --     7,063       2
Ultra Short Duration
   Fixed Income Fund     37,296   16,140    14,934   1,442
Short Duration Fixed
   Income Fund          115,724    7,404    82,075   1,317







                                       TURNER FUNDS 2002 SEMIANNUAL REPORT   115

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
--------------------------------------------------------------------------------

The Federal tax cost and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2002, are as follows
(000):

                                                                                                   NET
                                              FEDERAL                                         UNREALIZED
                                                TAX       UNREALIZED        UNREALIZED       APPRECIATION
FUND                                           COST      APPRECIATION      DEPRECIATION     (DEPRECIATION)
------                                       ---------   ------------      ------------     --------------
Disciplined Large Cap Growth Fund            $ 58,910       $ 3,938          $ (2,229)          $ 1,709
Midcap Growth Fund                            735,467        116,241          (31,757)           84,484
Small Cap Growth Fund                         236,289         32,381           (9,673)           22,708
Small Cap Equity Fund                             275             12               (2)               10
Micro Cap Growth Fund                         188,677         59,218           (3,735)           55,483
Large Cap Value Fund                            5,336            522             (216)              306
Midcap Value Fund                              44,662          9,226             (738)            8,488
Small Cap Value Fund                          545,211         84,208          (22,241)           61,967
Small Cap Value Opportunities Fund                282             13               (1)               12
Technology Fund                                30,414          1,445           (2,288)            (843)
Top 20 Fund                                    74,939          2,248           (4,518)          (2,270)
Global Top 40 Fund                              3,459            163             (187)             (24)
New Enterprise Fund                             7,337            585             (380)              205
Future Financial Services Fund                 15,469          2,253             (906)            1,347
New Energy & Power Technology Fund              1,351            107              (48)               59
Healthcare & Biotechnology Fund                 7,690            695             (112)              583
Tax Managed U.S. Equity Fund                    6,824            478             (182)              296
Core Fixed Income Fund                         35,476            481             (284)              197
Core High Quality Fixed Income Fund             5,415             87              (36)               51
Ultra Short Duration Fixed Income Fund        191,585            718             (214)              504
Short Duration Fixed Income Fund              125,238            741             (463)              278


7. CONCENTRATIONS/RISKS:

Certain funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the fund's net asset value and magnified effect on the total return.

8. FUND MERGER:

On September 24, 2001, all the assets and liabilities of the Turner Wireless & Communications Fund were transferred into the Turner New Enterprise Fund (formerly, the Turner B2B E-Commerce Fund). Under the Plan of Reorganization, 1,432,087 shares of the Wireless & Communications Fund were exchanged for 1,028,852 shares of the New Enterprise Fund in a tax-free exchange. The value of the Wireless and Communications Fund was $3,339,652, which included unrealized losses of $1,043,902.

 On November 12, 2001, all the assets and liabilities of the Professionally Managed Portfolios - Titan Financial Services Fund (the "Titan Fund") were transferred into the Turner Future Financial Services Fund. Under the Plan of Reorganization 1,277,621 shares of the Titan Fund were exchanged for 1,274,515 shares of the Turner Future Financial Services Fund in a tax-free exchange. The value of the Turner Future Financial Services Fund was $450,959 which included unrealized losses of $2,281. Under the Plan of Reorganization, the Titan Fund is the accounting survivor, and the financial reporting subsequent to November 12, 2001 reflects the performance and accounting history of the Titan Fund.

9. IN-KIND TRANSFERS OF SECURITIES:

During the period ended September 30, 2001, the Turner Midcap Growth Fund issued 619,270 shares of beneficial interest in exchange for $15,191,321 in portfolio assets from certain accounts managed by Turner Investment Partners, Inc.

During the period ended September 30, 2001, the Turner Select Growth Equity Fund issued 455,988 shares of beneficial interest in exchange for $2,430,415 in portfolio assets from certain accounts managed by Turner Investment Partners, Inc.




116   TURNER FUNDS 2002 SEMIANNUAL REPORT

NOTES
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NOTES
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NOTES
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NOTES
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TURNER FUNDS



TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Retired, Corporate Vice President, Human Resources
Frontier Corporation

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University


INVESTMENT ADVISER
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

DISTRIBUTOR
TURNER INVESTMENT DISTRIBUTORS, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
Philadelphia, Pennsylvania

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

TURNER FUNDS
---------------------------------------

TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email:# mutualfunds@turner-invest.com
Web Site: www.turnerinvestments.com

TUR-SA-002-0200